UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                             New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                           Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 1.1%
Andritz AG	33	$1,655
Erste Group Bank AG*	81	2,644
EVN AG	61	780
Oesterreichische Post AG*	32	1,278
OMV AG	100	3,945
Telekom Austria AG*	95	649
UNIQA Insurance Group AG	184	1,432
Verbund AG	73	1,243
Voestalpine AG	53	2,092

Total Austria		15,718

Belgium - 5.1%
Ackermans & van Haaren N.V.	3	473
Ageas	72	2,822
Anheuser-Busch InBev S.A.	410	45,123
Bekaert S.A.	25	1,226
bpost S.A.	83	1,954
Cie d’Entreprises CFE	9	1,263
Cofinimmo S.A.	11	1,260
Colruyt S.A.	19	935
D’ieteren S.A./N.V.	16	751
Elia System Operator S.A./N.V.	19	1,005
Euronav N.V.	137	1,099
Melexis N.V.	10	869
Proximus SADP	142	4,467
Solvay S.A.	31	3,798
UCB S.A.	21	1,633
Umicore S.A.	28	1,599
Warehouses De Pauw CVA	9	840

Total Belgium		71,117

Finland - 4.7%
Amer Sports Oyj*	11	249
Cargotec Oyj Class B	12	595
Elisa Oyj(a)	44	1,560
Fortum Oyj	584	9,263
Huhtamaki Oyj	19	678
Kemira Oyj	71	874
Kesko Oyj Class B	39	1,864
Kone Oyj Class B	116	5,107
Konecranes Oyj	33	1,175
Metso Oyj(a)	64	1,943
Neste Oyj	75	2,933
Nokia Oyj	2,339	12,583
Nokian Renkaat Oyj	52	2,177
Orion Oyj Class B	42	2,195
Sampo Oyj Class A	235	11,175
Stora Enso Oyj Class R	210	2,489
Tieto Oyj	28	765
UPM-Kymmene Oyj(a)	192	4,522
Valmet Oyj	46	717
Wartsila Oyj Abp	49	2,628

Total Finland		65,492

France - 25.7%
Accor S.A.	32	1,337
Aeroports de Paris	11	1,363
Air Liquide S.A.	48	5,498
Airbus SE	158	12,054
Alten S.A.	8	615
Amundi S.A.(a)(b)	50	2,958
Arkema S.A.	14	1,385
Atos SE	9	1,116
AXA S.A.	604	15,669
BNP Paribas S.A.	322	21,501
Bollore S.A.	168	653
Bouygues S.A.	81	3,305
Bureau Veritas S.A.	74	1,565
Capgemini S.A.	12	1,111
Carrefour S.A.	105	2,482
Casino Guichard Perrachon S.A.	38	2,131
Christian Dior SE	24	5,591
Cie de Saint-Gobain	99	5,097
Cie Generale des Etablissements Michelin	32	3,897
Cie Plastic Omnium S.A.	13	475
CNP Assurances	241	4,918
Coface S.A.	25	189
Credit Agricole S.A.	991	13,461
Danone S.A.	88	6,001
Dassault Systemes SE	13	1,128
Edenred	70	1,658
Eiffage S.A.	11	864
Electricite de France S.A.(a)	1,096	9,251
Engie S.A.	876	12,442
Essilor International S.A.	12	1,462
Euler Hermes Group	13	1,198
Eurazeo S.A.	15	990
Eutelsat Communications S.A.	90	2,015
Fonciere Des Regions	18	1,508
Gaztransport Et Technigaz S.A.	10	377
Groupe Eurotunnel SE Registered Shares	44	444
Havas S.A.	64	572
Hermes International	5	2,375
ICADE	19	1,396
Imerys S.A.	16	1,362
JCDecaux S.A.	8	282
Kering	19	4,927
Klepierre	56	2,184
L’Oreal S.A.	59	11,368
Lagardere SCA	48	1,417
Legrand S.A.	32	1,934
LVMH Moet Hennessy Louis Vuitton SE	67	14,751
Metropole Television S.A.	47	1,052
Natixis S.A.	1,314	8,118
Nexity S.A.*	21	1,035
Orange S.A.	531	8,272
Pernod Ricard S.A.	25	2,965
Publicis Groupe S.A.	32	2,242
Remy Cointreau S.A.	7	687
Renault S.A.	47	4,093
Rexel S.A.	72	1,311
Rubis SCA	7	688
Safran S.A.	50	3,745
Sanofi	286	25,884
Schneider Electric SE	123	9,029
SCOR SE	53	2,008
SEB S.A.	7	980
Societe BIC S.A.	12	1,499
Societe Generale S.A.	244	12,409
Sodexo S.A.	21	2,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2017

Investments	Shares	Value
SPIE S.A.	32	$774
Suez	130	2,058
Tarkett S.A.	13	563
Teleperformance	7	758
Television Francaise 1	21	252
Thales S.A.	29	2,812
TOTAL S.A.	753	38,187
Unibail-Rodamco SE	19	4,452
Valeo S.A.	28	1,870
Veolia Environnement S.A.	103	1,934
Vicat S.A.	12	854
Vinci S.A.	95	7,549
Vivendi S.A.	958	18,674
Wendel S.A.	6	762

Total France		360,269

Germany - 25.6%
Aareal Bank AG	21	813
adidas AG	27	5,149
Allianz SE Registered Shares	180	33,431
AURELIUS Equity Opportunities SE & Co. KGaA	10	435
Aurubis AG	9	605
Axel Springer SE	28	1,550
BASF SE	309	30,709
Bayer AG Registered Shares	175	20,224
Bayerische Motoren Werke AG	201	18,383
Bechtle AG	5	544
Beiersdorf AG	15	1,424
Bertrandt AG	2	195
Brenntag AG	23	1,293
Carl Zeiss Meditec AG Bearer Shares	16	684
Celesio AG	70	1,926
Continental AG	28	6,154
Covestro AG(b)	23	1,775
Daimler AG Registered Shares	476	35,230
Deutsche Boerse AG*	35	3,216
Deutsche Lufthansa AG Registered Shares	165	2,682
Deutsche Post AG Registered Shares	321	11,022
Deutsche Telekom AG Registered Shares	1,322	23,224
Deutsche Wohnen AG Bearer Shares	65	2,146
DMG MORI AG	15	735
Drillisch AG	19	969
Duerr AG	8	716
E.ON SE	873	6,957
ElringKlinger AG	10	195
Evonik Industries AG	155	5,067
Fielmann AG	16	1,240
Fraport AG Frankfurt Airport Services Worldwide	18	1,277
Freenet AG	52	1,696
Fresenius Medical Care AG & Co. KGaA	23	1,945
Fresenius SE & Co. KGaA	39	3,142
Fuchs Petrolub SE	12	511
GEA Group AG	18	767
Hamburger Hafen und Logistik AG	40	751
Hannover Rueck SE	45	5,205
HeidelbergCement AG	27	2,534
Hella KGaA Hueck & Co.	28	1,244
Henkel AG & Co. KGaA	34	3,787
Hochtief AG	18	2,983
Hugo Boss AG	37	2,707
Infineon Technologies AG	123	2,519
K+S AG Registered Shares(a)	62	1,445
KION Group AG	13	851
Krones AG	3	337
LANXESS AG	9	605
LEG Immobilien AG*	16	1,315
Linde AG	40	6,678
MAN SE	29	2,997
Merck KGaA	17	1,942
METRO AG	85	2,726
MTU Aero Engines AG	6	783
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	64	12,554
NORMA Group SE	6	285
OSRAM Licht AG	19	1,194
ProSiebenSat.1 Media SE	70	3,107
Rheinmetall AG	7	589
SAP SE	159	15,642
Siemens AG Registered Shares	263	36,118
Software AG	16	634
STADA Arzneimittel AG	14	859
Suedzucker AG	32	805
Symrise AG	17	1,134
Talanx AG*	109	3,854
Telefonica Deutschland Holding AG	1,375	6,838
ThyssenKrupp AG	29	712
TUI AG	187	2,593
United Internet AG Registered Shares	23	1,020
Volkswagen AG	3	448
Wacker Chemie AG	11	1,136
Wacker Neuson SE	12	270

Total Germany		359,232

Ireland - 0.7%
C&C Group PLC	121	470
CRH PLC	166	5,871
Glanbia PLC	32	620
Kerry Group PLC Class A	9	709
Paddy Power Betfair PLC	6	645
Smurfit Kappa Group PLC	54	1,431

Total Ireland		9,746

Italy - 9.9%
A2A SpA	706	1,071
ACEA SpA	78	1,064
Anima Holding SpA(b)	116	695
Assicurazioni Generali SpA	663	10,566
Atlantia SpA	253	6,548
Azimut Holding SpA	41	716
Banca Generali SpA	43	1,127
Banca Mediolanum SpA	207	1,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2017

Investments	Shares	Value
Banca Popolare di Sondrio SCPA	305	$1,053
Banco BPM SpA	449	1,334
BPER Banca	85	425
Brembo SpA	14	1,038
Davide Campari-Milano SpA	83	965
De’ Longhi SpA	25	729
DiaSorin SpA	10	677
Enel SpA	3,467	16,368
Eni SpA	1,721	28,255
FinecoBank Banca Fineco SpA	173	1,180
Hera SpA	363	1,013
Industria Macchine Automatiche SpA	13	1,061
Infrastrutture Wireless Italiane SpA(b)	141	745
Intesa Sanpaolo SpA	7,836	21,338
Intesa Sanpaolo SpA RSP	614	1,566
Iren SpA	586	1,220
Luxottica Group SpA	74	4,096
MARR SpA	29	630
Mediobanca SpA	299	2,702
Moncler SpA	22	483
Parmalat SpA	113	371
Poste Italiane SpA(b)	476	3,182
Prysmian SpA	50	1,325
Recordati SpA	49	1,665
Salvatore Ferragamo SpA	45	1,351
Saras SpA	821	1,573
Snam SpA	1,366	5,923
Societa Cattolica di Assicurazioni SCRL	94	755
Societa Iniziative Autostradali e Servizi SpA	85	814
Telecom Italia SpA RSP*	1,948	1,425
Terna Rete Elettrica Nazionale SpA	706	3,511
Unione di Banche Italiane SpA	243	935
Unipol Gruppo Finanziario SpA	433	1,795
UnipolSai Assicurazioni SpA	1,990	4,401

Total Italy		139,211

Netherlands - 6.8%
Aalberts Industries N.V.	13	487
ABN AMRO Group N.V. CVA(b)	177	4,307
Aegon N.V.	974	4,970
Akzo Nobel N.V.	53	4,406
Arcadis N.V.	18	284
ASM International N.V.	15	844
ASML Holding N.V.	44	5,854
BE Semiconductor Industries N.V.	19	777
Boskalis Westminster	53	1,832
Flow Traders(b)	16	505
Gemalto N.V.	6	336
GrandVision N.V.(b)	13	319
Heineken Holding N.V.	46	3,669
Heineken N.V.	72	6,145
ING Groep N.V.	1,856	28,129
Koninklijke Ahold Delhaize N.V.	238	5,106
Koninklijke DSM N.V.	52	3,527
Koninklijke KPN N.V.	761	2,298
Koninklijke Philips N.V.	273	8,798
Koninklijke Vopak N.V.	26	1,137
NN Group N.V.	140	4,565
Randstad Holding N.V.	53	3,067
Wolters Kluwer N.V.	80	3,334

Total Netherlands		94,696

Portugal - 1.1%
CTT-Correios de Portugal S.A.	95	520
EDP - Energias de Portugal S.A.	1,848	6,276
Galp Energia, SGPS, S.A.	255	3,880
Jeronimo Martins, SGPS, S.A.	129	2,314
Navigator Co. S.A. (The)	442	1,780
NOS, SGPS S.A.	119	650

Total Portugal		15,420

Spain - 16.6%
Abertis Infraestructuras S.A.	370	5,976
Acciona S.A.	14	1,125
Acerinox S.A.	98	1,376
ACS Actividades de Construccion y Servicios S.A.	121	4,128
Almirall S.A.	36	586
Amadeus IT Group S.A.	66	3,357
Atresmedia Corp. de Medios de Comunicacion S.A.	68	861
Banco Bilbao Vizcaya Argentaria S.A.	3,190	24,804
Banco de Sabadell S.A.	1,796	3,300
Banco Santander S.A.	5,729	35,202
Bankia S.A.	5,631	6,420
Bankinter S.A.	238	2,004
Bolsas y Mercados Espanoles SHMSF S.A.	42	1,397
CaixaBank S.A.	3,167	13,647
Cia de Distribucion Integral Logista Holdings S.A.	37	861
Distribuidora Internacional de Alimentacion S.A.	170	986
Ebro Foods S.A.	55	1,115
EDP Renovaveis S.A.	33	245
Enagas S.A.	90	2,344
Endesa S.A.	378	8,906
Ferrovial S.A.	201	4,033
Gas Natural SDG S.A.	438	9,622
Grifols S.A.	53	1,303
Grupo Catalana Occidente S.A.	22	783
Iberdrola S.A.	2,192	15,720
Industria de Diseno Textil S.A.	482	17,033
Mapfre S.A.	1,690	5,811
Mediaset Espana Comunicacion S.A.	140	1,810
Obrascon Huarte Lain S.A.	67	308
Prosegur Cia de Seguridad S.A.	163	983
Red Electrica Corp. S.A.	164	3,157
Repsol S.A.	818	12,664
Sacyr S.A.*	383	954
Telefonica S.A.	3,418	38,330
Zardoya Otis S.A.	93	861

Total Spain		232,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2017

Investments	Shares	Value
Switzerland - 0.5%
STMicroelectronics N.V.	498	$7,627

United Kingdom - 1.7%
CNH Industrial N.V.	276	2,669
Unilever N.V. CVA	429	21,368

Total United Kingdom		24,037

TOTAL COMMON STOCKS (Cost: $1,262,218)		1,394,577

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c) (Cost: $20,518)(d)	20,518	20,518

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $1,282,736)		1,415,095
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.0)%		(14,250)

NET ASSETS - 100.0%		$1,400,845

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $20,480 and the total market value of the collateral held by the Fund was $22,046. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,528.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2017	EUR	529,545	USD	563,533	$(2,842)
4/4/2017	EUR	695,004	USD	739,635	(3,706)
4/4/2017	EUR	694,989	USD	739,635	(3,690)
4/4/2017	EUR	695,035	USD	739,635	(3,740)
4/4/2017	EUR	695,022	USD	739,635	(3,725)
4/4/2017	EUR	563	USD	600	(2)
4/4/2017	USD	2,641,502	EUR	2,498,470	30,735
4/4/2017	USD	3,647	EUR	3,349	(65)
4/4/2017	USD	184,154	EUR	172,181	2
4/4/2017	USD	140,308	EUR	131,184	—
4/4/2017	USD	184,154	EUR	172,179	—
4/4/2017	USD	184,154	EUR	172,184	5
4/4/2017	USD	184,154	EUR	172,182	3
5/3/2017	EUR	182,480	USD	195,420	(6)
5/3/2017	EUR	139,032	USD	148,892	(3)
5/3/2017	EUR	182,478	USD	195,420	(3)
5/3/2017	EUR	182,483	USD	195,420	(8)
5/3/2017	EUR	182,486	USD	195,420	(11)

					$12,944

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 7.9%
AGL Energy Ltd.	17,707	$356,200
Amcor Ltd.	30,420	349,481
Ansell Ltd.	4,384	80,498
Aristocrat Leisure Ltd.	20,010	274,305
Asaleo Care Ltd.	60,363	81,044
ASX Ltd.	6,576	253,233
Aurizon Holdings Ltd.	67,486	270,279
Australia & New Zealand Banking Group Ltd.	116,964	2,839,170
Bank of Queensland Ltd.	10,363	96,130
Bendigo & Adelaide Bank Ltd.	7,671	71,041
BHP Billiton Ltd.	135,102	2,477,624
Boral Ltd.	35,078	156,274
Brickworks Ltd.	8,713	97,574
Caltex Australia Ltd.	5,769	129,782
carsales.com Ltd.	9,215	78,451
CIMIC Group Ltd.	6,550	179,530
Cleanaway Waste Management Ltd.	163,976	150,107
Cochlear Ltd.	1,079	111,310
Commonwealth Bank of Australia	50,201	3,289,994
Computershare Ltd.	19,178	205,697
Cover-More Group Ltd.	86,122	127,783
Crown Resorts Ltd.	21,380	192,618
CSL Ltd.	6,025	576,038
CSR Ltd.	45,260	155,715
Downer EDI Ltd.	41,932	185,210
Fairfax Media Ltd.	197,165	154,168
Fortescue Metals Group Ltd.	71,361	339,147
Genworth Mortgage Insurance Australia Ltd.(a)	30,495	73,046
GrainCorp Ltd. Class A	2,188	15,172
Harvey Norman Holdings Ltd.(a)	50,421	174,240
Healthscope Ltd.	52,369	90,686
Incitec Pivot Ltd.	46,589	133,632
Insurance Australia Group Ltd.	115,987	535,308
IOOF Holdings Ltd.	10,136	65,956
IRESS Ltd.	14,794	132,154
JB Hi-Fi Ltd.	4,681	88,201
Macquarie Group Ltd.	9,567	658,296
Magellan Financial Group Ltd.	7,124	128,418
National Australia Bank Ltd.	102,724	2,612,622
Navitas Ltd.	33,159	112,058
NIB Holdings Ltd.	10,595	47,848
Nine Entertainment Co. Holdings Ltd.	125,489	120,140
Perpetual Ltd.	5,179	206,034
Platinum Asset Management Ltd.	34,804	136,203
Premier Investments Ltd.	15,069	164,614
Primary Health Care Ltd.	40,832	111,201
QBE Insurance Group Ltd.	37,611	369,834
Qube Holdings Ltd.(a)	65,567	128,046
REA Group Ltd.	3,837	173,662
Rio Tinto Ltd.	21,944	1,012,099
Select Harvests Ltd.	14,794	66,359
Seven West Media Ltd.	62,919	37,678
Slater & Gordon Ltd.*(a)	122,498	12,148
Sonic Healthcare Ltd.	15,342	258,885
Star Entertainment Grp Ltd. (The)	14,133	58,974
Steadfast Group Ltd.	84,199	163,147
Suncorp Group Ltd.	48,776	491,528
Super Retail Group Ltd.	12,876	100,680
Tabcorp Holdings Ltd.	38,915	141,010
Tatts Group Ltd.	50,374	170,235
Technology One Ltd.	33,160	129,769
Telstra Corp., Ltd.	463,821	1,648,828
TPG Telecom Ltd.(a)	14,246	75,747
Treasury Wine Estates Ltd.	11,188	104,380
Wesfarmers Ltd.	33,170	1,140,439
Westpac Banking Corp.	119,832	3,204,969
Woodside Petroleum Ltd.	28,209	690,337
Woolworths Ltd.	39,069	789,800

Total Australia		29,852,786

Austria - 0.3%
EVN AG	24,418	312,090
OMV AG	13,699	540,430
Voestalpine AG	10,766	424,895

Total Austria		1,277,415

Belgium - 1.5%
Ackermans & van Haaren N.V.	2,466	388,505
Ageas	8,493	332,826
Anheuser-Busch InBev S.A.	33,433	3,679,524
bpost S.A.	8,220	193,549
Colruyt S.A.	5,754	283,216
Elia System Operator S.A./N.V.	4,964	262,489
Euronav N.V.	8,941	71,693
Proximus SADP	15,522	488,335
UCB S.A.	1,897	147,524

Total Belgium		5,847,661

China - 2.7%
Beijing Enterprises Holdings Ltd.	27,000	139,664
China Everbright International Ltd.	95,000	127,865
China Jinmao Holdings Group Ltd.	548,000	175,580
China Mobile Ltd.	425,500	4,656,601
China Overseas Land & Investment Ltd.	148,000	422,775
China Power International Development Ltd.	497,000	184,820
China Resources Power Holdings Co., Ltd.	222,000	400,494
China South City Holdings Ltd.	898,000	184,881
CITIC Ltd.	606,000	863,988
CNOOC Ltd.	1,586,000	1,893,853
Fosun International Ltd.	137,000	205,901
Guotai Junan International Holdings Ltd.	275,000	89,172
Lenovo Group Ltd.	620,000	408,467
Shanghai Industrial Holdings Ltd.	68,000	199,936
Shenzhen Investment Ltd.	426,000	190,758

Total China		10,144,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Investments	Shares	Value
Denmark - 1.0%
AP Moller - Maersk A/S Class B	214	$356,115
Coloplast A/S Class B	4,384	343,330
Danske Bank A/S	19,739	674,267
DSV A/S	1,645	85,412
GN Store Nord A/S	3,835	89,852
Novo Nordisk A/S Class B	25,372	873,984
Novozymes A/S Class B	2,740	108,926
Pandora A/S	1,915	212,632
Rockwool International A/S Class B	548	97,498
Royal Unibrew A/S	6,330	267,394
SimCorp A/S	2,670	161,289
Sydbank A/S	3,014	104,776
Tryg A/S	10,686	194,424
Vestas Wind Systems A/S	2,740	223,448

Total Denmark		3,793,347

Finland - 1.5%
Elisa Oyj	7,946	281,730
F-Secure Oyj	30,066	108,369
Fortum Oyj	39,192	621,641
Kesko Oyj Class B	5,178	247,554
Kone Oyj Class B	14,794	651,271
Metso Oyj(a)	7,945	241,161
Neste Oyj	6,027	235,672
Nokia Oyj	209,224	1,125,591
Nokian Renkaat Oyj	5,479	229,363
Orion Oyj Class B	5,480	286,434
Sampo Oyj Class A	16,084	764,829
Tieto Oyj	6,849	187,016
UPM-Kymmene Oyj(a)	22,749	535,773

Total Finland		5,516,404

France - 11.4%
Accor S.A.	4,139	172,869
Aeroports de Paris	1,919	237,778
Air Liquide S.A.	4,537	519,708
Airbus SE	14,566	1,111,254
Alten S.A.	2,466	189,584
Arkema S.A.	1,644	162,611
AXA S.A.	71,716	1,860,451
BioMerieux	370	62,783
BNP Paribas S.A.	36,070	2,408,465
Bouygues S.A.	13,122	535,491
Bureau Veritas S.A.	3,085	65,249
Capgemini S.A.	2,192	202,936
Casino Guichard Perrachon S.A.	4,394	246,400
Christian Dior SE	3,405	793,188
Cie de Saint-Gobain	12,603	648,837
CNP Assurances	23,845	486,605
Credit Agricole S.A.	99,946	1,357,595
Danone S.A.	11,962	815,742
Dassault Systemes SE	1,919	166,537
Edenred	9,862	233,636
Electricite de France S.A.(a)	116,567	983,929
Elior Group(a)(b)	5,205	118,382
Engie S.A.	94,072	1,336,163
Essilor International S.A.	2,193	267,155
Eutelsat Communications S.A.	13,910	311,385
Gaztransport Et Technigaz S.A.	1,644	61,973
Havas S.A.	28,183	251,695
Hermes International	1,042	494,936
Iliad S.A.	274	61,439
Imerys S.A.	4,667	397,181
Ingenico Group S.A.	548	51,848
Ipsen S.A.	2,466	247,293
Kering	2,761	715,961
Klepierre	8,310	324,055
L’Oreal S.A.	7,476	1,440,471
Legrand S.A.	6,205	375,098
LVMH Moet Hennessy Louis Vuitton SE	8,732	1,922,496
Metropole Television S.A.	17,850	399,393
Natixis S.A.	153,025	945,345
Neopost S.A.	3,289	126,604
Nexity S.A.*	2,520	124,211
Orange S.A.	71,257	1,110,041
Pernod Ricard S.A.	3,015	357,618
Publicis Groupe S.A.	2,741	192,052
Rallye S.A.	2,159	43,828
Remy Cointreau S.A.	1,670	163,915
Renault S.A.	4,881	425,103
Rexel S.A.	6,211	113,063
Rubis SCA	655	64,360
Safran S.A.	7,676	574,937
Sanofi	35,982	3,256,561
Schneider Electric SE	16,205	1,189,499
Societe BIC S.A.	2,420	302,315
Societe Generale S.A.	28,629	1,455,988
Sodexo S.A.	2,466	290,785
Suez	6,519	103,226
Teleperformance	1,645	178,140
Television Francaise 1(a)	10,138	121,443
Thales S.A.	3,837	372,056
TOTAL S.A.	95,576	4,846,917
Unibail-Rodamco SE	1,644	385,252
Valeo S.A.	3,399	226,958
Veolia Environnement S.A.	15,819	297,101
Vicat S.A.	2,719	193,564
Vinci S.A.	15,782	1,254,157
Vivendi S.A.	122,337	2,384,659

Total France		43,138,270

Germany - 7.9%
adidas AG	2,193	418,207
Allianz SE Registered Shares	12,538	2,328,649
AURELIUS Equity Opportunities SE & Co. KGaA	1,645	71,626
Axel Springer SE	4,109	227,518
BASF SE	25,347	2,519,049
Bayer AG Registered Shares	14,045	1,623,108
Bayerische Motoren Werke AG	15,088	1,379,906
Bechtle AG	1,645	179,020
Beiersdorf AG	3,319	314,977
Bertrandt AG(a)	823	80,216
Brenntag AG	3,289	184,858
Carl Zeiss Meditec AG Bearer Shares	5,206	222,612
Celesio AG	17,734	487,841
Comdirect Bank AG	2,291	23,107
Continental AG	2,412	530,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Investments	Shares	Value
CTS Eventim AG & Co. KGaA	4,931	$191,339
Daimler AG Registered Shares	37,082	2,744,544
Deutsche Boerse AG*	4,111	377,739
Deutsche Post AG Registered Shares	28,503	978,733
Deutsche Telekom AG Registered Shares	115,717	2,032,841
Deutsche Wohnen AG Bearer Shares	8,493	280,368
DMG MORI AG	3,835	187,961
Drillisch AG	550	28,060
Duerr AG	1,644	147,138
E.ON SE	64,760	516,086
Evonik Industries AG	11,232	367,183
Fielmann AG	3,289	254,826
Fraport AG Frankfurt Airport Services Worldwide	2,740	194,384
Freenet AG	1,920	62,612
GEA Group AG	5,479	233,465
Gerresheimer AG	823	65,349
Hamburger Hafen und Logistik AG	3,544	66,504
Hannover Rueck SE	3,835	443,601
Henkel AG & Co. KGaA	4,109	457,716
Hochtief AG	1,385	229,531
Hugo Boss AG	2,676	195,797
Infineon Technologies AG	19,736	404,125
K+S AG Registered Shares(a)	5,205	121,305
Krones AG(a)	1,645	185,002
KUKA AG(a)	80	8,650
LEG Immobilien AG*	2,192	180,148
Linde AG	3,047	508,717
MAN SE	3,289	339,920
Merck KGaA	3,513	401,283
METRO AG	9,041	289,901
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	2,928	574,343
OSRAM Licht AG	2,740	172,171
ProSiebenSat.1 Media SE	7,397	328,365
RHOEN-KLINIKUM AG	1,034	28,278
SAP SE	15,618	1,536,455
Siemens AG Registered Shares	20,832	2,860,862
Software AG	3,837	152,110
Suedzucker AG	7,398	186,103
Talanx AG*	9,315	329,322
Telefonica Deutschland Holding AG	74,638	371,205
Volkswagen AG	769	114,860
Wacker Chemie AG	1,371	141,576
Wirecard AG(a)	1,370	76,048

Total Germany		29,957,359

Hong Kong - 2.9%
AIA Group Ltd.	143,600	905,411
Bank of East Asia Ltd. (The)	109,600	453,405
BOC Hong Kong Holdings Ltd.	365,500	1,493,228
CLP Holdings Ltd.	111,000	1,160,490
Dah Sing Banking Group Ltd.	109,600	216,055
Hang Seng Bank Ltd.	54,900	1,113,330
Hong Kong & China Gas Co., Ltd.	293,300	586,487
Hong Kong Exchanges & Clearing Ltd.	27,100	682,077
MTR Corp., Ltd.	137,500	772,293
New World Development Co., Ltd.	341,000	419,476
Power Assets Holdings Ltd.	98,000	844,882
Sino Land Co., Ltd.	440,000	771,125
Sun Hung Kai Properties Ltd.	51,000	749,431
Techtronic Industries Co., Ltd.	53,500	216,506
Wharf Holdings Ltd. (The)	73,000	626,533

Total Hong Kong		11,010,729

Ireland - 0.2%
CRH PLC	12,282	434,414
Grafton Group PLC	200	1,788
Greencore Group PLC	22,721	69,836
Paddy Power Betfair PLC	1,844	198,211
Smurfit Kappa Group PLC	6,393	169,368

Total Ireland		873,617

Israel - 0.5%
Bank Hapoalim BM	28,420	172,845
Delek Automotive Systems Ltd.	28,124	256,102
First International Bank of Israel Ltd.	5,754	93,430
Frutarom Industries Ltd.	1,370	76,415
Harel Insurance Investments & Financial Services Ltd.	38,913	204,721
Israel Chemicals Ltd.	81,738	346,720
Mizrahi Tefahot Bank Ltd.	10,768	182,230
Nice Ltd.	1,097	73,546
Teva Pharmaceutical Industries Ltd.	15,498	508,418

Total Israel		1,914,427

Italy - 3.0%
A2A SpA	136,824	207,510
ACEA SpA	13,193	180,051
Anima Holding SpA(b)	30,036	179,900
Ansaldo STS SpA	27,926	367,678
Ascopiave SpA	32,338	120,017
Assicurazioni Generali SpA	49,510	789,006
Atlantia SpA	21,927	567,539
Banca Mediolanum SpA	26,310	193,180
Banco BPM SpA	45,426	134,970
BPER Banca	20,524	102,733
Cementir Holding SpA	7,693	41,716
Credito Valtellinese SpA	9,972	37,756
Davide Campari-Milano SpA	1,415	16,451
De’ Longhi SpA	2,192	63,910
DiaSorin SpA	3,014	204,055
Enel SpA	247,912	1,170,390
Eni SpA	134,351	2,205,719
ERG SpA	518	6,537
FinecoBank Banca Fineco SpA	17,270	117,846
Hera SpA	66,938	186,716
Intesa Sanpaolo SpA	639,292	1,740,839
Iren SpA	125,586	261,387
Luxottica Group SpA	6,357	351,855
Parmalat SpA	95,093	311,833
Poste Italiane SpA(b)	22,502	150,419
Recordati SpA	7,709	261,949
Snam SpA	112,462	487,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Investments	Shares	Value
Telecom Italia SpA RSP*	107,274	$78,478
Terna Rete Elettrica Nazionale SpA	114,052	567,227
Unione di Banche Italiane SpA	39,907	153,572

Total Italy		11,258,869

Japan - 17.0%
AIT Corp.	20,200	182,367
Alpen Co., Ltd.(a)	8,500	147,604
Amada Holdings Co., Ltd.	54,600	622,782
Astellas Pharma, Inc.	60,000	789,374
Bank of Kyoto Ltd. (The)	26,000	189,231
Benesse Holdings, Inc.	5,300	165,521
Bridgestone Corp.	19,500	788,015
Canon, Inc.	59,300	1,847,171
Chiba Bank Ltd. (The)(a)	34,000	218,164
Dai-ichi Life Holdings, Inc.	27,400	490,928
Daicel Corp.	27,400	329,744
Daido Steel Co., Ltd.	40,000	190,972
Daiwa House Industry Co., Ltd.	8,700	249,531
Daiwa Securities Group, Inc.	69,000	419,771
Eagle Industry Co., Ltd.	17,600	238,657
FANUC Corp.	3,400	696,294
Fast Retailing Co., Ltd.	1,200	376,057
Fuji Heavy Industries Ltd.	25,500	934,367
Fujitsu Ltd.	43,000	262,754
Fukuoka Financial Group, Inc.	66,000	285,489
Gfoot Co., Ltd.(a)	17,600	117,670
Goldcrest Co., Ltd.	5,300	95,079
Gunma Bank Ltd. (The)	59,600	310,757
Hachijuni Bank Ltd. (The)	61,300	346,026
Hiday Hidaka Corp.	3,600	77,764
Hitachi Chemical Co., Ltd.	27,400	757,354
Hitachi Ltd.	188,000	1,016,513
Hitachi Metals Ltd.	25,800	361,658
Hokuhoku Financial Group, Inc.	26,000	407,628
Honda Motor Co., Ltd.	53,000	1,593,853
Hulic Co., Ltd.	27,400	257,451
Idemitsu Kosan Co., Ltd.	8,000	277,843
Iida Group Holdings Co., Ltd.	7,400	113,427
Isetan Mitsukoshi Holdings Ltd.(a)	33,400	366,282
Isuzu Motors Ltd.	33,500	442,688
ITOCHU Corp.	54,900	778,444
Iyo Bank Ltd. (The)(a)	27,600	185,519
J. Front Retailing Co., Ltd.	28,600	423,495
Japan Airlines Co., Ltd.	21,300	674,000
Japan Asia Group Ltd.	29,300	103,337
Japan Aviation Electronics Industry Ltd.	6,000	76,945
Japan Post Holdings Co., Ltd.	72,500	908,934
Japan Post Insurance Co., Ltd.	23,200	531,124
Japan Tobacco, Inc.	34,000	1,103,940
JSR Corp.	27,400	461,544
Kappa Create Co., Ltd.*	6,200	68,716
Kawasaki Heavy Industries Ltd.	178,000	539,926
KDDI Corp.	48,800	1,279,670
Keihanshin Building Co., Ltd.	42,000	231,051
Keiyo Co., Ltd.(a)	136,600	697,527
KFC Holdings Japan Ltd.	7,700	135,094
Komatsu Ltd.	45,600	1,187,368
Kuraray Co., Ltd.	27,500	416,584
Mazda Motor Corp.	19,900	286,276
McDonald’s Holdings Co., Japan Ltd.	7,400	215,831
MINEBEA MITSUMI, Inc.	44,000	586,377
Mitsubishi Chemical Holdings Corp.	82,000	633,894
Mitsubishi Corp.	54,800	1,182,997
Mitsubishi Heavy Industries Ltd.	179,000	717,414
Mitsubishi Materials Corp.	8,900	269,164
Mitsubishi Motors Corp.	52,000	312,196
Mitsubishi Tanabe Pharma Corp.	10,800	224,665
Mitsubishi UFJ Financial Group, Inc.	339,400	2,131,187
Mitsui & Co., Ltd.	82,300	1,190,961
Mitsui Mining & Smelting Co., Ltd.	163,000	554,402
Mizuho Financial Group, Inc.	849,300	1,554,852
Modec, Inc.	7,500	159,315
MOS Food Services, Inc.(a)	4,500	131,046
MS&AD Insurance Group Holdings, Inc.	22,300	708,445
Murata Manufacturing Co., Ltd.	2,300	326,846
Nachi-Fujikoshi Corp.	68,000	347,842
Nagaileben Co., Ltd.(a)	3,100	63,959
Nakanishi, Inc.	2,300	89,581
NGK Spark Plug Co., Ltd.	22,300	509,120
Nippon Telegraph & Telephone Corp.	46,500	1,983,021
Nissan Motor Co., Ltd.	137,300	1,322,728
NOK Corp.	9,400	217,981
Nomura Real Estate Holdings, Inc.	27,200	433,032
NTN Corp.	87,000	432,541
NTT DOCOMO, Inc.	78,600	1,828,686
Oji Holdings Corp.	61,000	285,210
Panasonic Corp.	62,500	705,600
Raysum Co., Ltd.	10,100	93,359
Resona Holdings, Inc.	109,200	585,934
SAMTY Co., Ltd.(a)	19,000	188,926
Sega Sammy Holdings, Inc.	27,500	368,213
Seiko Epson Corp.	27,300	574,273
Seiko Holdings Corp.(a)	30,000	122,229
Sekisui House Ltd.	28,800	473,237
Shin-Etsu Chemical Co., Ltd.	15,700	1,358,797
SoftBank Group Corp.	5,800	409,222
Sojitz Corp.	137,000	343,023
Sompo Holdings, Inc.	18,500	677,210
Sony Financial Holdings, Inc.(a)	26,800	430,272
Sparx Group Co., Ltd.(a)	51,100	96,761
Sumco Corp.	18,400	306,144
Sumitomo Metal Mining Co., Ltd.	35,000	497,375
Sumitomo Mitsui Financial Group, Inc.	47,200	1,713,399
Sumitomo Mitsui Trust Holdings, Inc.	18,800	651,243
Sumitomo Rubber Industries Ltd.	22,200	377,936
Suzuki Motor Corp.	9,100	377,458
T&D Holdings, Inc.	27,500	398,815
Tabuchi Electric Co., Ltd.	56,600	171,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Investments	Shares	Value
Takeda Pharmaceutical Co., Ltd.	21,300	$999,531
Tokai Tokyo Financial Holdings, Inc.(a)	78,600	408,412
Tokio Marine Holdings, Inc.	24,300	1,024,076
Tokyo Electron Ltd.	3,600	392,695
Tokyu Fudosan Holdings Corp.	24,400	132,259
Toyo Tire & Rubber Co., Ltd.	19,600	351,790
Toyota Motor Corp.	89,574	4,856,916
Unizo Holdings Co., Ltd.	6,200	152,844
Yahoo Japan Corp.(a)	31,700	146,225
Yamaha Corp.	9,900	272,310
Yokohama Rubber Co., Ltd. (The)	6,600	129,062

Total Japan		64,256,295

Netherlands - 2.0%
Aalberts Industries N.V.	1,919	71,836
Aegon N.V.	53,606	273,542
Akzo Nobel N.V.	4,133	343,602
Arcadis N.V.	4,319	68,275
ASM International N.V.	4,384	246,730
BE Semiconductor Industries N.V.	3,033	124,032
BinckBank N.V.	3,049	15,617
Brunel International N.V.	1,714	27,956
Corbion N.V.	3,835	105,189
Euronext N.V.(b)	2,128	93,100
Gemalto N.V.	1,097	61,457
Heineken N.V.	7,665	654,208
IMCD Group N.V.	2,466	121,536
ING Groep N.V.	138,458	2,098,403
Koninklijke Ahold Delhaize N.V.	36,669	786,739
Koninklijke DSM N.V.	3,637	246,662
Koninklijke KPN N.V.	71,862	216,976
Koninklijke Philips N.V.	21,508	693,107
Koninklijke Vopak N.V.	1,644	71,872
NN Group N.V.	14,027	457,353
Randstad Holding N.V.(a)	4,464	258,299
Steinhoff International Holdings N.V.	39,675	192,100
Wessanen	7,282	98,602
Wolters Kluwer N.V.	7,447	310,354

Total Netherlands		7,637,547

New Zealand - 0.5%
Contact Energy Ltd.	55,032	194,659
EBOS Group Ltd.	9,790	124,897
Freightways Ltd.	41,303	216,258
Genesis Energy Ltd.	139,595	202,974
Kiwi Property Group Ltd.	151,097	150,515
Mainfreight Ltd.	6,576	103,845
Mercury NZ Ltd.	66,701	146,876
Metlifecare Ltd.	45,768	196,124
Port of Tauranga Ltd.	82,231	239,706
Trustpower Ltd.	35,657	114,660
Z Energy Ltd.	25,608	124,593

Total New Zealand		1,815,107

Norway - 1.4%
Atea ASA*	1,138	13,382
Austevoll Seafood ASA	25,762	188,965
DNB ASA	29,599	469,027
Entra ASA(b)	12,852	140,283
Gjensidige Forsikring ASA	13,232	201,510
Kongsberg Gruppen ASA	7,949	123,554
Leroy Seafood Group ASA	4,383	191,876
Marine Harvest ASA*	17,259	263,037
Norsk Hydro ASA	65,790	381,922
Orkla ASA	38,093	341,062
Salmar ASA	5,121	110,423
SpareBank 1 SR-Bank ASA	22,965	171,792
Statoil ASA	111,071	1,897,113
Telenor ASA	44,758	744,673
TGS Nopec Geophysical Co. ASA	2,194	46,491
Weifa ASA	12,257	39,102
Yara International ASA	4,045	155,698

Total Norway		5,479,910

Portugal - 0.4%
CTT-Correios de Portugal S.A.	11,506	63,033
EDP - Energias de Portugal S.A.	157,651	535,354
Galp Energia, SGPS, S.A.	21,928	333,620
Jeronimo Martins, SGPS, S.A.	12,877	230,966
Pharol, SGPS, S.A.	172,286	69,285
REN - Redes Energeticas Nacionais, SGPS, S.A.	49,365	148,944

Total Portugal		1,381,202

Singapore - 1.9%
Asian Pay Television Trust	114,200	38,004
CapitaLand Ltd.	192,000	498,791
City Developments Ltd.	27,200	198,554
ComfortDelGro Corp., Ltd.	82,200	150,599
CWT Ltd.	82,200	117,655
DBS Group Holdings Ltd.	54,800	760,839
Frasers Centrepoint Ltd.	219,600	272,673
Hutchison Port Holdings Trust	958,900	397,944
Keppel Corp., Ltd.	54,900	272,673
M1 Ltd.(a)	54,800	83,535
Olam International Ltd.	109,600	150,599
Oversea-Chinese Banking Corp., Ltd.	73,300	509,895
RHT Health Trust	116,100	73,949
Sembcorp Industries Ltd.	82,200	187,072
Sembcorp Marine Ltd.	146,100	200,230
SIA Engineering Co., Ltd.	109,600	289,433
Singapore Airlines Ltd.	38,400	276,739
Singapore Exchange Ltd.	18,100	99,742
Singapore Technologies Engineering Ltd.	108,300	289,100
Singapore Telecommunications Ltd.	416,100	1,167,331
StarHub Ltd.(a)	27,400	56,475
United Engineers Ltd.	54,900	111,977
United Overseas Bank Ltd.	55,528	878,640

Total Singapore		7,082,449

Spain - 4.9%
Abertis Infraestructuras S.A.	20,634	333,243
Amadeus IT Group S.A.	8,109	412,487
Atresmedia Corp. de Medios de Comunicacion S.A.	10,410	131,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Investments	Shares	Value
Banco Bilbao Vizcaya Argentaria S.A.	249,172	$1,937,468
Banco Santander S.A.	440,315	2,705,543
Bankia S.A.	490,430	559,159
Bankinter S.A.	17,806	149,898
CaixaBank S.A.	264,539	1,139,955
Cia de Distribucion Integral Logista Holdings S.A.	7,124	165,685
Distribuidora Internacional de Alimentacion S.A.	19,186	111,241
Duro Felguera S.A.*(a)	91,888	121,866
Ebro Foods S.A.	8,575	173,798
Enagas S.A.	8,768	228,350
Endesa S.A.	25,527	601,472
Ferrovial S.A.	25,092	503,465
Gas Natural SDG S.A.	35,912	788,934
Grifols S.A.	6,027	148,198
Grupo Catalana Occidente S.A.	5,205	185,270
Iberdrola S.A.	106,075	760,699
Industria de Diseno Textil S.A.	43,472	1,536,210
Mapfre S.A.	111,601	383,751
Mediaset Espana Comunicacion S.A.	12,603	162,900
Obrascon Huarte Lain S.A.(a)	30,197	138,620
Red Electrica Corp. S.A.	13,156	253,278
Repsol S.A.	65,039	1,006,916
Sacyr S.A.*	110,390	274,979
Tecnicas Reunidas S.A.	1,918	75,799
Telefonica S.A.	264,998	2,971,748
Viscofan S.A.	3,014	156,233
Zardoya Otis S.A.	31,333	290,216

Total Spain		18,409,208

Sweden - 3.5%
AAK AB	3,014	199,171
AF AB Class B	7,945	164,803
Assa Abloy AB Class B	11,153	230,223
Atlas Copco AB Class A	24,120	854,491
Atrium Ljungberg AB Class B	16,407	250,654
Avanza Bank Holding AB	2,466	93,052
Axfood AB	10,138	152,837
Betsson AB*	1,038	9,068
Clas Ohlson AB Class B	531	8,341
Com Hem Holding AB	10,410	119,744
Electrolux AB Series B(a)	5,479	152,864
Fabege AB(a)	13,973	223,016
Hennes & Mauritz AB Class B	29,076	745,764
Hexpol AB	10,136	104,331
Husqvarna AB Class B	9,768	86,047
ICA Gruppen AB(a)	8,153	279,246
Indutrade AB	10,689	204,483
Investment AB Latour Class B	591	23,697
Kinnevik AB Class B	7,316	195,841
Lifco AB Class B	2,683	71,520
Loomis AB Class B	3,015	95,769
NetEnt AB*	11,514	92,852
Nordea Bank AB	167,128	1,914,944
Sandvik AB	48,228	723,288
Securitas AB Class B	12,055	189,028
Skandinaviska Enskilda Banken AB Class A(a)	90,302	1,008,379
Skanska AB Class B	13,425	317,269
Svenska Cellulosa AB SCA Class B	13,151	425,685
Svenska Handelsbanken AB Class A(a)	39,462	543,203
Swedbank AB Class A(a)	37,003	860,390
Swedish Match AB	6,292	205,427
Tele2 AB Class B	14,581	139,714
Telefonaktiebolaget LM Ericsson Class B(a)	112,089	750,750
Telia Co. AB	120,369	506,779
Thule Group AB(b)	6,850	115,314
Trelleborg AB Class B	17,305	371,944
Volvo AB Class B	38,915	576,644
Wallenstam AB Class B	28,229	228,436

Total Sweden		13,235,008

Switzerland - 7.6%
ABB Ltd. Registered Shares*	38,842	909,204
Adecco Group AG Registered Shares	2,252	160,078
Baloise Holding AG Registered Shares	1,370	188,470
Cie Financiere Richemont S.A. Registered Shares	7,671	606,966
Clariant AG Registered Shares*	3,563	67,277
Coca-Cola HBC AG*	8,768	225,967
Credit Suisse Group AG Registered Shares*	62,493	930,262
DKSH Holding AG	2,740	212,148
EMS-Chemie Holding AG Registered Shares	549	320,037
GAM Holding AG*	5,167	63,752
Geberit AG Registered Shares	823	355,034
Givaudan S.A. Registered Shares	274	493,827
Julius Baer Group Ltd.*	4,111	205,355
Kuehne + Nagel International AG Registered Shares	5,753	813,277
LafargeHolcim Ltd. Registered Shares*	10,958	648,098
Logitech International S.A. Registered Shares	6,849	217,934
Lonza Group AG Registered Shares*	1,282	242,580
Nestle S.A. Registered Shares	64,809	4,975,845
Novartis AG Registered Shares	59,612	4,427,946
OC Oerlikon Corp. AG Registered Shares*	1,104	11,802
Partners Group Holding AG	112	60,255
Roche Holding AG Genusschein	17,253	4,409,129
SGS S.A. Registered Shares	274	584,982
Sonova Holding AG Registered Shares	1,371	190,251
STMicroelectronics N.V.	51,408	787,362
Straumann Holding AG Registered Shares	549	254,906
Sulzer AG Registered Shares	1,644	172,128
Swiss Life Holding AG Registered Shares*	822	265,418
Swiss Re AG	10,260	922,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Investments	Shares	Value
Swisscom AG Registered Shares	1,333	$615,395
Syngenta AG Registered Shares	2,152	950,496
UBS Group AG Registered Shares	120,236	1,925,554
Vontobel Holding AG Registered Shares	1,921	109,969
Zurich Insurance Group AG	5,749	1,535,823

Total Switzerland		28,859,538

United Arab Emirates - 0.0%
Gulf Marine Services PLC	79,598	69,673

United Kingdom - 19.6%
Abcam PLC	2,261	23,339
Aberdeen Asset Management PLC	48,777	161,449
Admiral Group PLC	6,849	170,345
Aggreko PLC	8,493	93,828
Amec Foster Wheeler PLC	29,338	194,985
Ashmore Group PLC	25,234	111,543
AstraZeneca PLC	41,709	2,562,116
Aviva PLC	70,774	470,817
Babcock International Group PLC	11,233	123,888
BAE Systems PLC	121,195	973,698
Barclays PLC	334,070	940,328
BBA Aviation PLC	43,849	166,960
Bellway PLC	3,837	129,689
Berkeley Group Holdings PLC	6,575	263,670
BHP Billiton PLC	85,376	1,317,399
Big Yellow Group PLC	17,807	162,659
Bodycote PLC	13,425	133,711
Booker Group PLC	55,382	135,319
BP PLC	977,838	5,594,636
Brewin Dolphin Holdings PLC	20,557	80,304
British American Tobacco PLC	52,134	3,455,121
British Land Co. PLC (The)	28,228	215,316
Britvic PLC	6,575	53,236
BT Group PLC	116,213	462,404
Carnival PLC	4,383	250,907
Centrica PLC	153,775	417,265
Close Brothers Group PLC	3,561	68,485
CNH Industrial N.V.	29,050	280,877
Compass Group PLC	36,795	692,915
Countrywide PLC	25,097	48,957
Cranswick PLC	4,110	131,516
Croda International PLC	2,940	131,024
Debenhams PLC	42,653	29,014
Dechra Pharmaceuticals PLC	12,055	252,342
Derwent London PLC	3,289	115,650
Diageo PLC	58,215	1,662,273
Direct Line Insurance Group PLC	36,448	158,332
Domino’s Pizza Group PLC	27,135	104,779
Drax Group PLC	4,932	20,068
DS Smith PLC	30,421	165,131
Dunelm Group PLC	15,343	122,309
easyJet PLC	18,063	231,741
Electrocomponents PLC	34,668	205,222
Essentra PLC	191	1,254
esure Group PLC	32,337	94,862
Foxtons Group PLC	25,214	30,347
GAME Digital PLC(a)	38,269	22,013
Genus PLC	506	10,915
GlaxoSmithKline PLC	207,389	4,303,575
Greggs PLC	5,753	75,032
Halfords Group PLC	20,557	91,177
Halma PLC	17,810	228,050
Hammerson PLC	26,585	189,819
Hargreaves Lansdown PLC	10,081	164,001
Hays PLC	68,583	134,643
Hikma Pharmaceuticals PLC	3,014	74,661
HomeServe PLC	37,545	265,257
Howden Joinery Group PLC	19,186	104,050
HSBC Holdings PLC	928,135	7,554,258
IG Group Holdings PLC	13,424	83,477
IMI PLC	12,054	179,820
Imperial Brands PLC	32,717	1,582,028
Inchcape PLC	13,424	141,255
Informa PLC	32,557	265,435
Inmarsat PLC	6,028	64,108
International Consolidated Airlines Group S.A.	37,446	248,312
Intertek Group PLC	4,109	202,133
Intu Properties PLC(a)	57,303	200,060
ITV PLC	184,233	504,289
J Sainsbury PLC	58,152	192,189
Jardine Lloyd Thompson Group PLC	12,329	174,518
John Wood Group PLC	7,672	72,958
Johnson Matthey PLC	3,563	137,225
Jupiter Fund Management PLC	27,680	147,449
Kingfisher PLC	56,480	230,310
Ladbrokes Coral Group PLC	78,173	126,295
Land Securities Group PLC	18,358	243,102
Legal & General Group PLC	167,004	516,437
Lloyds Banking Group PLC	1,352,453	1,121,587
London Stock Exchange Group PLC	1,645	65,227
Low & Bonar PLC	42,923	38,779
LSL Property Services PLC	15,951	41,687
Marks & Spencer Group PLC	44,340	186,850
Mediclinic International PLC(a)	4,111	36,601
Meggitt PLC	24,120	134,306
Melrose Industries PLC	5,479	15,278
Micro Focus International PLC	4,384	124,879
Mondi PLC	9,042	217,878
Moneysupermarket.com Group PLC	31,243	129,002
N Brown Group PLC	27,317	71,648
National Grid PLC	126,760	1,606,469
Next PLC	5,208	281,333
Old Mutual PLC	152,915	383,572
Pagegroup PLC	26,311	140,782
Pearson PLC	29,598	252,599
Pennon Group PLC	13,424	148,053
Persimmon PLC	10,959	286,955
Prudential PLC	25,759	543,066
PZ Cussons PLC	19,178	77,003
QinetiQ Group PLC	31,789	110,904
Reckitt Benckiser Group PLC	13,490	1,229,044
Redde PLC	36,449	68,936
RELX N.V.	22,749	422,389
RELX PLC	29,601	578,908
Renishaw PLC	2,740	106,659
Restaurant Group PLC (The)	15,344	63,988
Rightmove PLC	2,466	122,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Investments	Shares	Value
Rio Tinto PLC	56,362	$2,261,987
Rolls-Royce Holdings PLC*	25,070	236,370
Rotork PLC	34,803	105,883
Royal Dutch Shell PLC Class A	213,131	5,586,043
Royal Dutch Shell PLC Class B	134,149	3,664,425
Royal Mail PLC	35,900	190,787
Saga PLC	43,301	110,024
Sage Group PLC (The)	26,310	207,430
Savills PLC	11,781	135,678
Schroders PLC	6,576	249,156
Segro PLC	44,945	256,391
Severn Trent PLC	9,589	285,615
Sky PLC	49,872	608,658
Smith & Nephew PLC	15,891	241,630
Smiths Group PLC	13,150	266,219
Spirax-Sarco Engineering PLC	3,837	228,816
SSE PLC	39,380	726,823
St. James’s Place PLC	13,293	176,528
Stagecoach Group PLC	41,105	107,631
Standard Life PLC	59,790	265,189
TalkTalk Telecom Group PLC(a)	31,672	75,050
Tate & Lyle PLC	21,106	201,767
Taylor Wimpey PLC	66,792	161,277
TechnipFMC PLC*	5,885	192,543
Ted Baker PLC	2,466	85,108
Telecom Plus PLC	6,302	94,328
TP ICAP PLC	17,438	101,286
Trinity Mirror PLC	53,621	77,443
U & I Group PLC	27,322	57,141
Unilever N.V. CVA	36,708	1,828,386
Unilever PLC	23,348	1,150,157
United Utilities Group PLC	22,749	282,616
Vedanta Resources PLC	23,602	239,056
Victrex PLC	5,479	130,173
Vodafone Group PLC	1,018,834	2,651,196
Weir Group PLC (The)	7,123	170,746
WH Smith PLC	6,301	139,696
Whitbread PLC	2,741	135,660
William Hill PLC	17,534	63,759
WS Atkins PLC	6,850	131,910

Total United Kingdom		74,228,818

TOTAL COMMON STOCKS (Cost: $353,423,244)		377,040,394

RIGHTS - 0.0%

Australia - 0.0%
Downer EDI Ltd., expiring 4/11/17* (Cost $0)	16,650	152

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c) (Cost: $7,670,111)(d)	7,670,111	7,670,111

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $361,093,355)		384,710,657
Liabilities in Excess of Cash and Other Assets - (1.6)%		(6,226,578)

NET ASSETS - 100.0%		$378,484,079

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $8,480,190 and the total market value of the collateral held by the Fund was $8,994,396. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,324,285.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/4/2017	AUD	166,355	EUR	119,041	$416
	4/4/2017	AUD	1,346,239	USD	1,034,243	7,265
	4/4/2017	AUD	1,346,224	USD	1,034,243	7,277
	4/4/2017	AUD	1,025,718	USD	787,999	5,530
	4/4/2017	AUD	1,346,250	USD	1,034,243	7,257
	4/4/2017	AUD	1,346,255	USD	1,034,243	7,253
	4/4/2017	AUD	47,427	USD	36,213	34
	4/4/2017	CHF	70,517	GBP	56,192	(185)
	4/4/2017	CHF	10,896	SEK	97,545	39
	4/4/2017	CHF	5,745,315	USD	5,747,902	8,039
	4/4/2017	CHF	5,745,034	USD	5,747,902	8,321
	4/4/2017	CHF	4,377,343	USD	4,379,357	6,169
	4/4/2017	CHF	5,745,315	USD	5,747,902	8,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2017	CHF	5,745,315	USD	5,747,902	$8,039
4/4/2017	CHF	197,876	USD	201,257	3,569
4/4/2017	DKK	3,604,562	USD	516,121	(2,316)
4/4/2017	DKK	3,604,434	USD	516,121	(2,297)
4/4/2017	DKK	2,746,360	USD	393,237	(1,766)
4/4/2017	DKK	3,604,630	USD	516,121	(2,326)
4/4/2017	DKK	3,604,733	USD	516,121	(2,340)
4/4/2017	DKK	123,701	USD	18,071	279
4/4/2017	EUR	15,913,667	USD	16,935,961	(84,495)
4/4/2017	EUR	15,914,011	USD	16,935,961	(84,863)
4/4/2017	EUR	12,125,353	USD	12,903,594	(65,072)
4/4/2017	EUR	15,914,729	USD	16,935,961	(85,631)
4/4/2017	EUR	15,914,415	USD	16,935,961	(85,295)
4/4/2017	EUR	545,468	USD	592,996	9,591
4/4/2017	GBP	9,901,448	USD	12,331,858	(49,410)
4/4/2017	GBP	7,544,150	USD	9,395,703	(37,880)
4/4/2017	GBP	9,901,536	USD	12,331,858	(49,519)
4/4/2017	GBP	9,901,822	USD	12,331,858	(49,877)
4/4/2017	GBP	9,902,108	USD	12,331,858	(50,235)
4/4/2017	GBP	344,408	USD	431,788	1,123
4/4/2017	ILS	21,829	DKK	41,923	17
4/4/2017	ILS	768,812	USD	211,195	(570)
4/4/2017	ILS	585,358	USD	160,912	(321)
4/4/2017	ILS	768,243	USD	211,195	(413)
4/4/2017	ILS	768,283	USD	211,195	(424)
4/4/2017	ILS	768,249	USD	211,195	(415)
4/4/2017	ILS	26,662	USD	7,395	51
4/4/2017	NOK	1,336,993	EUR	145,884	365
4/4/2017	NOK	9,907,896	USD	1,185,849	32,279
4/4/2017	NOK	9,908,326	USD	1,185,849	32,229
4/4/2017	NOK	7,548,865	USD	903,507	24,598
4/4/2017	NOK	9,888,348	USD	1,185,849	34,555
4/4/2017	NOK	9,907,799	USD	1,185,849	32,290
4/4/2017	NOK	352,809	USD	41,521	444
4/4/2017	NZD	89,953	USD	64,989	2,107
4/4/2017	NZD	89,950	USD	64,989	2,109
4/4/2017	NZD	68,533	USD	49,516	1,608
4/4/2017	NZD	89,948	USD	64,989	2,111
4/4/2017	NZD	89,949	USD	64,989	2,110
4/4/2017	NZD	3,235	USD	2,276	14
4/4/2017	NZD	42,720	USD	29,938	75
4/4/2017	SEK	20,485,186	USD	2,278,380	(16,031)
4/4/2017	SEK	20,485,029	USD	2,278,380	(16,013)
4/4/2017	SEK	15,607,697	USD	1,735,910	(12,205)
4/4/2017	SEK	20,485,712	USD	2,278,380	(16,090)
4/4/2017	SEK	20,485,712	USD	2,278,380	(16,090)
4/4/2017	SEK	700,106	USD	79,775	1,361
4/4/2017	USD	38,161	AUD	50,121	74
4/4/2017	USD	1,033,834	AUD	1,355,265	30
4/4/2017	USD	787,687	AUD	1,032,558	—
4/4/2017	USD	1,033,834	AUD	1,355,226	—
4/4/2017	USD	1,033,834	AUD	1,355,261	27
4/4/2017	USD	1,033,834	AUD	1,355,252	20
4/4/2017	USD	212,081	CHF	208,423	(3,856)
4/4/2017	USD	5,745,629	CHF	5,751,260	172
4/4/2017	USD	4,377,625	CHF	4,381,784	—
4/4/2017	USD	5,745,629	CHF	5,751,087	—
4/4/2017	USD	5,745,629	CHF	5,751,260	172
4/4/2017	USD	5,745,629	CHF	5,751,202	115
4/4/2017	USD	19,043	DKK	130,122	(328)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2017	USD	393,081	DKK	2,732,994	$—
4/4/2017	USD	515,917	DKK	3,586,863	(26)
4/4/2017	USD	515,917	DKK	3,587,042	—
4/4/2017	USD	515,917	DKK	3,586,954	(13)
4/4/2017	USD	515,917	DKK	3,586,965	(11)
4/4/2017	USD	624,888	EUR	573,837	(11,141)
4/4/2017	USD	16,929,264	EUR	15,828,547	152
4/4/2017	USD	12,898,490	EUR	12,059,735	(5)
4/4/2017	USD	16,929,264	EUR	15,828,399	(6)
4/4/2017	USD	16,929,264	EUR	15,828,843	469
4/4/2017	USD	16,929,264	EUR	15,828,710	326
4/4/2017	USD	455,010	GBP	361,833	(2,556)
4/4/2017	USD	9,391,989	GBP	7,510,887	1
4/4/2017	USD	12,326,981	GBP	9,858,328	366
4/4/2017	USD	12,326,981	GBP	9,858,036	2
4/4/2017	USD	12,326,981	GBP	9,858,272	297
4/4/2017	USD	12,326,981	GBP	9,858,233	248
4/4/2017	USD	7,792	ILS	28,120	(46)
4/4/2017	USD	211,111	ILS	766,385	(15)
4/4/2017	USD	160,851	ILS	583,970	—
4/4/2017	USD	211,111	ILS	766,438	—
4/4/2017	USD	211,111	ILS	766,419	(5)
4/4/2017	USD	211,111	ILS	766,510	20
4/4/2017	USD	43,754	NOK	370,726	(591)
4/4/2017	USD	1,185,380	NOK	10,180,602	(59)
4/4/2017	USD	903,150	NOK	7,757,065	—
4/4/2017	USD	1,185,380	NOK	10,181,110	—
4/4/2017	USD	1,185,380	NOK	10,180,839	(32)
4/4/2017	USD	1,185,380	NOK	10,180,861	(29)
4/4/2017	USD	2,398	NZD	3,406	(17)
4/4/2017	USD	64,963	NZD	92,933	2
4/4/2017	USD	49,498	NZD	70,808	—
4/4/2017	USD	64,963	NZD	92,930	—
4/4/2017	USD	64,963	NZD	92,933	2
4/4/2017	USD	64,963	NZD	92,932	1
4/4/2017	USD	84,066	SEK	736,943	(1,526)
4/4/2017	USD	2,277,479	SEK	20,335,018	112
4/4/2017	USD	1,735,223	SEK	15,492,592	—
4/4/2017	USD	2,277,479	SEK	20,334,016	—
4/4/2017	USD	2,277,479	SEK	20,334,517	56
4/4/2017	USD	2,277,479	SEK	20,334,371	40
4/5/2017	JPY	1,277,235,027	USD	11,432,670	(29,916)
4/5/2017	JPY	1,277,278,471	USD	11,432,670	(30,306)
4/5/2017	JPY	973,191,048	USD	8,710,609	(23,325)
4/5/2017	JPY	1,277,280,757	USD	11,432,670	(30,326)
4/5/2017	JPY	1,277,352,783	USD	11,432,670	(30,973)
4/5/2017	JPY	44,114,351	USD	400,303	4,397
4/5/2017	SGD	1,000,003	USD	715,107	(566)
4/5/2017	SGD	1,000,011	USD	715,107	(571)
4/5/2017	SGD	761,929	USD	544,845	(445)
4/5/2017	SGD	1,000,045	USD	715,107	(595)
4/5/2017	SGD	1,000,034	USD	715,107	(588)
4/5/2017	SGD	34,858	USD	25,039	92
4/5/2017	USD	421,832	JPY	46,559,496	(3,982)
4/5/2017	USD	11,428,149	JPY	1,273,415,786	161
4/5/2017	USD	8,707,164	JPY	970,207,068	(10)
4/5/2017	USD	11,428,149	JPY	1,273,397,501	(3)
4/5/2017	USD	11,428,149	JPY	1,273,430,643	295
4/5/2017	USD	11,428,149	JPY	1,273,406,644	79
4/5/2017	USD	26,385	SGD	36,760	(77)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/5/2017	USD	714,824	SGD	998,856	$27
4/5/2017	USD	544,631	SGD	761,003	(4)
4/5/2017	USD	714,824	SGD	998,820	2
4/5/2017	USD	714,824	SGD	998,809	(6)
4/5/2017	USD	714,824	SGD	998,844	19
5/2/2017	AUD	1,388,783	USD	1,058,858	(55)
5/2/2017	AUD	1,058,074	USD	806,752	(4)
5/2/2017	AUD	1,388,717	USD	1,058,858	(5)
5/2/2017	AUD	1,388,794	USD	1,058,858	(64)
5/2/2017	AUD	1,388,759	USD	1,058,858	(37)
5/2/2017	DKK	3,629,233	USD	522,703	5
5/2/2017	DKK	2,765,354	USD	398,254	(24)
5/2/2017	DKK	3,629,383	USD	522,703	(16)
5/2/2017	DKK	3,629,346	USD	522,703	(11)
5/2/2017	DKK	3,629,512	USD	522,703	(35)
5/2/2017	NZD	269,743	USD	188,418	(10)
5/2/2017	NZD	205,513	USD	143,560	(1)
5/2/2017	NZD	269,732	USD	188,418	(2)
5/2/2017	NZD	269,739	USD	188,418	(7)
5/2/2017	NZD	269,740	USD	188,418	(7)
5/3/2017	CHF	5,888,400	USD	5,892,171	(423)
5/3/2017	CHF	4,486,219	USD	4,489,276	(138)
5/3/2017	CHF	5,888,046	USD	5,892,171	(69)
5/3/2017	CHF	5,888,341	USD	5,892,171	(364)
5/3/2017	CHF	5,888,341	USD	5,892,171	(364)
5/3/2017	EUR	16,888,491	USD	18,086,054	(521)
5/3/2017	EUR	12,867,305	USD	13,779,854	(268)
5/3/2017	EUR	16,888,239	USD	18,086,054	(251)
5/3/2017	EUR	16,888,980	USD	18,086,054	(1,045)
5/3/2017	EUR	16,888,728	USD	18,086,054	(774)
5/3/2017	GBP	10,069,039	USD	12,598,814	(676)
5/3/2017	GBP	7,671,342	USD	9,599,097	(132)
5/3/2017	GBP	10,068,660	USD	12,598,814	(203)
5/3/2017	GBP	10,069,183	USD	12,598,814	(857)
5/3/2017	GBP	10,069,031	USD	12,598,814	(666)
5/3/2017	ILS	759,957	USD	209,483	(30)
5/3/2017	ILS	579,017	USD	159,610	(19)
5/3/2017	ILS	759,931	USD	209,483	(22)
5/3/2017	ILS	760,021	USD	209,483	(47)
5/3/2017	ILS	760,160	USD	209,483	(85)
5/3/2017	NOK	10,013,911	USD	1,166,272	4
5/3/2017	NOK	7,629,876	USD	888,590	(22)
5/3/2017	NOK	10,014,035	USD	1,166,272	(10)
5/3/2017	NOK	10,014,011	USD	1,166,272	(8)
5/3/2017	NOK	10,014,161	USD	1,166,272	(25)
5/3/2017	SEK	20,661,754	USD	2,317,161	(173)
5/3/2017	SEK	15,741,892	USD	1,765,457	(86)
5/3/2017	SEK	20,660,320	USD	2,317,161	(12)
5/3/2017	SEK	20,661,110	USD	2,317,161	(101)
5/3/2017	SEK	20,661,559	USD	2,317,161	(151)
5/4/2017	SGD	1,021,354	USD	731,001	(115)
5/4/2017	SGD	778,134	USD	556,955	(57)
5/4/2017	SGD	1,021,227	USD	731,001	(24)
5/4/2017	SGD	1,021,391	USD	731,001	(141)
5/4/2017	SGD	1,021,317	USD	731,001	(88)
5/8/2017	JPY	1,272,944,101	USD	11,437,280	(390)
5/8/2017	JPY	969,846,699	USD	8,714,120	(157)
5/8/2017	JPY	1,272,913,221	USD	11,437,280	(113)
5/8/2017	JPY	1,272,973,838	USD	11,437,280	(658)
5/8/2017	JPY	1,272,960,114	USD	11,437,280	(534)

					$(649,783)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2017

CURRENCY LEGEND

AUD Australian dollar

CHF Swiss franc

DKK Danish krone

EUR Euro

GBP British pound

ILS Israeli New shekel

JPY Japanese yen

NOK Norwegian krone

NZD New Zealand dollar

SEK Swedish krona

SGD Singapore dollar

USD U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2017

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.0%

United States - 100.0%
WisdomTree International Quality Dividend Growth Fund(a) (Cost: $2,025,743)	83,949	$2,201,143
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.0%		889

NET ASSETS - 100.0%		$2,202,032

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/4/2017	AUD	4,107	USD	3,155	$22
	4/4/2017	AUD	5,385	USD	4,137	29
	4/4/2017	AUD	5,385	USD	4,137	29
	4/4/2017	AUD	5,385	USD	4,137	29
	4/4/2017	AUD	5,385	USD	4,137	29
	4/4/2017	CHF	55,786	USD	55,811	78
	4/4/2017	CHF	55,783	USD	55,811	81
	4/4/2017	CHF	42,505	USD	42,525	60
	4/4/2017	CHF	55,786	USD	55,811	78
	4/4/2017	CHF	55,786	USD	55,811	78
	4/4/2017	DKK	74,826	USD	10,714	(48)
	4/4/2017	DKK	57,038	USD	8,167	(37)
	4/4/2017	DKK	74,823	USD	10,714	(48)
	4/4/2017	DKK	74,830	USD	10,714	(49)
	4/4/2017	DKK	74,827	USD	10,714	(48)
	4/4/2017	EUR	99,032	USD	105,394	(526)
	4/4/2017	EUR	99,034	USD	105,394	(528)
	4/4/2017	EUR	75,460	USD	80,303	(405)
	4/4/2017	EUR	99,037	USD	105,394	(531)
	4/4/2017	EUR	99,039	USD	105,394	(533)
	4/4/2017	GBP	56,519	USD	70,392	(282)
	4/4/2017	GBP	56,519	USD	70,392	(283)
	4/4/2017	GBP	43,063	USD	53,632	(216)
	4/4/2017	GBP	56,521	USD	70,392	(285)
	4/4/2017	GBP	56,523	USD	70,392	(287)
	4/4/2017	ILS	120	USD	33	—
	4/4/2017	ILS	153	USD	42	—
	4/4/2017	ILS	153	USD	42	—
	4/4/2017	ILS	153	USD	42	—
	4/4/2017	ILS	153	USD	42	—
	4/4/2017	NOK	46,131	USD	5,521	150
	4/4/2017	NOK	46,129	USD	5,521	150
	4/4/2017	NOK	35,183	USD	4,211	115
	4/4/2017	NOK	46,038	USD	5,521	161
	4/4/2017	NOK	46,128	USD	5,521	150
	4/4/2017	NZD	339	USD	245	8
	4/4/2017	NZD	339	USD	245	8
	4/4/2017	NZD	263	USD	190	6
	4/4/2017	NZD	339	USD	245	8
	4/4/2017	NZD	339	USD	245	8
	4/4/2017	SEK	182,401	USD	20,287	(143)
	4/4/2017	SEK	182,403	USD	20,287	(143)
	4/4/2017	SEK	182,408	USD	20,287	(143)
	4/4/2017	SEK	138,984	USD	15,458	(109)
	4/4/2017	SEK	182,408	USD	20,287	(143)
	4/4/2017	USD	94	AUD	123	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2017	USD	4,117	AUD	5,397	$—
4/4/2017	USD	4,117	AUD	5,397	—
4/4/2017	USD	4,117	AUD	5,397	—
4/4/2017	USD	3,141	AUD	4,117	—
4/4/2017	USD	4,117	AUD	5,397	—
4/4/2017	USD	1,267	CHF	1,245	(23)
4/4/2017	USD	55,545	CHF	55,599	2
4/4/2017	USD	55,545	CHF	55,599	2
4/4/2017	USD	55,545	CHF	55,599	1
4/4/2017	USD	42,322	CHF	42,362	—
4/4/2017	USD	55,545	CHF	55,598	—
4/4/2017	USD	243	DKK	1,660	(4)
4/4/2017	USD	10,663	DKK	74,133	(1)
4/4/2017	USD	10,663	DKK	74,136	—
4/4/2017	USD	10,663	DKK	74,135	—
4/4/2017	USD	8,128	DKK	56,512	—
4/4/2017	USD	10,663	DKK	74,137	—
4/4/2017	USD	2,392	EUR	2,197	(43)
4/4/2017	USD	104,892	EUR	98,072	1
4/4/2017	USD	104,892	EUR	98,074	3
4/4/2017	USD	104,892	EUR	98,073	2
4/4/2017	USD	79,919	EUR	74,722	—
4/4/2017	USD	104,892	EUR	98,071	—
4/4/2017	USD	1,597	GBP	1,270	(9)
4/4/2017	USD	70,056	GBP	56,026	2
4/4/2017	USD	70,056	GBP	56,026	2
4/4/2017	USD	70,056	GBP	56,026	1
4/4/2017	USD	53,379	GBP	42,688	—
4/4/2017	USD	70,056	GBP	56,025	—
4/4/2017	USD	1	ILS	4	—
4/4/2017	USD	42	ILS	152	—
4/4/2017	USD	42	ILS	152	—
4/4/2017	USD	42	ILS	153	—
4/4/2017	USD	32	ILS	116	—
4/4/2017	USD	42	ILS	152	—
4/4/2017	USD	125	NOK	1,059	(2)
4/4/2017	USD	5,495	NOK	47,194	—
4/4/2017	USD	5,495	NOK	47,195	—
4/4/2017	USD	5,495	NOK	47,195	—
4/4/2017	USD	4,190	NOK	35,987	—
4/4/2017	USD	5,495	NOK	47,196	—
4/4/2017	USD	6	NZD	9	—
4/4/2017	USD	244	NZD	349	—
4/4/2017	USD	244	NZD	349	—
4/4/2017	USD	244	NZD	349	—
4/4/2017	USD	188	NZD	269	—
4/4/2017	USD	244	NZD	349	—
4/4/2017	USD	460	SEK	4,032	(8)
4/4/2017	USD	20,190	SEK	180,271	1
4/4/2017	USD	20,190	SEK	180,267	1
4/4/2017	USD	20,190	SEK	180,266	—
4/4/2017	USD	15,386	SEK	137,371	—
4/4/2017	USD	20,190	SEK	180,262	—
4/5/2017	JPY	4,567,187	USD	40,880	(108)
4/5/2017	JPY	4,567,031	USD	40,880	(107)
4/5/2017	JPY	3,480,004	USD	31,148	(83)
4/5/2017	JPY	4,567,452	USD	40,880	(111)
4/5/2017	JPY	4,567,195	USD	40,880	(108)
4/5/2017	SGD	3,776	USD	2,700	(2)
4/5/2017	SGD	3,776	USD	2,700	(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/5/2017	SGD	2,882	USD	2,061	$(2)
4/5/2017	SGD	3,776	USD	2,700	(2)
4/5/2017	SGD	3,776	USD	2,700	(2)
4/5/2017	USD	928	JPY	102,427	(9)
4/5/2017	USD	40,685	JPY	4,533,448	1
4/5/2017	USD	40,685	JPY	4,533,501	1
4/5/2017	USD	40,685	JPY	4,533,415	—
4/5/2017	USD	40,685	JPY	4,533,383	—
4/5/2017	USD	31,000	JPY	3,454,407	2
4/5/2017	USD	61	SGD	85	—
4/5/2017	USD	2,688	SGD	3,756	—
4/5/2017	USD	2,688	SGD	3,756	—
4/5/2017	USD	2,688	SGD	3,756	—
4/5/2017	USD	2,048	SGD	2,862	—
4/5/2017	USD	2,688	SGD	3,756	—
5/2/2017	AUD	5,532	USD	4,218	—
5/2/2017	AUD	5,532	USD	4,218	—
5/2/2017	AUD	5,532	USD	4,218	—
5/2/2017	AUD	5,532	USD	4,218	—
5/2/2017	AUD	4,222	USD	3,216	(3)
5/2/2017	DKK	72,445	USD	10,434	—
5/2/2017	DKK	72,448	USD	10,434	—
5/2/2017	DKK	72,451	USD	10,434	(1)
5/2/2017	DKK	72,448	USD	10,434	—
5/2/2017	DKK	55,217	USD	7,952	(1)
5/2/2017	NZD	1,075	USD	751	—
5/2/2017	NZD	1,075	USD	751	—
5/2/2017	NZD	1,075	USD	751	—
5/2/2017	NZD	1,075	USD	751	—
5/2/2017	NZD	823	USD	575	—
5/3/2017	CHF	55,997	USD	56,033	(4)
5/3/2017	CHF	55,997	USD	56,033	(4)
5/3/2017	CHF	55,997	USD	56,033	(4)
5/3/2017	CHF	55,994	USD	56,033	(1)
5/3/2017	CHF	42,663	USD	42,692	(2)
5/3/2017	EUR	104,929	USD	112,369	(3)
5/3/2017	EUR	104,930	USD	112,369	(5)
5/3/2017	EUR	104,932	USD	112,369	(7)
5/3/2017	EUR	104,927	USD	112,369	(2)
5/3/2017	EUR	79,946	USD	85,616	(2)
5/3/2017	GBP	57,686	USD	72,179	(4)
5/3/2017	GBP	57,687	USD	72,179	(5)
5/3/2017	GBP	57,686	USD	72,179	(4)
5/3/2017	GBP	57,684	USD	72,179	(1)
5/3/2017	GBP	43,953	USD	54,996	(2)
5/3/2017	ILS	152	USD	42	—
5/3/2017	ILS	152	USD	42	—
5/3/2017	ILS	152	USD	42	—
5/3/2017	ILS	123	USD	34	—
5/3/2017	ILS	152	USD	42	—
5/3/2017	NOK	43,146	USD	5,025	—
5/3/2017	NOK	43,146	USD	5,025	—
5/3/2017	NOK	43,147	USD	5,025	—
5/3/2017	NOK	43,146	USD	5,025	—
5/3/2017	NOK	32,912	USD	3,833	—
5/3/2017	SEK	183,776	USD	20,610	(2)
5/3/2017	SEK	183,770	USD	20,610	(1)
5/3/2017	SEK	183,774	USD	20,610	(1)
5/3/2017	SEK	183,763	USD	20,610	—
5/3/2017	SEK	140,030	USD	15,705	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
5/4/2017	SGD	3,858	USD	2,761	$—
5/4/2017	SGD	3,858	USD	2,761	—
5/4/2017	SGD	3,858	USD	2,761	—
5/4/2017	SGD	2,941	USD	2,105	—
5/4/2017	SGD	3,857	USD	2,761	—
5/8/2017	JPY	4,610,733	USD	41,427	(1)
5/8/2017	JPY	4,610,841	USD	41,427	(2)
5/8/2017	JPY	4,610,791	USD	41,427	(2)
5/8/2017	JPY	4,610,622	USD	41,427	—
5/8/2017	JPY	3,513,549	USD	31,567	(3)

					$(4,181)

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

ILS	Israeli New shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 12.3%
Ainsworth Game Technology Ltd.(a)	776	$1,089
ALS Ltd.	630	2,951
Altium Ltd.(a)	216	1,252
Ansell Ltd.	199	3,654
AP Eagers Ltd.	208	1,442
APN Outdoor Group Ltd.(a)	133	578
ARB Corp., Ltd.(a)	76	853
Asaleo Care Ltd.	1,242	1,668
AUB Group Ltd.	127	1,134
Austal Ltd.	590	779
Automotive Holdings Group Ltd.(a)	827	2,599
Beacon Lighting Group Ltd.	434	589
Blackmores Ltd.(a)	16	1,374
Breville Group Ltd.	232	1,828
Brickworks Ltd.	220	2,464
BT Investment Management Ltd.	481	3,669
Cabcharge Australia Ltd.	327	753
carsales.com Ltd.	408	3,473
Cash Converters International Ltd.	1,431	344
Cedar Woods Properties Ltd.	227	970
Cleanaway Waste Management Ltd.	1,670	1,529
Corporate Travel Management Ltd.	43	657
CSR Ltd.	1,374	4,727
Decmil Group Ltd.	922	665
Dicker Data Ltd.	325	568
Downer EDI Ltd.	998	4,408
DuluxGroup Ltd.	489	2,436
Eclipx Group Ltd.	354	1,056
ERM Power Ltd.	765	764
Estia Health Ltd.(a)	302	712
Event Hospitality and Entertainment Ltd.	164	1,614
Evolution Mining Ltd.	748	1,198
Fairfax Media Ltd.	4,697	3,673
Flight Centre Travel Group Ltd.(a)	203	4,472
Folkestone Education Trust	590	1,242
G8 Education Ltd.	827	2,574
Genworth Mortgage Insurance Australia Ltd.	2,286	5,476
GrainCorp Ltd. Class A	187	1,297
Greencross Ltd.(a)	155	851
GUD Holdings Ltd.	144	1,301
GWA Group Ltd.	293	648
HFA Holdings Ltd.	466	786
IMF Bentham Ltd.(a)	387	536
Infomedia Ltd.	869	484
Invocare Ltd.	140	1,510
IOOF Holdings Ltd.	875	5,694
IPH Ltd.	281	1,044
IRESS Ltd.	302	2,698
JB Hi-Fi Ltd.	177	3,335
Lovisa Holdings Ltd.	201	549
MACA Ltd.	1,573	1,830
McMillan Shakespeare Ltd.	153	1,543
Mineral Resources Ltd.	314	2,575
Monadelphous Group Ltd.(a)	404	3,800
Monash IVF Group Ltd.	524	757
Mortgage Choice Ltd.	497	887
Myer Holdings Ltd.(a)	657	609
MYOB Group Ltd.	374	1,016
MyState Ltd.	277	972
Navitas Ltd.	686	2,318
NIB Holdings Ltd.	602	2,719
Nine Entertainment Co. Holdings Ltd.	3,227	3,089
Northern Star Resources Ltd.	498	1,542
Nufarm Ltd.	92	681
Orora Ltd.	1,619	3,656
OZ Minerals Ltd.	407	2,431
Pact Group Holdings Ltd.	544	2,905
Perpetual Ltd.	119	4,734
Premier Investments Ltd.	221	2,414
Primary Health Care Ltd.	912	2,484
Programmed Maintenance Services Ltd.	755	1,080
Qube Holdings Ltd.(a)	905	1,767
Quintis Ltd.(a)	424	336
Regis Healthcare Ltd.	712	2,428
Regis Resources Ltd.	549	1,382
Retail Food Group Ltd.(a)	276	1,122
Sandfire Resources NL	178	866
Select Harvests Ltd.	287	1,287
Servcorp Ltd.	174	816
Service Stream Ltd.	229	201
Seven Group Holdings Ltd.	818	6,683
Seven West Media Ltd.	4,828	2,891
SG Fleet Group Ltd.	289	750
Sigma Pharmaceuticals Ltd.	1,829	1,800
Sims Metal Management Ltd.	222	2,093
Sirtex Medical Ltd.	7	96
Slater & Gordon Ltd.*(a)	1,837	182
SmartGroup Corp. Ltd.	100	503
Southern Cross Media Group Ltd.	1,912	2,042
Spotless Group Holdings Ltd.	3,361	2,782
Steadfast Group Ltd.	737	1,428
Super Retail Group Ltd.	377	2,948
Technology One Ltd.	212	830
Thorn Group Ltd.	626	626
Tox Free Solutions Ltd.(a)	410	729
Villa World Ltd.	387	703
Virtus Health Ltd.	197	869
Webjet Ltd.	165	1,445
WPP AUNZ Ltd.	1,556	1,365

Total Australia		176,979

Austria - 1.4%
ams AG	72	3,895
Austria Technologie & Systemtechnik AG(a)	125	1,376
RHI AG	68	1,746
S IMMO AG*	86	1,034
UNIQA Insurance Group AG	984	7,661
Verbund AG	164	2,791
Wienerberger AG	56	1,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Investments	Shares	Value
Zumtobel Group AG	35	$676

Total Austria		20,370

Belgium - 1.5%
Cie d’Entreprises CFE	31	4,350
Econocom Group S.A./N.V.	102	1,514
Euronav N.V.	761	6,102
Ion Beam Applications	46	2,524
Ontex Group N.V.	57	1,835
Recticel S.A.	76	597
Rezidor Hotel Group AB	170	651
Warehouses De Pauw CVA	38	3,547

Total Belgium		21,120

China - 1.6%
China South City Holdings Ltd.	21,774	4,483
China Travel International Investment Hong Kong Ltd.	9,956	3,011
CITIC Telecom International Holdings Ltd.	6,678	2,028
Dah Chong Hong Holdings Ltd.	2,779	1,212
Goldpac Group Ltd.	3,835	1,239
Guotai Junan International Holdings Ltd.	9,052	2,935
Shenwan Hongyuan HK Ltd.	2,326	994
Shougang Fushan Resources Group Ltd.	9,903	1,822
Sinotruk Hong Kong Ltd.	1,651	1,238
Yuexiu Property Co., Ltd.	26,638	4,524

Total China		23,486

Denmark - 1.3%
Alm Brand A/S	203	1,650
FLSmidth & Co. A/S	51	2,736
Matas A/S	115	1,637
Per Aarsleff Holding A/S	21	504
Rockwool International A/S Class B	5	890
Schouw & Co. AB	23	2,115
SimCorp A/S	31	1,873
Spar Nord Bank A/S	290	3,222
Sydbank A/S	120	4,172

Total Denmark		18,799

Finland - 2.6%
Cargotec Oyj Class B	47	2,332
Citycon Oyj	713	1,693
Cramo Oyj	60	1,372
F-Secure Oyj	180	649
HKScan Oyj Class A	178	662
Kemira Oyj	311	3,828
Konecranes Oyj	118	4,203
Lassila & Tikanoja Oyj	85	1,672
Oriola-KD Oyj Class B	206	875
PKC Group Oyj	56	1,410
Raisio Oyj Class V	451	1,626
Ramirent Oyj	277	2,237
Sanoma Oyj	141	1,183
Suominen Oyj	93	454
Technopolis Oyj	385	1,248
Tieto Oyj	157	4,287
Tikkurila Oyj	86	1,748
Uponor Oyj(a)	96	1,705
Valmet Oyj	187	2,914
YIT Oyj(a)	181	1,226

Total Finland		37,324

France - 2.5%
Albioma S.A.	59	1,046
Alten S.A.	31	2,383
Bourbon Corp.(a)	168	1,788
Coface S.A.	394	2,971
Derichebourg S.A.	142	710
Gaztransport Et Technigaz S.A.	128	4,825
IPSOS	57	1,774
Jacquet Metal Service	55	1,328
Metropole Television S.A.	286	6,399
Neopost S.A.	168	6,467
Rallye S.A.	225	4,567
Tarkett S.A.	43	1,863

Total France		36,121

Germany - 4.2%
Aareal Bank AG	126	4,878
alstria office REIT-AG*	312	3,828
AURELIUS Equity Opportunities SE & Co. KGaA	60	2,612
Aurubis AG	52	3,494
BayWa AG	38	1,256
Bechtle AG	16	1,741
Bertrandt AG	13	1,267
CANCOM SE(a)	12	679
Capital Stage AG	145	960
CompuGroup Medical SE	27	1,205
CropEnergies AG	109	1,049
Drillisch AG	115	5,867
Elmos Semiconductor AG	32	767
ElringKlinger AG(a)	55	1,072
Gerry Weber International AG	93	1,204
GFT Technologies SE(a)	51	975
Grammer AG	10	616
Hamburger Hafen und Logistik AG	103	1,933
Indus Holding AG	27	1,749
Leoni AG	47	2,425
MLP AG	193	1,118
Nemetschek SE	22	1,323
Pfeiffer Vacuum Technology AG	16	2,021
RHOEN-KLINIKUM AG	93	2,543
RIB Software AG	47	623
Salzgitter AG	20	726
SHW AG	13	449
Sixt SE	36	1,860
Takkt AG	72	1,675
TLG Immobilien AG	124	2,422
VTG AG	28	912
Wacker Neuson SE	95	2,136
Wuestenrot & Wuerttembergische AG	127	2,527
Zeal Network SE	26	737

Total Germany		60,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Investments	Shares	Value
Hong Kong - 1.1%
Chu Kong Shipping Enterprises Group Co., Ltd.	2,407	$613
Dah Sing Financial Holdings Ltd.	400	3,047
Hongkong & Shanghai Hotels Ltd. (The)	1,049	1,231
Lai Sun Development Co., Ltd.	42,107	1,084
Television Broadcasts Ltd.	1,823	7,366
Tradelink Electronic Commerce Ltd.	6,356	1,325
Vitasoy International Holdings Ltd.	520	1,033

Total Hong Kong		15,699

Indonesia - 0.1%
Bumitama Agri Ltd.	1,947	1,101

Ireland - 0.6%
C&C Group PLC	526	2,045
Greencore Group PLC	751	2,308
Irish Continental Group PLC	201	1,064
Origin Enterprises PLC	208	1,483
UDG Healthcare PLC	144	1,264

Total Ireland		8,164

Israel - 2.9%
Africa Israel Properties Ltd.*	100	2,015
Amot Investments Ltd.	508	2,447
Avgol Industries 1953 Ltd.	506	640
B Communications Ltd.	162	3,253
Delek Automotive Systems Ltd.	251	2,286
Delek Group Ltd.	26	6,230
Direct Insurance Financial Investments Ltd.	111	1,010
El Al Israel Airlines	821	604
First International Bank of Israel Ltd.	125	2,030
Gazit-Globe Ltd.	466	4,781
Harel Insurance Investments & Financial Services Ltd.	268	1,410
Industrial Buildings Corp., Ltd.*	952	1,273
Inrom Construction Industries Ltd.	414	1,641
Matrix IT Ltd.	153	1,440
Maytronics Ltd.	239	973
Melisron Ltd.	59	3,275
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	21	891
Shikun & Binui Ltd.	1,103	2,668
Shufersal Ltd.	299	1,445
Strauss Group Ltd.	67	1,143

Total Israel		41,455

Italy - 5.3%
Anima Holding SpA(b)	592	3,546
Ansaldo STS SpA	165	2,172
Ascopiave SpA	665	2,468
Astaldi SpA	220	1,473
ASTM SpA	136	2,045
Autogrill SpA	239	2,380
Banca IFIS SpA	77	2,959
Banco BPM SpA	884	2,627
BasicNet SpA	191	740
Biesse SpA	58	1,581
Cairo Communication SpA	293	1,393
Cerved Information Solutions SpA	219	2,123
Cofide SpA	1,311	881
Credito Emiliano SpA	387	2,664
Credito Valtellinese SpA	303	1,147
ERG SpA	267	3,370
Esprinet SpA	78	663
Geox SpA(a)	279	704
Gruppo MutuiOnline SpA	68	727
Immobiliare Grande Distribuzione SIIQ SpA	2,147	1,883
Industria Macchine Automatiche SpA	48	3,917
Interpump Group SpA	70	1,632
Iren SpA	2,005	4,173
Italmobiliare SpA	1	56
La Doria SpA	48	501
Maire Tecnimont SpA	303	1,134
MARR SpA	111	2,410
OVS SpA(b)	257	1,600
RAI Way SpA(b)	352	1,837
Saras SpA	4,305	8,246
Societa Cattolica di Assicurazioni SCRL	445	3,574
Societa Iniziative Autostradali e Servizi SpA	327	3,130
Tod’s SpA	57	4,472
TREVI - Finanziaria Industriale SpA*	248	250
Zignago Vetro SpA	106	814

Total Italy		75,292

Japan - 27.4%
77 Bank Ltd. (The)	679	2,937
Advantest Corp.	100	1,867
Airport Facilities Co., Ltd.	135	682
Akita Bank Ltd. (The)	396	1,233
Amano Corp.	100	1,995
Aomori Bank Ltd. (The)	487	1,670
Arakawa Chemical Industries Ltd.	5	91
Arcland Sakamoto Co., Ltd.	82	985
As One Corp.	35	1,514
Asahi Broadcasting Corp.	108	736
Awa Bank Ltd. (The)	350	2,218
Bank of Iwate Ltd. (The)	33	1,396
Bank of Nagoya Ltd. (The)	49	1,763
Bank of Okinawa Ltd. (The)	42	1,606
Bell System24 Holdings, Inc.	1	9
Belluna Co., Ltd.	55	411
Benesse Holdings, Inc.	101	3,154
BP Castrol K.K.	100	1,504
Chiyoda Integre Co., Ltd.	65	1,389
Chofu Seisakusho Co., Ltd.	41	958
Chugoku Bank Ltd. (The)	139	2,021
COMSYS Holdings Corp.	100	1,785
CONEXIO Corp.	100	1,531
Cosmo Energy Holdings Co., Ltd.	119	2,042
Daido Metal Co., Ltd.	4	35

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Investments	Shares	Value
Daihen Corp.	185	$1,202
Daiichi Jitsugyo Co., Ltd.	174	1,088
Daiichikosho Co., Ltd.	71	2,845
Daiken Corp.	82	1,517
Daikoku Denki Co., Ltd.	71	1,060
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	313	2,115
DCM Holdings Co., Ltd.	134	1,235
Denyo Co., Ltd.	95	1,436
Descente Ltd.	83	984
Dexerials Corp.	155	1,530
DIC Corp.	68	2,508
Dip Corp.	41	894
Doshisha Co., Ltd.	46	851
Dowa Holdings Co., Ltd.	358	2,577
Dynam Japan Holdings Co., Ltd.	1,800	3,196
Ebara Corp.	26	848
EDION Corp.	100	918
Eighteenth Bank Ltd. (The)	551	1,775
Eiken Chemical Co., Ltd.	40	1,107
Enplas Corp.	47	1,301
Exedy Corp.	30	856
Fancl Corp.	15	215
Feed One Co., Ltd.	445	791
FIDEA Holdings Co., Ltd.	519	964
Foster Electric Co., Ltd.	57	976
FP Corp.	59	2,743
Fudo Tetra Corp.(a)	600	1,034
Fujicco Co., Ltd.	70	1,596
Fujikura Ltd.	123	884
Fujimori Kogyo Co., Ltd.	71	1,972
Fujitsu General Ltd.	49	967
Fukui Bank Ltd. (The)	591	1,400
Fukuyama Transporting Co., Ltd.	309	1,852
Furukawa Electric Co., Ltd.	74	2,656
Future Corp.	100	790
Gakkyusha Co., Ltd.	12	165
Gfoot Co., Ltd.	10	67
Gree, Inc.	200	1,258
GS Yuasa Corp.	758	3,530
Gunma Bank Ltd. (The)	487	2,539
Gurunavi, Inc.	59	1,234
Hachijuni Bank Ltd. (The)	484	2,732
Hakuto Co., Ltd.	42	389
Hanwa Co., Ltd.	698	4,955
Happinet Corp.	126	1,948
Heiwa Corp.	149	3,701
Hiroshima Bank Ltd. (The)	98	416
HIS Co., Ltd.	44	1,027
Hitachi Kokusai Electric, Inc.	23	527
Hitachi Transport System Ltd.	60	1,245
Hokuetsu Industries Co., Ltd.	189	1,730
Hokuhoku Financial Group, Inc.	106	1,662
Horiba Ltd.	73	3,911
Hyakujushi Bank Ltd. (The)	677	2,284
Ibiden Co., Ltd.(a)	110	1,712
IBJ Leasing Co., Ltd.	39	832
Iino Kaiun Kaisha Ltd.	130	568
Imasen Electric Industrial	86	776
Itochu Enex Co., Ltd.	100	826
J-Oil Mills, Inc.	34	1,282
Japan Radio Co., Ltd.	74	918
Japan Transcity Corp.	275	1,153
Japan Wool Textile Co., Ltd. (The)	184	1,451
Jimoto Holdings, Inc.	700	1,187
Joshin Denki Co., Ltd.	93	948
K’s Holdings Corp.	95	1,741
Kadokawa Dwango	73	1,046
Kamei Corp.	91	1,011
Kandenko Co., Ltd.	178	1,589
Kasai Kogyo Co., Ltd.	5	64
Kato Sangyo Co., Ltd.	48	1,230
Kato Works Co., Ltd.	64	1,583
Keiyo Bank Ltd. (The)	602	2,599
Kenedix, Inc.	136	541
Kitagawa Iron Works Co., Ltd.	1	20
Kitano Construction Corp.	563	1,531
Kito Corp.	20	213
Kitz Corp.	100	666
Koa Corp.	92	1,211
Kobe Bussan Co., Ltd.	36	1,389
Konaka Co., Ltd.	150	821
Krosaki Harima Corp.	493	1,956
Kurabo Industries Ltd.	637	1,401
KYB Corp.	800	4,164
KYORIN Holdings, Inc.	73	1,540
Kyoto Kimono Yuzen Co., Ltd.	32	274
Kyowa Exeo Corp.	100	1,446
Life Corp.	66	1,928
Macnica Fuji Electronics Holdings, Inc.	52	737
Maeda Corp.	141	1,248
Maeda Road Construction Co., Ltd.	142	2,507
Makino Milling Machine Co., Ltd.	252	2,182
Mandom Corp.	21	984
Mani, Inc.	54	1,270
Marubun Corp.	84	538
Megmilk Snow Brand Co., Ltd.	54	1,485
Meisei Industrial Co., Ltd.	98	564
Micronics Japan Co., Ltd.	91	808
Mie Bank Ltd. (The)	89	1,877
Miraca Holdings, Inc.	80	3,676
Mirait Holdings Corp.	100	981
Mitsubishi Steel Manufacturing Co., Ltd.	737	1,587
Mitsui Home Co., Ltd.	302	1,686
Mitsui-Soko Holdings Co., Ltd.	451	1,344
Miyazaki Bank Ltd. (The)	583	1,795
Mochida Pharmaceutical Co., Ltd.	21	1,557
Morinaga & Co., Ltd.	28	1,241
Nachi-Fujikoshi Corp.	623	3,187
Nakanishi, Inc.	39	1,519
NEC Networks & System Integration Corp.	6	116
NHK Spring Co., Ltd.	254	2,801
Nichias Corp.	149	1,496
Nichiha Corp.	54	1,585
Nichireki Co., Ltd.	87	710
Nihon House Holdings Co., Ltd.	227	994
Nihon Nohyaku Co., Ltd.	123	772
Nihon Parkerizing Co., Ltd.	40	494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Investments	Shares	Value
Nihon Unisys Ltd.	100	$1,364
Nippo Corp.	112	2,122
Nippon Coke & Engineering Co., Ltd.	974	830
Nippon Denko Co., Ltd.	294	1,024
Nippon Electric Glass Co., Ltd.	764	4,614
Nippon Flour Mills Co., Ltd.	81	1,195
Nippon Kayaku Co., Ltd.	263	3,564
Nippon Koei Co., Ltd.	73	1,912
Nippon Light Metal Holdings Co., Ltd.	600	1,319
Nippon Paper Industries Co., Ltd.	100	1,797
Nippon Parking Development Co., Ltd.(a)	391	519
Nippon Road Co., Ltd. (The)	393	1,802
Nipro Corp.	190	2,677
Nishimatsu Construction Co., Ltd.	750	3,688
Nissha Printing Co., Ltd.	34	805
Nisshin Oillio Group Ltd. (The)	211	1,201
Nisshin Steel Co., Ltd.	100	1,314
Nissin Electric Co., Ltd.	40	462
Nitta Corp.	56	1,560
Noevir Holdings Co., Ltd.	73	3,020
NOF Corp.	173	1,835
Nomura Co., Ltd.	79	1,390
NTN Corp.	924	4,594
Obara Group, Inc.	27	1,192
Ohsho Food Service Corp.	72	2,659
Oita Bank Ltd. (The)	665	2,596
Okasan Securities Group, Inc.	790	4,814
Oki Electric Industry Co., Ltd.	100	1,438
OKUMA Corp.	225	2,354
Okumura Corp.	452	2,742
Onward Holdings Co., Ltd.	321	2,198
Open House Co., Ltd.	65	1,554
PAL GROUP Holdings Co., Ltd.	45	1,090
Penta-Ocean Construction Co., Ltd.	100	483
Prima Meat Packers Ltd.	289	1,276
Raysum Co., Ltd.	22	203
Rengo Co., Ltd.	250	1,443
Ricoh Leasing Co., Ltd.	11	352
Riken Corp.	54	2,379
Roland DG Corp.	68	2,044
Round One Corp.	130	1,032
Ryoden Corp.	181	1,191
Sac’s Bar Holdings, Inc.	6	68
Saizeriya Co., Ltd.	46	1,155
Sakai Chemical Industry Co., Ltd.	356	1,246
Sakata INX Corp.	80	1,101
San-A Co., Ltd.	17	772
San-Ai Oil Co., Ltd.	29	245
Sanden Holdings Corp.	427	1,418
Sangetsu Corp.	96	1,603
Sankyu, Inc.	328	1,987
Sanoh Industrial Co., Ltd.	172	1,286
Sanwa Holdings Corp.	100	935
Sanyo Denki Co., Ltd.	248	1,849
Sanyo Trading Co., Ltd.	36	568
SBI Holdings, Inc.	204	2,841
Seikagaku Corp.	61	1,015
Senko Co., Ltd.	180	1,158
SFP Dining Co., Ltd.	72	914
Shiga Bank Ltd. (The)	420	2,152
Shikoku Chemicals Corp.	112	1,207
Shimachu Co., Ltd.	53	1,289
Shinsho Corp.	99	2,129
Shoei Co., Ltd.	77	1,920
Showa Denko K.K.*	100	1,781
Showa Sangyo Co., Ltd.	252	1,330
Skylark Co., Ltd.	169	2,474
Sumco Corp.	196	3,261
Sumitomo Forestry Co., Ltd.	100	1,517
Sumitomo Mitsui Construction Co., Ltd.	866	940
Sumitomo Riko Co., Ltd.	1	10
Sumitomo Seika Chemicals Co., Ltd.	25	1,062
Sumitomo Warehouse Co., Ltd. (The)	322	1,768
T-Gaia Corp.	100	1,719
Tadano Ltd.	127	1,481
Taiho Kogyo Co., Ltd.	7	104
Taiyo Holdings Co., Ltd.	59	2,576
Takara Holdings, Inc.	100	1,078
Takeuchi Manufacturing Co., Ltd.	53	998
TASAKI & Co., Ltd.	57	1,123
Tatsuta Electric Wire and Cable Co., Ltd.	268	1,217
TechnoPro Holdings, Inc.	73	2,814
TIS, Inc.	9	229
TOA Corp.	16	139
Tocalo Co., Ltd.	88	2,283
Tochigi Bank Ltd. (The)	144	663
Toda Corp.	404	2,429
Toho Bank Ltd. (The)	614	2,309
Tokai Tokyo Financial Holdings, Inc.(a)	218	1,133
Tokyo Dome Corp.	29	269
Tokyo Steel Manufacturing Co., Ltd.	57	478
Tokyo Tekko Co., Ltd.	252	1,034
Tokyo TY Financial Group, Inc.	48	1,437
Tokyotokeiba Co., Ltd.	804	1,862
Tokyu Construction Co., Ltd.	100	785
TOMONY Holdings, Inc.	201	1,064
Toshiba Machine Co., Ltd.	452	1,833
Totetsu Kogyo Co., Ltd.	45	1,290
Towa Bank Ltd. (The)	473	501
Toyo Ink SC Holdings Co., Ltd.	644	3,098
Toyo Securities Co., Ltd.	12	28
Toyo Tire & Rubber Co., Ltd.	137	2,459
Toyobo Co., Ltd.	870	1,507
Transcosmos, Inc.	9	211
TS Tech Co., Ltd.	84	2,255
Tsubaki Nakashima Co., Ltd.	93	1,537
Tsubakimoto Chain Co.	283	2,357
Tsugami Corp.	233	1,547
Tsumura & Co.	13	407
UACJ Corp.	520	1,363
UKC Holdings Corp.	54	991
Vital KSK Holdings, Inc.	100	926
Wacoal Holdings Corp.	269	3,317
YAMABIKO Corp.	59	690
Yamagata Bank Ltd. (The)	343	1,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Investments	Shares	Value
Yamanashi Chuo Bank Ltd. (The)	419	$1,873
Yokohama Reito Co., Ltd.	100	993
Yondoshi Holdings, Inc.	42	934
Yumeshin Holdings Co., Ltd.	200	1,457
Yushin Precision Equipment Co., Ltd.	49	1,283
Zeon Corp.	270	3,080

Total Japan		392,196

Netherlands - 1.6%
Arcadis N.V.	132	2,087
BE Semiconductor Industries N.V.	82	3,353
Beter Bed Holding N.V.	89	1,471
Brunel International N.V.	200	3,262
Corbion N.V.	92	2,524
Flow Traders(b)	102	3,223
IMCD Group N.V.	25	1,232
Koninklijke BAM Groep N.V.	109	590
Refresco Group N.V.(b)	98	1,497
TKH Group N.V. CVA	56	2,409
Wessanen	45	609

Total Netherlands		22,257

New Zealand - 3.3%
Air New Zealand Ltd.	3,827	6,581
EBOS Group Ltd.	253	3,228
Freightways Ltd.	345	1,806
Genesis Energy Ltd.	3,087	4,488
Heartland Bank Ltd.	1,475	1,691
Infratil Ltd.	1,539	3,131
Kathmandu Holdings Ltd.	583	807
Kiwi Property Group Ltd.	3,958	3,943
Mainfreight Ltd.	122	1,927
NZX Ltd.	2,103	1,588
Port of Tauranga Ltd.	444	1,294
SKY Network Television Ltd.	1,177	3,225
SKYCITY Entertainment Group Ltd.	1,346	3,905
Steel & Tube Holdings Ltd.	653	1,073
Trade Me Group Ltd.	872	3,127
Trustpower Ltd.	518	1,666
Z Energy Ltd.	807	3,926

Total New Zealand		47,406

Norway - 3.0%
AF Gruppen ASA	65	1,162
Aker ASA Class A	175	6,765
Atea ASA*	259	3,046
Austevoll Seafood ASA	753	5,523
Borregaard ASA	159	1,782
Entra ASA(b)	256	2,794
Kongsberg Gruppen ASA	68	1,057
Norway Royal Salmon ASA	44	733
Ocean Yield ASA	465	3,303
Protector Forsikring ASA(a)	112	831
Selvaag Bolig ASA	183	782
SpareBank 1 Nord Norge	202	1,299
SpareBank 1 SMN	260	2,013
SpareBank 1 SR-Bank ASA	388	2,902
Sparebanken Vest	77	466
TGS Nopec Geophysical Co. ASA	101	2,140
Tomra Systems ASA	123	1,346
Veidekke ASA	206	2,710
XXL ASA(b)	148	1,611

Total Norway		42,265

Portugal - 1.4%
CTT-Correios de Portugal S.A.	482	2,641
Mota-Engil, SGPS, S.A.	589	1,193
Navigator Co. S.A. (The)	2,658	10,706
Pharol, SGPS, S.A.	5,413	2,177
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,269	3,829

Total Portugal		20,546

Singapore - 2.7%
Accordia Golf Trust	4,465	2,349
Asian Pay Television Trust	6,801	2,263
Boustead Singapore Ltd.	1,085	676
China Aviation Oil Singapore Corp., Ltd.(a)	634	692
Chip Eng Seng Corp., Ltd.	1,305	682
CWT Ltd.	1,000	1,431
First Resources Ltd.	927	1,287
GuocoLand Ltd.	900	1,192
Hyflux Ltd.	1,830	746
Keppel Infrastructure Trust	5,461	1,993
M1 Ltd.	2,815	4,291
Raffles Medical Group Ltd.	1,500	1,519
RHT Health Trust	2,568	1,636
Riverstone Holdings Ltd.	574	355
Sembcorp Marine Ltd.	3,503	4,801
Sheng Siong Group Ltd.(a)	3,000	2,029
Super Group Ltd.	1,539	1,437
United Engineers Ltd.	1,200	2,448
Venture Corp., Ltd.	708	5,812
Yanlord Land Group Ltd.	1,309	1,700

Total Singapore		39,339

Spain - 1.2%
Applus Services S.A.	94	1,132
Cie Automotive S.A.	97	1,917
Duro Felguera S.A.*(a)	484	642
Faes Farma S.A.	428	1,531
Obrascon Huarte Lain S.A.(a)	307	1,409
Papeles y Cartones de Europa S.A.	114	788
Sacyr S.A.*	981	2,444
Saeta Yield S.A.	283	2,585
Tecnicas Reunidas S.A.	115	4,545

Total Spain		16,993

Sweden - 5.3%
Acando AB	347	1,197
AddTech AB Class B	50	832
AF AB Class B	101	2,095
Alimak Group AB(b)	64	959
Atrium Ljungberg AB Class B	126	1,925
Avanza Bank Holding AB	44	1,660
B&B Tools AB Class B	20	430
Bilia AB Class A	87	1,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Investments	Shares	Value
Bjorn Borg AB*	105	$434
Bravida Holding AB(b)	162	1,054
Bulten AB	62	779
Capio AB(b)	91	506
Clas Ohlson AB Class B	142	2,231
Cloetta AB Class B	266	1,055
Com Hem Holding AB	196	2,255
Coor Service Management Holding AB(b)	185	1,114
Dustin Group AB(b)	122	922
Evolution Gaming Group AB(b)	22	806
Granges AB	89	817
Hemfosa Fastigheter AB	243	2,177
HIQ International AB*	127	921
Holmen AB Class B	103	4,027
Indutrade AB	93	1,779
Inwido AB	57	689
ITAB Shop Concept AB Class B	86	684
JM AB	113	3,580
KappAhl AB	122	633
Kungsleden AB(a)	330	1,898
Lagercrantz Group AB Class B	48	468
Lindab International AB	73	622
Loomis AB Class B	95	3,018
Mekonomen AB	80	1,581
Modern Times Group MTG AB Class B	131	4,399
MQ Holding AB	134	500
Munksjo Oyj*	60	895
Mycronic AB	251	2,579
NetEnt AB*	179	1,443
Nobia AB	184	1,896
Nobina AB(b)	210	1,252
Nordax Group AB(b)	89	459
NP3 Fastigheter AB	157	821
Peab AB	425	4,072
Ratos AB Class B(a)	1,007	4,751
Rottneros AB	619	579
Scandi Standard AB	107	653
SkiStar AB	60	1,119
Sweco AB Class B	112	2,562
Thule Group AB(b)	65	1,094
Wihlborgs Fastigheter AB	109	2,074

Total Sweden		76,099

Switzerland - 1.3%
Ascom Holding AG Registered Shares	55	973
Cembra Money Bank AG*	66	5,463
GAM Holding AG*	474	5,848
Implenia AG Registered Shares	25	1,756
Kudelski S.A. Bearer Shares*	54	885
Mobilezone Holding AG Registered Shares	69	1,093
u-blox Holding AG*	5	1,101
Valiant Holding AG Registered Shares	17	1,810

Total Switzerland		18,929

United Arab Emirates - 0.0%
Gulf Marine Services PLC	703	615

United Kingdom - 14.7%
A.G. Barr PLC	172	1,245
Abcam PLC	113	1,166
Acacia Mining PLC	115	646
Assura PLC	2,759	1,996
AVEVA Group PLC	60	1,463
BCA Marketplace PLC	580	1,320
BGEO Group PLC	58	2,337
Big Yellow Group PLC	248	2,265
Bloomsbury Publishing PLC	377	844
Bodycote PLC	378	3,765
Bovis Homes Group PLC	250	2,645
Card Factory PLC	1,157	4,123
Carillion PLC(a)	1,462	4,077
Chesnara PLC	310	1,394
Cineworld Group PLC	350	2,899
Clarkson PLC	37	1,203
Clinigen Healthcare Ltd.*	98	974
Computacenter PLC	214	1,995
Concentric AB	74	1,140
Connect Group PLC	842	1,419
Countrywide PLC	325	634
Cranswick PLC	47	1,504
Crest Nicholson Holdings PLC	372	2,526
Dart Group PLC	107	690
De La Rue PLC	316	2,434
Debenhams PLC	3,522	2,396
Dechra Pharmaceuticals PLC	79	1,654
DFS Furniture PLC	466	1,486
Diploma PLC	140	1,854
Drax Group PLC	459	1,868
Electrocomponents PLC	999	5,914
Elementis PLC	1,207	4,365
Epwin Group PLC	397	514
esure Group PLC	868	2,546
Euromoney Institutional Investor PLC	102	1,356
Exova Group PLC	253	781
FDM Group Holdings PLC	155	1,430
Fenner PLC	744	2,724
Fidessa Group PLC	65	2,025
Galliford Try PLC	223	4,105
GAME Digital PLC(a)	553	318
Gamma Communications PLC	83	510
Genus PLC	44	949
Go-Ahead Group PLC	62	1,339
Halfords Group PLC	414	1,836
Hastings Group Holdings PLC(b)	489	1,656
Henry Boot PLC	345	988
Hill & Smith Holdings PLC	125	1,988
HomeServe PLC	349	2,466
Huntsworth PLC	836	460
Ibstock PLC(b)	477	1,238
ITE Group PLC	551	1,109
J D Wetherspoon PLC	91	1,075
James Fisher & Sons PLC	41	819
James Halstead PLC	178	1,135
John Laing Group PLC(b)	470	1,602
John Menzies PLC	146	1,238
Johnson Service Group PLC	492	728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Investments	Shares	Value
JRP Group PLC	958	$1,575
Kcom Group PLC	1,336	1,504
Keller Group PLC	110	1,248
Kier Group PLC	225	3,849
Ladbrokes Coral Group PLC	1,259	2,034
Laird PLC	319	610
LSL Property Services PLC	187	489
M&C Saatchi PLC	149	657
Marshalls PLC	328	1,447
Marston’s PLC	1,878	3,152
McCarthy & Stone PLC(b)	158	373
McKay Securities PLC	350	919
Melrose Industries PLC	1,646	4,590
Millennium & Copthorne Hotels PLC	269	1,483
Mitchells & Butlers PLC	545	1,666
Mitie Group PLC(a)	519	1,440
MJ Gleeson PLC	98	790
Morgan Advanced Materials PLC	639	2,477
N Brown Group PLC	1,057	2,772
Northgate PLC	292	2,008
Numis Corp. PLC	217	669
OneSavings Bank PLC	328	1,658
Oxford Instruments PLC	61	625
Pagegroup PLC	1,090	5,832
Pan African Resources PLC	2,726	528
PayPoint PLC	137	1,756
Pets at Home Group PLC(a)	773	1,765
Photo-Me International PLC	760	1,497
PZ Cussons PLC	461	1,851
Renewi PLC	1,146	1,369
Renishaw PLC	79	3,075
Restaurant Group PLC (The)	483	2,014
Ricardo PLC	48	523
Robert Walters PLC	160	872
RWS Holdings PLC	253	994
Safestore Holdings PLC	235	1,114
Senior PLC	608	1,567
Servelec Group PLC	100	329
SIG PLC	1,040	1,447
Speedy Hire PLC	604	400
Spire Healthcare Group PLC(b)	213	863
Spirent Communications PLC	833	1,242
SSP Group PLC	426	2,220
Stagecoach Group PLC	1,206	3,158
SThree PLC	245	964
Stock Spirits Group PLC	257	601
SuperGroup PLC	26	483
Synthomer PLC	381	2,266
Telecom Plus PLC	137	2,051
Telit Communications PLC	126	553
Topps Tiles PLC	313	381
TP ICAP PLC	494	2,869
U & I Group PLC	506	1,058
Unite Group PLC (The)	318	2,531
Urban & Civic PLC	244	726
Utilitywise PLC	210	433
Vedanta Resources PLC	832	8,427
Vertu Motors PLC	1,273	780
Vesuvius PLC	597	3,886
Victrex PLC	143	3,397
Virgin Money Holdings UK PLC	292	1,171
Wilmington PLC	298	932
Xaar PLC	130	577
ZPG PLC(b)	227	1,030

Total United Kingdom		210,743

TOTAL COMMON STOCKS (Cost: $1,220,821)		1,423,947

RIGHTS - 0.0%

Australia - 0.0%
Downer EDI Ltd., expiring 4/11/17*	399	4

United Kingdom - 0.0%
Laird PLC, expiring 4/3/17*	255	221

TOTAL RIGHTS (Cost: $292)		225

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c) (Cost: $49,675)(d)	49,675	49,675

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $1,270,788)		1,473,847
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.8)%		(39,815)

NET ASSETS - 100.0%		$1,434,032

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $50,365 and the total market value of the collateral held by the Fund was $53,416. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,741.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/4/2017	AUD	8,039	USD	6,176	$43
	4/4/2017	AUD	8,039	USD	6,176	43
	4/4/2017	AUD	6,127	USD	4,707	33
	4/4/2017	AUD	8,039	USD	6,176	43
	4/4/2017	AUD	8,039	USD	6,176	43
	4/4/2017	AUD	340	USD	260	1
	4/4/2017	CHF	4,477	USD	4,479	6
	4/4/2017	CHF	4,477	USD	4,479	6
	4/4/2017	CHF	3,414	USD	3,416	5
	4/4/2017	CHF	4,477	USD	4,479	6
	4/4/2017	CHF	4,477	USD	4,479	6
	4/4/2017	DKK	18,095	USD	2,591	(12)
	4/4/2017	DKK	18,095	USD	2,591	(12)
	4/4/2017	DKK	13,800	USD	1,976	(9)
	4/4/2017	DKK	18,096	USD	2,591	(12)
	4/4/2017	DKK	18,096	USD	2,591	(12)
	4/4/2017	EUR	38,382	USD	40,848	(204)
	4/4/2017	EUR	38,383	USD	40,848	(205)
	4/4/2017	EUR	29,248	USD	31,125	(157)
	4/4/2017	EUR	38,384	USD	40,848	(206)
	4/4/2017	EUR	38,385	USD	40,848	(207)
	4/4/2017	GBP	23,320	USD	29,044	(117)
	4/4/2017	GBP	30,606	USD	38,118	(153)
	4/4/2017	GBP	30,606	USD	38,118	(153)
	4/4/2017	GBP	30,607	USD	38,118	(154)
	4/4/2017	GBP	30,608	USD	38,118	(155)
	4/4/2017	ILS	15,365	USD	4,224	(8)
	4/4/2017	ILS	15,377	USD	4,224	(11)
	4/4/2017	ILS	11,721	USD	3,222	(6)
	4/4/2017	ILS	15,366	USD	4,224	(8)
	4/4/2017	ILS	15,365	USD	4,224	(8)
	4/4/2017	JPY	76,747	GBP	550	(1)
	4/4/2017	NOK	5,544	EUR	605	2
	4/4/2017	NOK	2,583	SEK	2,695	1
	4/4/2017	NOK	79,983	USD	9,573	261
	4/4/2017	NOK	79,987	USD	9,573	260
	4/4/2017	NOK	60,975	USD	7,298	199
	4/4/2017	NOK	79,826	USD	9,573	279
	4/4/2017	NOK	79,983	USD	9,573	261
	4/4/2017	NOK	2,900	USD	338	1
	4/4/2017	NZD	2,311	USD	1,670	54
	4/4/2017	NZD	2,311	USD	1,670	54
	4/4/2017	NZD	1,766	USD	1,276	41
	4/4/2017	NZD	2,311	USD	1,670	54
	4/4/2017	NZD	2,311	USD	1,670	54
	4/4/2017	SEK	119,986	USD	13,345	(94)
	4/4/2017	SEK	119,986	USD	13,345	(94)
	4/4/2017	SEK	119,990	USD	13,345	(94)
	4/4/2017	SEK	91,439	USD	10,170	(71)
	4/4/2017	SEK	119,990	USD	13,345	(94)
	4/4/2017	USD	6,176	AUD	8,096	—
	4/4/2017	USD	4,707	AUD	6,170	—
	4/4/2017	USD	6,176	AUD	8,096	—
	4/4/2017	USD	6,176	AUD	8,096	—
	4/4/2017	USD	6,176	AUD	8,096	—
	4/4/2017	USD	4,479	CHF	4,483	—
	4/4/2017	USD	3,416	CHF	3,419	—
	4/4/2017	USD	4,479	CHF	4,483	—
	4/4/2017	USD	4,479	CHF	4,483	—
	4/4/2017	USD	4,479	CHF	4,483	—
	4/4/2017	USD	2,591	DKK	18,014	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2017	USD	1,976	DKK	13,739	$—
4/4/2017	USD	2,591	DKK	18,015	—
4/4/2017	USD	2,591	DKK	18,014	—
4/4/2017	USD	2,591	DKK	18,014	—
4/4/2017	USD	40,848	EUR	38,192	—
4/4/2017	USD	31,125	EUR	29,101	—
4/4/2017	USD	40,848	EUR	38,192	—
4/4/2017	USD	40,848	EUR	38,193	1
4/4/2017	USD	40,848	EUR	38,193	1
4/4/2017	USD	38,118	GBP	30,484	1
4/4/2017	USD	29,044	GBP	23,227	—
4/4/2017	USD	38,118	GBP	30,483	—
4/4/2017	USD	38,118	GBP	30,484	1
4/4/2017	USD	38,118	GBP	30,484	1
4/4/2017	USD	3,222	ILS	11,697	—
4/4/2017	USD	4,224	ILS	15,334	—
4/4/2017	USD	4,224	ILS	15,335	—
4/4/2017	USD	4,224	ILS	15,335	—
4/4/2017	USD	4,224	ILS	15,337	—
4/4/2017	USD	9,573	NOK	82,217	—
4/4/2017	USD	7,298	NOK	62,682	—
4/4/2017	USD	9,573	NOK	82,222	—
4/4/2017	USD	9,573	NOK	82,220	—
4/4/2017	USD	9,573	NOK	82,219	—
4/4/2017	USD	1,276	NZD	1,825	—
4/4/2017	USD	1,670	NZD	2,389	—
4/4/2017	USD	1,670	NZD	2,389	—
4/4/2017	USD	1,670	NZD	2,389	—
4/4/2017	USD	1,670	NZD	2,389	—
4/4/2017	USD	13,345	SEK	119,154	1
4/4/2017	USD	10,170	SEK	90,801	—
4/4/2017	USD	13,345	SEK	119,148	—
4/4/2017	USD	13,345	SEK	119,151	—
4/4/2017	USD	13,345	SEK	119,150	—
4/5/2017	JPY	7,669,328	USD	68,649	(180)
4/5/2017	JPY	5,843,765	USD	52,305	(140)
4/5/2017	JPY	7,669,589	USD	68,649	(182)
4/5/2017	JPY	7,670,036	USD	68,649	(186)
4/5/2017	JPY	7,669,603	USD	68,649	(182)
4/5/2017	SGD	5,651	USD	4,041	(3)
4/5/2017	SGD	5,651	USD	4,041	(3)
4/5/2017	SGD	4,310	USD	3,082	(3)
4/5/2017	SGD	5,651	USD	4,041	(3)
4/5/2017	SGD	5,651	USD	4,041	(3)
4/5/2017	USD	68,649	JPY	7,649,420	1
4/5/2017	USD	52,305	JPY	5,828,152	—
4/5/2017	USD	68,649	JPY	7,649,310	—
4/5/2017	USD	68,649	JPY	7,649,510	2
4/5/2017	USD	68,649	JPY	7,649,365	—
4/5/2017	USD	4,041	SGD	5,647	—
4/5/2017	USD	3,082	SGD	4,306	—
4/5/2017	USD	4,041	SGD	5,646	—
4/5/2017	USD	4,041	SGD	5,646	—
4/5/2017	USD	4,041	SGD	5,647	—
5/2/2017	AUD	8,226	USD	6,272	—
5/2/2017	AUD	6,269	USD	4,780	—
5/2/2017	AUD	8,226	USD	6,272	—
5/2/2017	AUD	8,226	USD	6,272	—
5/2/2017	AUD	8,226	USD	6,272	—
5/2/2017	DKK	18,073	USD	2,603	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
5/2/2017	DKK	13,797	USD	1,987	$—
5/2/2017	DKK	18,074	USD	2,603	—
5/2/2017	DKK	18,075	USD	2,603	—
5/2/2017	DKK	18,074	USD	2,603	—
5/2/2017	NZD	7,088	USD	4,951	—
5/2/2017	NZD	5,406	USD	3,776	—
5/2/2017	NZD	7,088	USD	4,951	—
5/2/2017	NZD	7,088	USD	4,951	—
5/2/2017	NZD	7,088	USD	4,951	—
5/3/2017	CHF	4,785	USD	4,788	—
5/3/2017	CHF	3,646	USD	3,648	—
5/3/2017	CHF	4,785	USD	4,788	—
5/3/2017	CHF	4,785	USD	4,788	—
5/3/2017	CHF	4,785	USD	4,788	—
5/3/2017	EUR	40,982	USD	43,888	(1)
5/3/2017	EUR	31,228	USD	33,443	(1)
5/3/2017	EUR	40,981	USD	43,888	(1)
5/3/2017	EUR	40,983	USD	43,888	(2)
5/3/2017	EUR	40,983	USD	43,888	(3)
5/3/2017	GBP	30,124	USD	37,693	(2)
5/3/2017	GBP	22,955	USD	28,723	—
5/3/2017	GBP	30,123	USD	37,693	(1)
5/3/2017	GBP	30,124	USD	37,693	(2)
5/3/2017	GBP	30,125	USD	37,693	(3)
5/3/2017	ILS	15,882	USD	4,378	(1)
5/3/2017	ILS	12,109	USD	3,338	—
5/3/2017	ILS	15,882	USD	4,378	—
5/3/2017	ILS	15,884	USD	4,378	(1)
5/3/2017	ILS	15,887	USD	4,378	(2)
5/3/2017	NOK	78,221	USD	9,110	—
5/3/2017	NOK	59,599	USD	6,941	—
5/3/2017	NOK	78,222	USD	9,110	—
5/3/2017	NOK	78,222	USD	9,110	—
5/3/2017	NOK	78,223	USD	9,110	—
5/3/2017	SEK	119,798	USD	13,435	(1)
5/3/2017	SEK	91,306	USD	10,240	1
5/3/2017	SEK	119,789	USD	13,435	—
5/3/2017	SEK	119,797	USD	13,435	(1)
5/3/2017	SEK	119,794	USD	13,435	(1)
5/4/2017	SGD	5,930	USD	4,244	(1)
5/4/2017	SGD	4,520	USD	3,235	—
5/4/2017	SGD	5,929	USD	4,244	—
5/4/2017	SGD	5,930	USD	4,244	(1)
5/4/2017	SGD	5,930	USD	4,244	(1)
5/8/2017	JPY	7,750,111	USD	69,634	(2)
5/8/2017	JPY	5,904,809	USD	53,055	(1)
5/8/2017	JPY	7,749,922	USD	69,634	(1)
5/8/2017	JPY	7,750,292	USD	69,634	(4)
5/8/2017	JPY	7,750,208	USD	69,634	(3)

					$(1,413)

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

ILS	Israeli New shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.0%

Japan - 99.0%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	200	$3,019
Yamato Holdings Co., Ltd.	200	4,186

Total Air Freight & Logistics		7,205

Airlines - 0.6%
ANA Holdings, Inc.	2,000	6,099
Japan Airlines Co., Ltd.	300	9,493

Total Airlines		15,592

Auto Components - 4.7%
Aisin Seiki Co., Ltd.	200	9,818
Bridgestone Corp.	700	28,288
Denso Corp.	700	30,763
Eagle Industry Co., Ltd.	200	2,712
Keihin Corp.	200	3,277
NGK Spark Plug Co., Ltd.	200	4,566
NOK Corp.	300	6,957
Stanley Electric Co., Ltd.	100	2,849
Sumitomo Electric Industries Ltd.	500	8,283
Sumitomo Rubber Industries Ltd.	300	5,107
Tokai Rika Co., Ltd.	200	4,026
Toyo Tire & Rubber Co., Ltd.	200	3,590
Toyoda Gosei Co., Ltd.	200	5,081
Toyota Boshoku Corp.	100	2,318
TS Tech Co., Ltd.	100	2,685
Yokohama Rubber Co., Ltd. (The)	200	3,911

Total Auto Components		124,231

Automobiles - 10.3%
Fuji Heavy Industries Ltd.	700	25,649
Honda Motor Co., Ltd.	1,400	42,102
Isuzu Motors Ltd.	600	7,929
Mazda Motor Corp.	400	5,754
Mitsubishi Motors Corp.	800	4,803
Nissan Motor Co., Ltd.	4,600	44,316
Suzuki Motor Corp.	200	8,296
Toyota Motor Corp.	2,330	126,338
Yamaha Motor Co., Ltd.	300	7,218

Total Automobiles		272,405

Banks - 10.6%
Aozora Bank Ltd.	2,000	7,359
Chugoku Bank Ltd. (The)	200	2,908
Ehime Bank Ltd. (The)	300	3,664
Fukui Bank Ltd. (The)	1,000	2,369
Fukuoka Financial Group, Inc.	1,000	4,326
Gunma Bank Ltd. (The)	600	3,128
Hachijuni Bank Ltd. (The)	700	3,951
Hokuhoku Financial Group, Inc.	200	3,136
Iyo Bank Ltd. (The)	400	2,689
Kyushu Financial Group, Inc.	400	2,445
Mebuki Financial Group, Inc.	1,270	5,072
Mitsubishi UFJ Financial Group, Inc.	12,500	78,491
Mizuho Financial Group, Inc.	28,700	52,542
Musashino Bank Ltd. (The)	100	2,961
Nishi-Nippon Financial Holdings, Inc.	300	2,996
North Pacific Bank Ltd.	1,000	3,787
Oita Bank Ltd. (The)	1,000	3,904
Resona Holdings, Inc.	2,600	13,951
Senshu Ikeda Holdings, Inc.	700	2,890
Sumitomo Mitsui Financial Group, Inc.	1,700	61,711
Sumitomo Mitsui Trust Holdings, Inc.	400	13,856
Suruga Bank Ltd.	100	2,104

Total Banks		280,240

Beverages - 1.3%
Asahi Group Holdings Ltd.	200	7,553
Coca-Cola East Japan Co., Ltd.	200	4,832
Coca-Cola West Co., Ltd.	100	3,222
Kirin Holdings Co., Ltd.	600	11,310
Suntory Beverage & Food Ltd.	200	8,418

Total Beverages		35,335

Building Products - 1.5%
Aica Kogyo Co., Ltd.	200	5,262
Asahi Glass Co., Ltd.	1,000	8,095
Daikin Industries Ltd.	100	10,038
LIXIL Group Corp.	300	7,606
Sanwa Holdings Corp.	400	3,740
TOTO Ltd.	100	3,774

Total Building Products		38,515

Capital Markets - 2.3%
Daiwa Securities Group, Inc.	2,000	12,167
Ichiyoshi Securities Co., Ltd.	400	3,012
IwaiCosmo Holdings, Inc.	300	2,932
Japan Exchange Group, Inc.	700	9,957
kabu.com Securities Co., Ltd.	900	2,924
Matsui Securities Co., Ltd.(a)	500	3,908
Nomura Holdings, Inc.	3,000	18,628
SBI Holdings, Inc.	300	4,178
Tokai Tokyo Financial Holdings, Inc.(a)	600	3,118

Total Capital Markets		60,824

Chemicals - 4.9%
Asahi Kasei Corp.	1,000	9,692
Hitachi Chemical Co., Ltd.	200	5,528
JSR Corp.	300	5,053
Kansai Paint Co., Ltd.	200	4,241
Kuraray Co., Ltd.	500	7,574
Mitsubishi Chemical Holdings Corp.	1,300	10,050
Mitsubishi Gas Chemical Co., Inc.	300	6,225
Nihon Parkerizing Co., Ltd.	300	3,705
Nippon Paint Holdings Co., Ltd.	100	3,477
Nippon Valqua Industries Ltd.	200	3,283
Nissan Chemical Industries Ltd.	100	2,908
Nitto Denko Corp.	100	7,720
Shin-Etsu Chemical Co., Ltd.	200	17,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2017

Investments	Shares	Value
Showa Denko K.K.*	200	$3,563
Sumitomo Chemical Co., Ltd.	2,000	11,164
Taiyo Nippon Sanso Corp.	300	3,505
Teijin Ltd.	200	3,767
Toagosei Co., Ltd.	400	4,559
Toray Industries, Inc.	1,000	8,858
Toyobo Co., Ltd.	1,000	1,732
Ube Industries Ltd.	2,000	4,505

Total Chemicals		128,418

Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co., Ltd.	1,000	10,769
Kokuyo Co., Ltd.	200	2,576
Okamura Corp.	300	2,663
Park24 Co., Ltd.	100	2,615
Secom Co., Ltd.	100	7,151

Total Commercial Services & Supplies		25,774

Construction & Engineering - 0.9%
COMSYS Holdings Corp.	200	3,570
JGC Corp.	300	5,210
Kinden Corp.	400	5,578
Kyowa Exeo Corp.	200	2,891
Obayashi Corp.	500	4,671
Taikisha Ltd.	100	2,445

Total Construction & Engineering		24,365

Construction Materials - 0.1%
Taiheiyo Cement Corp.	1,000	3,338

Distributors - 0.2%
Canon Marketing Japan, Inc.	100	1,987
Paltac Corp.	100	2,782

Total Distributors		4,769

Diversified Consumer Services - 0.4%
Benesse Holdings, Inc.	200	6,246
Tokyo Individualized Educational Institute, Inc.	300	4,275

Total Diversified Consumer Services		10,521

Diversified Financial Services - 0.1%
IBJ Leasing Co., Ltd.	100	2,132

Diversified Telecommunication Services - 2.1%
Nippon Telegraph & Telephone Corp.	1,300	55,439

Electric Utilities - 0.7%
Chubu Electric Power Co., Inc.	400	5,352
Chugoku Electric Power Co., Inc. (The)(a)	400	4,422
Hokuriku Electric Power Co.(a)	300	2,908
Shikoku Electric Power Co., Inc.(a)	200	2,195
Tohoku Electric Power Co., Inc.	200	2,707

Total Electric Utilities		17,584

Electrical Equipment - 1.6%
Idec Corp.	400	4,362
Mabuchi Motor Co., Ltd.	100	5,627
Mitsubishi Electric Corp.	1,200	17,198
Nidec Corp.	100	9,508
Nitto Kogyo Corp.	300	4,135

Total Electrical Equipment		40,830

Electronic Equipment, Instruments & Components - 3.3%
Alps Electric Co., Ltd.	100	2,831
Amano Corp.	100	1,995
Azbil Corp.	100	3,356
Canon Electronics, Inc.	300	4,857
Dexerials Corp.	200	1,974
Hamamatsu Photonics K.K.	100	2,876
Hitachi High-Technologies Corp.	100	4,070
Hitachi Ltd.	3,000	16,221
Kyocera Corp.	200	11,132
Macnica Fuji Electronics Holdings, Inc.	200	2,834
Murata Manufacturing Co., Ltd.	100	14,211
Oki Electric Industry Co., Ltd.	200	2,875
Omron Corp.	100	4,384
Satori Electric Co., Ltd.	400	2,911
Topcon Corp.	200	3,575
Yaskawa Electric Corp.	200	4,010
Yokogawa Electric Corp.	200	3,145

Total Electronic Equipment, Instruments & Components		87,257

Food & Staples Retailing - 1.9%
Aeon Co., Ltd.	500	7,292
Arcs Co., Ltd.	200	4,780
Cawachi Ltd.	100	2,701
FamilyMart UNY Holdings Co., Ltd.	155	9,236
Lawson, Inc.	100	6,775
Seven & I Holdings Co., Ltd.	500	19,573

Total Food & Staples Retailing		50,357

Food Products - 0.6%
Ajinomoto Co., Inc.	300	5,914
Kewpie Corp.	100	2,831
Toyo Suisan Kaisha Ltd.	200	7,440

Total Food Products		16,185

Gas Utilities - 0.6%
Osaka Gas Co., Ltd.	1,000	3,796
Saibu Gas Co., Ltd.	1,000	2,297
Tokyo Gas Co., Ltd.	2,000	9,093

Total Gas Utilities		15,186

Health Care Equipment & Supplies - 0.6%
Hoya Corp.	200	9,613
Nipro Corp.	200	2,818
Terumo Corp.	100	3,469

Total Health Care Equipment & Supplies		15,900

Health Care Providers & Services - 0.4%
Alfresa Holdings Corp.	200	3,462
Medipal Holdings Corp.	200	3,134
Suzuken Co., Ltd.	100	3,276

Total Health Care Providers & Services		9,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2017

Investments	Shares	Value
Hotels, Restaurants & Leisure - 0.4%
McDonald’s Holdings Co., Japan Ltd.	100	$2,916
Round One Corp.	300	2,383
Skylark Co., Ltd.	300	4,391

Total Hotels, Restaurants & Leisure		9,690

Household Durables - 2.4%
Fuji Corp., Ltd.	500	3,267
Haseko Corp.	200	2,161
Iida Group Holdings Co., Ltd.	200	3,066
Nihon House Holdings Co., Ltd.	600	2,628
Nikon Corp.(a)	200	2,897
Panasonic Corp.	1,700	19,192
Sangetsu Corp.	200	3,340
Sekisui Chemical Co., Ltd.	400	6,716
Sekisui House Ltd.	600	9,859
Sony Corp.	200	6,759
Sumitomo Forestry Co., Ltd.	200	3,033

Total Household Durables		62,918

Household Products - 0.3%
Pigeon Corp.	100	3,190
Unicharm Corp.	200	4,788

Total Household Products		7,978

Industrial Conglomerates - 0.3%
Nisshinbo Holdings, Inc.	400	3,995
Seibu Holdings, Inc.	200	3,297

Total Industrial Conglomerates		7,292

Insurance - 4.4%
Dai-ichi Life Holdings, Inc.	900	16,125
Japan Post Holdings Co., Ltd.	2,100	26,328
Japan Post Insurance Co., Ltd.	400	9,157
MS&AD Insurance Group Holdings, Inc.	500	15,884
Sompo Holdings, Inc.	300	10,982
Sony Financial Holdings, Inc.	200	3,211
T&D Holdings, Inc.	600	8,702
Tokio Marine Holdings, Inc.	600	25,286

Total Insurance		115,675

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	300	3,002
Start Today Co., Ltd.	100	2,210

Total Internet & Catalog Retail		5,212

Internet Software & Services - 0.7%
GMO Internet, Inc.	200	2,362
Mixi, Inc.	100	4,810
Yahoo Japan Corp.	2,700	12,455

Total Internet Software & Services		19,627

IT Services - 0.9%
Fujitsu Ltd.	1,000	6,111
Itochu Techno-Solutions Corp.	100	2,935
Nomura Research Institute Ltd.	220	8,095
NS Solutions Corp.	100	2,159
NTT Data Corp.	100	4,738

Total IT Services		24,038

Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	200	5,977
Heiwa Corp.	100	2,484
Sankyo Co., Ltd.	100	3,338
Sega Sammy Holdings, Inc.	300	4,017
Yamaha Corp.	100	2,751

Total Leisure Products		18,567

Machinery - 6.0%
Alinco, Inc.	500	4,330
Amada Holdings Co., Ltd.	500	5,703
Daifuku Co., Ltd.	100	2,490
DMG Mori Co., Ltd.	100	1,558
Ebara Corp.	100	3,262
FANUC Corp.	100	20,479
Giken Ltd.	200	3,864
Hino Motors Ltd.	600	7,253
Hitachi Construction Machinery Co., Ltd.	200	4,981
JTEKT Corp.	400	6,207
Kawasaki Heavy Industries Ltd.	2,000	6,067
Komatsu Ltd.	800	20,831
Kubota Corp.	700	10,497
Kurita Water Industries Ltd.	200	4,834
MINEBEA MITSUMI, Inc.	300	3,998
Mitsubishi Heavy Industries Ltd.	3,000	12,024
Miura Co., Ltd.	200	3,207
Nabtesco Corp.	100	2,647
Noritake Co., Ltd.	100	2,559
NSK Ltd.	600	8,572
NTN Corp.	1,000	4,972
OSG Corp.	200	4,087
Sodick Co., Ltd.	200	1,974
Sumitomo Heavy Industries Ltd.	1,000	6,964
Tadano Ltd.	200	2,332
THK Co., Ltd.	100	2,515

Total Machinery		158,207

Marine - 0.1%
Mitsui OSK Lines Ltd.	1,000	3,141

Media - 0.7%
CyberAgent, Inc.	100	2,957
Dentsu, Inc.	100	5,420
Hakuhodo DY Holdings, Inc.	300	3,554
Toho Co., Ltd.	200	5,297

Total Media		17,228

Metals & Mining - 1.4%
Hitachi Metals Ltd.	400	5,607
JFE Holdings, Inc.	400	6,851
Nippon Light Metal Holdings Co., Ltd.	3,000	6,596
Nippon Steel & Sumitomo Metal Corp.	600	13,811
Nisshin Steel Co., Ltd.	200	2,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2017

Investments	Shares	Value
Yamato Kogyo Co., Ltd.	100	$2,578

Total Metals & Mining		38,071

Multiline Retail - 0.4%
Isetan Mitsukoshi Holdings Ltd.	300	3,290
J. Front Retailing Co., Ltd.	300	4,442
Marui Group Co., Ltd.(a)	300	4,074

Total Multiline Retail		11,806

Oil, Gas & Consumable Fuels - 1.3%
Idemitsu Kosan Co., Ltd.	100	3,473
JX Holdings, Inc.	2,800	13,737
Showa Shell Sekiyu K.K.	500	5,057
TonenGeneral Sekiyu K.K.	1,000	12,511

Total Oil, Gas & Consumable Fuels		34,778

Paper & Forest Products - 0.3%
Nippon Paper Industries Co., Ltd.	200	3,593
Oji Holdings Corp.	1,000	4,676

Total Paper & Forest Products		8,269

Personal Products - 0.5%
Kao Corp.	200	10,956
Shiseido Co., Ltd.	100	2,629

Total Personal Products		13,585

Pharmaceuticals - 4.9%
Astellas Pharma, Inc.	1,300	17,103
Chugai Pharmaceutical Co., Ltd.	300	10,298
Daiichi Sankyo Co., Ltd.	600	13,499
Eisai Co., Ltd.	200	10,346
KYORIN Holdings, Inc.	200	4,220
Mitsubishi Tanabe Pharma Corp.	400	8,321
Otsuka Holdings Co., Ltd.	300	13,521
Santen Pharmaceutical Co., Ltd.	300	4,340
Shionogi & Co., Ltd.	100	5,158
Sumitomo Dainippon Pharma Co., Ltd.(a)	300	4,948
Takeda Pharmaceutical Co., Ltd.	800	37,541

Total Pharmaceuticals		129,295

Professional Services - 0.5%
Recruit Holdings Co., Ltd.	200	10,195
TechnoPro Holdings, Inc.	100	3,854

Total Professional Services		14,049

Real Estate Management & Development - 2.1%
Aeon Mall Co., Ltd.	200	3,145
Airport Facilities Co., Ltd.	700	3,537
Daito Trust Construction Co., Ltd.	100	13,726
Daiwa House Industry Co., Ltd.	500	14,341
Hulic Co., Ltd.	400	3,758
NTT Urban Development Corp.(a)	400	3,468
Sumitomo Real Estate Sales Co., Ltd.	100	3,217
Sun Frontier Fudousan Co., Ltd.	300	2,611
Tokyo Tatemono Co., Ltd.	200	2,635
Tokyu Fudosan Holdings Corp.	800	4,336

Total Real Estate Management & Development		54,774

Road & Rail - 1.6%
East Japan Railway Co.	200	17,399
Hankyu Hanshin Holdings, Inc.	200	6,497
Nikkon Holdings Co., Ltd.	200	4,263
Seino Holdings Co., Ltd.	400	4,487
Senko Co., Ltd.	600	3,861
West Japan Railway Co.	100	6,498

Total Road & Rail		43,005

Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp.	200	3,733
MegaChips Corp.	100	2,737
Mimasu Semiconductor Industry Co., Ltd.	200	3,166
Sumco Corp.	300	4,992
Tokyo Electron Ltd.	100	10,908
Tokyo Seimitsu Co., Ltd.	100	3,146

Total Semiconductors & Semiconductor Equipment		28,682

Software - 0.8%
Nexon Co., Ltd.	200	3,175
NSD Co., Ltd.	300	4,329
Oracle Corp.	100	5,708
Square Enix Holdings Co., Ltd.	100	2,827
Trend Micro, Inc.	100	4,442

Total Software		20,481

Specialty Retail - 0.9%
Aoyama Trading Co., Ltd.	100	3,428
DCM Holdings Co., Ltd.	300	2,765
K’s Holdings Corp.	100	1,832
Kohnan Shoji Co., Ltd.	100	1,889
Shimachu Co., Ltd.	100	2,433
T-Gaia Corp.	100	1,719
USS Co., Ltd.	300	4,997
Yamada Denki Co., Ltd.	800	3,985

Total Specialty Retail		23,048

Technology Hardware, Storage & Peripherals - 3.5%
Brother Industries Ltd.	300	6,260
Canon, Inc.	1,600	49,840
FUJIFILM Holdings Corp.	200	7,804
Konica Minolta, Inc.	600	5,363
NEC Corp.	3,000	7,215
Ricoh Co., Ltd.(a)	800	6,576
Seiko Epson Corp.	400	8,414

Total Technology Hardware, Storage & Peripherals		91,472

Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp.	100	1,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2017

Investments	Shares	Value
Tobacco - 1.7%
Japan Tobacco, Inc.	1,400	$45,456

Trading Companies & Distributors - 5.4%
ITOCHU Corp.	1,600	22,687
Marubeni Corp.	1,900	11,689
MISUMI Group, Inc.	200	3,611
Mitsubishi Corp.	1,100	23,746
Mitsui & Co., Ltd.	2,300	33,283
Shinsho Corp.	200	4,301
Sojitz Corp.	1,600	4,006
Sumitomo Corp.	1,600	21,502
Toyota Tsusho Corp.	300	9,073
Yamazen Corp.	500	4,496
Yuasa Trading Co., Ltd.	100	2,769

Total Trading Companies & Distributors		141,163

Wireless Telecommunication Services - 4.4%
KDDI Corp.	1,500	39,334
NTT DOCOMO, Inc.	2,700	62,818
SoftBank Group Corp.	200	14,111

Total Wireless Telecommunication Services		116,263

TOTAL COMMON STOCKS (Cost: $2,443,914)		2,607,649

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b) (Cost: $14,065)(c)	14,065	14,065

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $2,457,979)		2,621,714
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.5%		12,643

NET ASSETS - 100.0%		$2,634,357

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $23,013 and the total market value of the collateral held by the Fund was $24,229. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,164.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/4/2017	USD	8,974	JPY	1,000,000	$—
	4/5/2017	JPY	79,191,543	USD	708,809	(1,898)
	4/5/2017	JPY	103,932,260	USD	930,309	(2,434)
	4/5/2017	JPY	103,935,796	USD	930,309	(2,466)
	4/5/2017	JPY	103,941,843	USD	930,309	(2,520)
	4/5/2017	JPY	103,935,982	USD	930,309	(2,468)
	4/5/2017	USD	2,214,978	JPY	246,023,143	(7,036)
	4/5/2017	USD	465,164	JPY	51,832,294	7
	4/5/2017	USD	354,411	JPY	39,490,706	—
	4/5/2017	USD	465,164	JPY	51,831,549	—
	4/5/2017	USD	465,164	JPY	51,832,898	12
	4/5/2017	USD	465,164	JPY	51,831,922	3
	5/8/2017	JPY	51,874,235	USD	466,085	(16)
	5/8/2017	JPY	39,522,656	USD	355,113	(6)
	5/8/2017	JPY	51,872,976	USD	466,085	(5)
	5/8/2017	JPY	51,875,446	USD	466,085	(27)
	5/8/2017	JPY	51,874,887	USD	466,085	(22)

						$(18,876)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 6.6%
AES Tiete Energia S.A.	904	$3,901
Alupar Investimento S.A.	1,284	8,282
Ambev S.A.	15,709	90,248
Banco Bradesco S.A.	3,614	36,482
Banco do Brasil S.A.	4,235	45,045
Banco Santander Brasil S.A.	4,983	43,396
BB Seguridade Participacoes S.A.	3,917	36,025
BM&FBovespa S.A.	2,411	14,648
BRF S.A.	901	10,957
CCR S.A.	4,072	23,150
Cia de Saneamento Basico do Estado de Sao Paulo	303	3,110
Cia Hering	904	5,117
Cielo S.A.	2,107	18,787
Cosan S.A. Industria e Comercio	601	7,356
Engie Brasil Energia S.A.	1,506	16,777
Equatorial Energia S.A.	300	5,555
Ez Tec Empreendimentos e Participacoes S.A.	949	5,754
Fibria Celulose S.A.	150	1,364
Gerdau S.A.	901	2,994
Grendene S.A.	904	6,455
Itau Unibanco Holding S.A.	2,528	26,889
JBS S.A.	4,211	13,542
Klabin S.A.	904	4,314
Kroton Educacional S.A.	1,206	5,044
Localiza Rent a Car S.A.	300	3,937
Lojas Renner S.A.	601	5,262
Mahle-Metal Leve S.A.	601	4,108
MRV Engenharia e Participacoes S.A.	1,506	6,812
Multiplan Empreendimentos Imobiliarios S.A.	315	6,578
Multiplus S.A.	601	6,815
Natura Cosmeticos S.A.	155	1,416
Odontoprev S.A.	1,506	5,360
Porto Seguro S.A.	601	5,378
Raia Drogasil S.A.	300	5,544
Smiles S.A.	601	12,001
Sul America S.A.	347	1,824
TIM Participacoes S.A.	2,411	7,670
TOTVS S.A.	601	5,253
Transmissora Alianca de Energia Eletrica S.A.	1,807	13,062
Ultrapar Participacoes S.A.	601	13,557
Vale S.A.	2,741	25,718
WEG S.A.	1,807	9,903

Total Brazil		575,390

Chile - 2.3%
AES Gener S.A.	34,294	13,811
Aguas Andinas S.A. Class A	16,966	9,858
Banco de Chile	126,741	15,239
Banco de Credito e Inversiones	141	7,732
Banco Santander Chile	291,301	18,201
CAP S.A.	1,275	14,972
Cencosud S.A.	5,007	15,335
Cia Cervecerias Unidas S.A.	409	5,139
Colbun S.A.	14,087	3,119
Empresas CMPC S.A.	1,597	3,884
Empresas COPEC S.A.	1,744	18,892
Enel Americas S.A.	105,102	21,760
Enel Chile S.A.	67,159	7,409
Enel Generacion Chile S.A.	4,545	3,408
Inversiones Aguas Metropolitanas S.A.	3,211	5,041
Inversiones La Construccion S.A.	327	4,367
Itau CorpBanca	755,730	6,808
Ripley Corp. S.A.	10,948	7,093
S.A.C.I. Falabella	1,795	15,046
Sociedad Matriz del Banco de Chile S.A. Class B	13,510	4,814
SONDA S.A.	2,056	3,534

Total Chile		205,462

China - 22.3%
AAC Technologies Holdings, Inc.	1,500	17,555
Agricultural Bank of China Ltd. Class H	60,000	27,639
Air China Ltd. Class H	4,000	3,237
Anhui Conch Cement Co., Ltd. Class H	3,000	10,191
ANTA Sports Products Ltd.	3,000	8,300
BAIC Motor Corp., Ltd. Class H(a)	4,500	5,113
Bank of China Ltd. Class H	150,000	74,503
Bank of Communications Co., Ltd. Class H	57,000	44,300
Beijing Enterprises Holdings Ltd.	1,500	7,759
Beijing Enterprises Water Group Ltd.*	6,000	4,447
Belle International Holdings Ltd.	33,000	21,444
Brilliance China Automotive Holdings Ltd.	6,000	10,037
Central China Securities Co., Ltd. Class H(b)	3,000	1,617
China CITIC Bank Corp., Ltd. Class H	15,000	9,940
China Communications Construction Co., Ltd. Class H	3,000	4,231
China Conch Venture Holdings Ltd.	3,000	5,891
China Construction Bank Corp. Class H	430,000	345,815
China Everbright Bank Co., Ltd. Class H	12,000	5,868
China Everbright International Ltd.	3,000	4,038
China Evergrande Group	30,000	27,794
China Galaxy Securities Co., Ltd. Class H	4,500	4,152
China Gas Holdings Ltd.	6,000	9,666
China Greenland Broad Greenstate Group Co., Ltd.	12,000	2,069
China Hongqiao Group Ltd.†	16,500	14,968
China International Marine Containers Group Co., Ltd. Class H	2,400	4,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2017

Investments	Shares	Value
China Jinmao Holdings Group Ltd.	24,000	$7,690
China Lesso Group Holdings Ltd.	3,000	2,536
China Life Insurance Co., Ltd. Class H	6,000	18,413
China Lilang Ltd.	6,000	3,992
China Medical System Holdings Ltd.	3,000	5,319
China Mengniu Dairy Co., Ltd.	3,000	6,215
China Merchants Bank Co., Ltd. Class H	4,500	11,899
China Merchants Port Holdings Co., Ltd.	4,055	11,870
China Minsheng Banking Corp., Ltd. Class H	6,000	6,408
China Mobile Ltd.	25,500	279,068
China National Building Material Co., Ltd. Class H	6,000	3,860
China Oilfield Services Ltd. Class H	6,000	5,760
China Overseas Land & Investment Ltd.	10,000	28,566
China Pacific Insurance Group Co., Ltd. Class H	1,800	6,497
China Petroleum & Chemical Corp. Class H	48,000	38,911
China Power International Development Ltd.	26,000	9,669
China Power New Energy Development Co., Ltd.	3,000	1,884
China Resources Cement Holdings Ltd.	18,000	10,075
China Resources Land Ltd.	6,000	16,213
China Resources Power Holdings Co., Ltd.	12,000	21,648
China Shenhua Energy Co., Ltd. Class H	7,500	17,410
China Shineway Pharmaceutical Group Ltd.	3,000	3,281
China South City Holdings Ltd.	18,000	3,706
China State Construction International Holdings Ltd.	6,000	10,732
China Telecom Corp., Ltd. Class H	12,000	5,852
China Travel International Investment Hong Kong Ltd.	12,000	3,629
China Vanke Co., Ltd. Class H	1,500	4,053
China Yongda Automobiles Services Holdings Ltd.	3,000	2,814
China Zhongwang Holdings Ltd.(b)	14,400	6,467
CIFI Holdings Group Co., Ltd.	18,000	6,995
CITIC Ltd.	33,000	47,049
CITIC Securities Co., Ltd. Class H	1,500	3,088
CITIC Telecom International Holdings Ltd.	9,000	2,733
CNOOC Ltd.	69,000	82,393
Cosmo Lady China Holdings Co., Ltd.(a)	3,000	899
Country Garden Holdings Co., Ltd.	54,000	48,570
CPMC Holdings Ltd.	3,000	1,768
CRRC Corp., Ltd. Class H	3,000	2,915
CSPC Pharmaceutical Group Ltd.	6,000	7,860
Dali Foods Group Co., Ltd.(a)	15,000	8,666
Far East Horizon Ltd.	6,000	5,636
FIH Mobile Ltd.	27,000	10,527
Fosun International Ltd.	3,000	4,509
GF Securities Co., Ltd. Class H	1,000	2,095
Golden Eagle Retail Group Ltd.(b)	3,000	4,655
Guangdong Investment Ltd.	6,000	8,554
Guangzhou Automobile Group Co., Ltd. Class H	6,000	9,604
Guotai Junan International Holdings Ltd.	12,000	3,891
Haitian International Holdings Ltd.	3,000	6,979
Haitong Securities Co., Ltd. Class H	2,400	4,058
Hengan International Group Co., Ltd.	1,500	11,156
Huadian Power International Corp., Ltd. Class H	6,000	2,556
Huaneng Power International, Inc. Class H	22,000	14,692
Huishang Bank Corp., Ltd. Class H	9,000	4,378
Industrial & Commercial Bank of China Ltd. Class H	150,000	98,051
Intime Retail Group Co., Ltd.	4,500	5,651
Kunlun Energy Co., Ltd.	12,000	11,118
KWG Property Holding Ltd.	7,500	5,433
Lee & Man Paper Manufacturing Ltd.	9,000	6,879
Lenovo Group Ltd.	18,000	11,859
Longfor Properties Co., Ltd.	6,000	9,867
MGM China Holdings Ltd.	800	1,668
Nine Dragons Paper Holdings Ltd.	6,000	6,447
People’s Insurance Co. Group of China Ltd. (The) Class H	3,000	1,243
PetroChina Co., Ltd. Class H	30,000	21,965
Ping An Insurance Group Co. of China Ltd. Class H	4,500	25,188
Shanghai Industrial Holdings Ltd.	3,000	8,821
Shengjing Bank Co., Ltd. Class H(a)	1,500	1,374
Shenzhen International Holdings Ltd.	4,500	7,377
Shenzhen Investment Ltd.	12,000	5,373
Shenzhou International Group Holdings Ltd.	3,000	18,935
Shimao Property Holdings Ltd.	7,500	11,909
Shui On Land Ltd.	18,000	4,053
Sihuan Pharmaceutical Holdings Group Ltd.	12,000	4,555
Sino-Ocean Group Holding Ltd.	13,500	6,340
Sinopec Engineering Group Co., Ltd. Class H	4,500	4,621
Sinopharm Group Co., Ltd. Class H	1,200	5,567
SITC International Holdings Co., Ltd.	3,000	2,061
Skyworth Digital Holdings Ltd.	6,000	3,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2017

Investments	Shares	Value
Sun Art Retail Group Ltd.	10,500	$9,836
Sunac China Holdings Ltd.	6,000	7,782
Tencent Holdings Ltd.	900	25,802
Tingyi Cayman Islands Holding Corp.(b)	6,000	7,535
Want Want China Holdings Ltd.(b)	15,000	10,384
WH Group Ltd.(a)	15,000	12,932
Xingda International Holdings Ltd.	18,000	7,875
Xinyi Glass Holdings Ltd.*	6,000	5,281
Xinyi Solar Holdings Ltd.*	12,000	3,829
XTEP International Holdings Ltd.	7,500	2,953
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	1,200	2,569
Yingde Gases Group Co., Ltd.	7,000	5,404
Yuexiu Property Co., Ltd.	42,000	7,134
Yuexiu Transport Infrastructure Ltd.	6,000	4,640
Zhejiang Expressway Co., Ltd. Class H	6,000	7,844
Zijin Mining Group Co., Ltd. Class H	12,000	4,447

Total China		1,951,893

Czech Republic - 0.8%
CEZ AS	2,357	40,673
Komercni Banka AS	436	16,221
O2 Czech Republic AS	1,023	11,458

Total Czech Republic		68,352

Hong Kong - 0.5%
Chow Tai Fook Jewellery Group Ltd.	11,400	11,075
CP Pokphand Co., Ltd.	54,000	5,003
Kerry Logistics Network Ltd.	3,000	4,208
Kingboard Chemical Holdings Ltd.	3,000	11,079
Kingboard Laminates Holdings Ltd.	9,000	11,673

Total Hong Kong		43,038

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	195	13,372
OTP Bank PLC	336	9,418

Total Hungary		22,790

India - 2.7%
Ambuja Cements Ltd.	667	2,431
Asian Paints Ltd.	177	2,926
Axis Bank Ltd. GDR Reg S	135	5,123
Bajaj Auto Ltd.	60	2,592
Bharat Petroleum Corp., Ltd.	445	4,453
Bharti Airtel Ltd.	526	2,836
Bharti Infratel Ltd.	246	1,235
Cadila Healthcare Ltd.	509	3,465
Coal India Ltd.	3,671	16,545
Cummins India Ltd.	213	3,114
GAIL India Ltd.	557	3,235
HCL Technologies Ltd.	478	6,439
Hero MotoCorp Ltd.	87	4,317
Hindustan Petroleum Corp., Ltd.	360	2,914
Hindustan Unilever Ltd.	613	8,607
ICICI Bank Ltd. ADR	1,203	10,346
Idea Cellular Ltd.	1,344	1,777
Indian Oil Corp., Ltd.	463	2,760
Infosys Ltd. ADR	1,556	24,585
ITC Ltd.	2,411	10,407
Larsen & Toubro Ltd. GDR Reg S	264	6,389
Lupin Ltd.	99	2,203
Mahindra & Mahindra Ltd. GDR	252	5,015
NTPC Ltd.	1,576	4,029
Oil & Natural Gas Corp., Ltd.	4,408	12,558
Power Grid Corp. of India Ltd.	571	1,735
Reliance Industries Ltd. GDR(a)	487	19,626
Reliance Infrastructure Ltd.	267	2,338
State Bank of India GDR Reg S	300	13,395
Sun Pharmaceutical Industries Ltd.	297	3,148
Tata Consultancy Services Ltd.	351	13,145
Tata Power Co., Ltd. (The)	2,200	3,061
Tech Mahindra Ltd.	327	2,312
Torrent Power Ltd.	652	2,313
UPL Ltd.	306	3,425
Vedanta Ltd. ADR	904	15,522
Wipro Ltd. ADR	300	3,069
Yes Bank Ltd.	177	4,216
Zee Entertainment Enterprises Ltd.	384	3,167

Total India		240,773

Indonesia - 3.5%
Adaro Energy Tbk PT	51,700	6,790
AKR Corporindo Tbk PT	7,200	3,377
Astra Agro Lestari Tbk PT	3,622	4,050
Astra International Tbk PT	39,500	25,567
Bank Central Asia Tbk PT	11,100	13,786
Bank Danamon Indonesia Tbk PT	12,900	4,550
Bank Negara Indonesia Persero Tbk PT	24,300	11,808
Bank Rakyat Indonesia Persero Tbk PT	25,200	24,537
Bank Tabungan Negara Persero Tbk PT	12,000	2,044
Charoen Pokphand Indonesia Tbk PT	5,100	1,225
Global Mediacom Tbk PT	18,900	737
Gudang Garam Tbk PT	1,800	8,851
Hanjaya Mandala Sampoerna Tbk PT	136,200	39,862
Indo Tambangraya Megah Tbk PT	7,800	11,824
Indofood CBP Sukses Makmur Tbk PT	10,200	6,238
Indofood Sukses Makmur Tbk PT	17,100	10,266
Jasa Marga Persero Tbk PT	9,300	3,224
Kalbe Farma Tbk PT	40,300	4,657
Lippo Karawaci Tbk PT	26,100	1,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2017

Investments	Shares	Value
Matahari Department Store Tbk PT	3,600	$3,559
Matahari Putra Prima Tbk PT	15,300	1,269
Media Nusantara Citra Tbk PT	39,400	5,470
Mitra Keluarga Karyasehat Tbk PT	7,500	1,486
Pakuwon Jati Tbk PT	36,300	1,675
Perusahaan Gas Negara Persero Tbk	57,100	10,841
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,100	1,550
Semen Indonesia Persero Tbk PT	10,800	7,294
Summarecon Agung Tbk PT	12,300	1,237
Surya Citra Media Tbk PT	18,600	3,769
Tambang Batubara Bukit Asam Persero Tbk PT	8,100	8,024
Telekomunikasi Indonesia Persero Tbk PT	109,500	33,938
Unilever Indonesia Tbk PT	7,200	23,409
United Tractors Tbk PT	7,500	14,915

Total Indonesia		303,249

Malaysia - 4.4%
AirAsia Bhd	1,800	1,277
Alliance Financial Group Bhd	4,200	3,872
AMMB Holdings Bhd	7,200	7,565
Astro Malaysia Holdings Bhd	10,500	6,501
Axiata Group Bhd	5,100	5,831
Berjaya Sports Toto Bhd	5,100	3,354
Bermaz Auto Bhd	3,900	1,763
BIMB Holdings Bhd	1,200	1,207
British American Tobacco Malaysia Bhd	900	9,274
Bursa Malaysia Bhd	600	1,326
Cahya Mata Sarawak Bhd	1,800	1,712
Carlsberg Brewery Malaysia Bhd	1,200	4,067
CIMB Group Holdings Bhd	11,100	13,971
Dialog Group Bhd	3,300	1,320
DiGi.Com Bhd	16,800	19,474
Dutch Lady Milk Industries Bhd	600	7,785
Felda Global Ventures Holdings Bhd	13,200	6,234
Fraser & Neave Holdings Bhd	300	1,673
Gamuda Bhd	4,500	5,267
Genting Bhd	600	1,300
Genting Malaysia Bhd	4,800	5,911
HAP Seng Consolidated Bhd	4,800	9,751
Hartalega Holdings Bhd	1,200	1,345
Hong Leong Bank Bhd	2,100	6,529
Hong Leong Financial Group Bhd	1,200	4,311
IHH Healthcare Bhd	3,000	4,067
IJM Corp. Bhd	5,700	4,379
IOI Corp. Bhd	6,600	6,935
IOI Properties Group Bhd	7,875	3,684
Kuala Lumpur Kepong Bhd	1,200	6,692
Lingkaran Trans Kota Holdings Bhd	900	1,224
Magnum Bhd	3,600	1,733
Mah Sing Group Bhd	10,200	3,342
Malakoff Corp. Bhd	10,200	2,789
Malayan Banking Bhd	12,900	26,001
Malaysia Airports Holdings Bhd	2,100	3,298
Maxis Bhd	12,000	17,463
MISC Bhd	8,400	13,894
MMC Corp. Bhd	2,100	1,182
Nestle Malaysia Bhd	300	5,381
Petronas Chemicals Group Bhd	10,200	17,747
Petronas Dagangan Bhd	1,200	6,508
Petronas Gas Bhd	2,700	12,056
Press Metal Bhd	14,040	8,407
Public Bank Bhd	3,900	17,537
RHB Bank Bhd	3,900	4,556
Sime Darby Bhd	12,000	25,163
SP Setia Bhd Group	4,500	3,610
Sunway Bhd	2,100	1,542
Telekom Malaysia Bhd	6,300	9,139
Tenaga Nasional Bhd	6,000	18,601
Top Glove Corp. Bhd	3,000	3,335
UEM Edgenta Bhd	1,500	1,105
UOA Development Bhd	2,700	1,647
Westports Holdings Bhd	5,700	5,216
YTL Corp. Bhd	27,900	9,394
YTL Power International Bhd	24,300	8,346

Total Malaysia		388,593

Mexico - 2.9%
Alfa S.A.B. de C.V. Class A	3,917	5,699
Alpek S.A.B. de C.V.	3,617	3,996
America Movil S.A.B. de C.V. Series L	38,640	27,245
Arca Continental S.A.B. de C.V.	1,506	10,403
Coca-Cola Femsa S.A.B. de C.V. Series L	601	4,291
Concentradora Fibra Danhos S.A. de C.V.	1,807	2,974
Fomento Economico Mexicano S.A.B. de C.V.	1,410	12,430
Gruma S.A.B. de C.V. Class B	330	4,617
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	904	4,866
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	904	8,741
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	330	5,696
Grupo Carso S.A.B. de C.V. Series A1	1,206	5,504
Grupo Financiero Banorte S.A.B. de C.V. Class O	2,408	13,765
Grupo Financiero Inbursa S.A.B. de C.V. Class O	3,011	4,961
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	4,217	7,581
Grupo Herdez S.A.B. de C.V.	904	1,859
Grupo Lala S.A.B. de C.V.(b)	1,807	3,259
Grupo Mexico S.A.B. de C.V. Series B	7,834	23,410
Grupo Televisa S.A.B. Series CPO	601	3,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2017

Investments	Shares	Value
Industrias Bachoco S.A.B. de C.V. Series B	904	$4,078
Industrias Penoles S.A.B. de C.V.	150	3,847
Infraestructura Energetica Nova S.A.B. de C.V.	1,807	8,560
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	2,711	5,848
Macquarie Mexico Real Estate Management S.A. de C.V.*	2,711	3,016
Mexichem S.A.B. de C.V.	1,544	4,183
Wal-Mart de Mexico S.A.B. de C.V.	30,255	69,332

Total Mexico		253,255

Philippines - 1.9%
Aboitiz Equity Ventures, Inc.	5,110	7,582
Aboitiz Power Corp.	12,300	10,235
Alliance Global Group, Inc.	11,400	2,881
Ayala Corp.	240	4,042
Ayala Land, Inc.	6,300	4,150
Bank of the Philippine Islands	3,240	6,535
BDO Unibank, Inc.	3,951	9,260
Century Pacific Food, Inc.	6,800	2,290
DMCI Holdings, Inc.	30,600	6,952
Energy Development Corp.	55,600	6,671
First Gen Corp.	8,400	3,507
Globe Telecom, Inc.	300	12,149
International Container Terminal Services, Inc.	2,550	4,569
JG Summit Holdings, Inc.	1,080	1,751
Jollibee Foods Corp.	870	3,425
LT Group, Inc.	4,500	1,437
Manila Electric Co.	3,500	19,113
Manila Water Co., Inc.	6,600	4,051
Metro Pacific Investments Corp.	11,700	1,404
Metropolitan Bank & Trust Co.	2,670	4,257
Nickel Asia Corp.	33,900	4,108
PLDT, Inc.	520	17,059
San Miguel Corp.	3,330	6,902
Semirara Mining & Power Corp.	1,650	4,854
SM Investments Corp.	720	10,002
SM Prime Holdings, Inc.	11,100	6,261

Total Philippines		165,447

Poland - 1.4%
Asseco Poland S.A.	285	3,906
Bank Handlowy w Warszawie S.A.	478	9,254
Bank Pekao S.A.	484	16,138
Bank Zachodni WBK S.A.	126	10,892
CCC S.A.	36	2,163
Energa S.A.	904	2,426
Eurocash S.A.	153	1,232
ING Bank Slaski S.A.	204	8,859
KGHM Polska Miedz S.A.	523	15,286
PGE Polska Grupa Energetyczna S.A.	2,337	6,724
Polski Koncern Naftowy Orlen S.A.	553	13,958
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,090	13,582
Powszechny Zaklad Ubezpieczen S.A.	2,221	19,508
Warsaw Stock Exchange	11	123

Total Poland		124,051

Russia - 9.4%
Gazprom Neft PJSC ADR	490	8,796
Gazprom PJSC ADR	32,382	144,748
LSR Group PJSC GDR Reg S	2,468	9,058
Lukoil PJSC ADR	2,630	139,285
Magnit PJSC GDR Reg S	539	20,590
Magnitogorsk Iron & Steel OJSC GDR Reg S	1,293	11,003
MegaFon PJSC GDR Reg S	3,708	43,421
MMC Norilsk Nickel PJSC ADR	4,377	68,806
Mobile TeleSystems PJSC ADR	5,505	60,720
Novatek PJSC GDR Reg S	276	34,362
Novolipetsk Steel PJSC GDR	2,161	43,004
PhosAgro PJSC GDR Reg S	1,894	27,652
Rosneft Oil Co. PJSC GDR Reg S	16,020	91,154
RusHydro PJSC ADR	8,288	13,427
Sberbank of Russia PJSC ADR	2,212	25,526
Severstal PJSC GDR Reg S	2,627	37,855
Sistema PJSC FC GDR Reg S	993	8,887
Tatneft PJSC ADR	553	20,378
VTB Bank PJSC GDR Reg S	4,323	9,895

Total Russia		818,567

South Africa - 6.0%
Aeci Ltd.	628	5,386
African Rainbow Minerals Ltd.	607	4,303
Aspen Pharmacare Holdings Ltd.	165	3,380
Assore Ltd.	451	8,221
AVI Ltd.	835	6,165
Barclays Africa Group Ltd.(b)	1,942	20,205
Barloworld Ltd.	760	6,762
Bidvest Group Ltd. (The)(b)	738	8,469
Capevin Holdings Ltd.	2,678	1,728
Capitec Bank Holdings Ltd.	96	5,451
Clicks Group Ltd.	565	5,398
Coronation Fund Managers Ltd.	1,023	4,825
Discovery Ltd.	484	4,646
Distell Group Ltd.	348	3,581
Exxaro Resources Ltd.	811	7,130
FirstRand Ltd.(b)	9,647	33,354
Foschini Group Ltd. (The)	520	5,991
Hyprop Investments Ltd.	469	4,292
Imperial Holdings Ltd.	469	5,771
Investec Ltd.	761	5,191
Lewis Group Ltd.(b)	676	2,092
Liberty Holdings Ltd.(b)	710	5,732
Life Healthcare Group Holdings Ltd.(b)	2,624	5,673
Massmart Holdings Ltd.	439	4,458
MMI Holdings Ltd.(b)	3,469	5,922
Mondi Ltd.	195	4,661
Mr. Price Group Ltd.	406	4,842
MTN Group Ltd.(b)	8,916	81,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2017

Investments	Shares	Value
Naspers Ltd. Class N	57	$9,841
Nedbank Group Ltd.(b)	820	14,769
Netcare Ltd.	2,218	4,235
Oceana Group Ltd.	96	745
Pick n Pay Stores Ltd.	793	3,935
Pioneer Foods Group Ltd.	138	1,818
Rand Merchant Investment Holdings Ltd.	1,597	4,919
Remgro Ltd.(b)	243	3,735
Resilient REIT Ltd.	487	4,233
Reunert Ltd.	799	4,290
RMB Holdings Ltd.(b)	2,642	11,540
Sanlam Ltd.(b)	2,540	12,762
Santam Ltd.	243	4,613
Sasol Ltd.	1,290	37,577
Shoprite Holdings Ltd.(b)	676	9,760
Sibanye Gold Ltd.	1,257	2,690
SPAR Group Ltd. (The)	384	4,990
Standard Bank Group Ltd.(b)	2,813	30,157
Telkom S.A. SOC Ltd.	1,047	5,859
Tiger Brands Ltd.	303	9,049
Truworths International Ltd.	1,206	7,790
Tsogo Sun Holdings Ltd.	2,390	4,927
Vodacom Group Ltd.	4,519	51,227
Woolworths Holdings Ltd.	2,005	10,454

Total South Africa		520,666

South Korea - 9.7%
Amorepacific Corp.	12	3,010
BNK Financial Group, Inc.	204	1,675
Coway Co., Ltd.	102	8,774
Daesang Holdings Co., Ltd.	176	1,597
DGB Financial Group, Inc.	565	5,482
Dongbu Insurance Co., Ltd.	84	4,807
Dongsuh Cos., Inc.	5	133
DONGSUNG Corp.	288	1,543
Doosan Heavy Industries & Construction Co., Ltd.	243	5,204
E-Mart, Inc.	24	4,410
Grand Korea Leisure Co., Ltd.	153	2,996
GS Holdings Corp.	144	7,610
GS Retail Co., Ltd.	33	1,555
Hana Financial Group, Inc.	318	10,507
Hana Tour Service, Inc.	27	1,922
Hankook Tire Co., Ltd.	108	5,263
Hanon Systems	793	6,581
Hansae Co., Ltd.	45	976
Hanssem Co., Ltd.	24	4,721
Hanwha Chemical Corp.	69	1,629
Hanwha Life Insurance Co., Ltd.	880	4,753
Hite Jinro Co., Ltd.	225	4,094
Hyosung Corp.	39	4,725
Hyundai Engineering & Construction Co., Ltd.	111	4,913
Hyundai Glovis Co., Ltd.	30	3,944
Hyundai Greenfood Co., Ltd.	273	3,820
Hyundai Marine & Fire Insurance Co., Ltd.	150	4,695
Hyundai Motor Co.	312	43,942
Hyundai Steel Co.	135	7,062
Industrial Bank of Korea	730	7,964
Interpark Corp.	364	3,213
It’s Skin Co., Ltd.	42	1,581
Kangwon Land, Inc.	273	9,325
KB Financial Group, Inc.	342	14,985
KB Insurance Co., Ltd.	159	3,839
KEPCO Plant Service & Engineering Co., Ltd.	102	5,692
Kia Motors Corp.	505	16,731
Korea Electric Power Corp.	2,040	84,734
Korea Zinc Co., Ltd.	15	5,795
Korean Reinsurance Co.	138	1,431
KT Corp. ADR	340	5,722
KT&G Corp.	222	19,355
Kumho Petrochemical Co., Ltd.	90	6,342
Kyongbo Pharmaceutical Co., Ltd.	126	1,442
LG Chem Ltd.	60	15,774
LG Corp.	165	10,358
LG Display Co., Ltd.	433	11,713
LG Electronics, Inc.	90	5,465
LG Household & Health Care Ltd.	6	4,351
LG Uplus Corp.	448	5,729
LIG Nex1 Co., Ltd.	24	1,685
Lotte Chemical Corp.	12	3,976
LOTTE Fine Chemical Co., Ltd.	63	2,177
Lotte Shopping Co., Ltd.	18	3,501
LS Corp.	105	6,028
LS Industrial Systems Co., Ltd.	99	4,183
Meritz Fire & Marine Insurance Co., Ltd.	111	1,588
Meritz Securities Co., Ltd.	1,068	3,557
Mirae Asset Daewoo Co., Ltd.	538	4,349
NCSoft Corp.	24	6,546
NH Investment & Securities Co., Ltd.	384	4,309
Paradise Co., Ltd.	138	1,703
POSCO	195	50,742
Posco Daewoo Corp.	150	3,199
S&T Motiv Co., Ltd.	44	1,950
S-1 Corp.	54	4,331
S-Oil Corp.	117	10,515
Samsung C&T Corp.	27	3,078
Samsung Electro-Mechanics Co., Ltd.	78	4,848
Samsung Electronics Co., Ltd.	98	180,524
Samsung Fire & Marine Insurance Co., Ltd.	30	7,189
Samsung Life Insurance Co., Ltd.	119	11,546
Samsung SDS Co., Ltd.	12	1,433
Samsung Securities Co., Ltd.	134	4,032
Seah Besteel Corp.	69	1,740
Shinhan Financial Group Co., Ltd.	476	19,835
SK Chemicals Co., Ltd.	30	1,741
SK Holdings Co., Ltd.	51	11,105
SK Hynix, Inc.	421	19,011
SK Innovation Co., Ltd.	123	18,313
SK Telecom Co., Ltd.	173	38,984
SKC Co., Ltd.	59	1,625
Tongyang Life Insurance Co., Ltd.	165	1,512

Total South Korea		844,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2017

Investments	Shares	Value
Taiwan - 17.1%
Accton Technology Corp.	3,000	$6,614
Advanced Semiconductor Engineering, Inc.	24,749	31,607
Asia Cement Corp.	12,000	12,102
Asustek Computer, Inc.	3,000	29,661
Aten International Co., Ltd.	3,000	8,454
AU Optronics Corp.	27,000	10,545
Cathay Financial Holding Co., Ltd.	21,000	33,705
Chang Hwa Commercial Bank Ltd.	3,000	1,829
Cheng Shin Rubber Industry Co., Ltd.	9,000	18,598
Chicony Electronics Co., Ltd.	3,005	7,665
Chin-Poon Industrial Co., Ltd.	3,000	6,100
China Bills Finance Corp.	3,000	1,374
China Development Financial Holding Corp.	39,000	10,707
China Steel Corp.	18,000	15,009
China Synthetic Rubber Corp.	6,000	5,824
Chung-Hsin Electric & Machinery Manufacturing Corp.	9,000	5,873
Chunghwa Telecom Co., Ltd.	18,000	61,102
Clevo Co.	3,000	2,788
Compal Electronics, Inc.	12,000	7,831
CTBC Financial Holding Co., Ltd.	29,720	18,365
CTCI Corp.	3,000	5,240
Delta Electronics, Inc.	6,000	32,133
E.Sun Financial Holding Co., Ltd.	9,300	5,655
Elan Microelectronics Corp.	3,000	3,826
Elite Semiconductor Memory Technology, Inc.	6,000	6,763
Eternal Materials Co., Ltd.	6,160	6,700
Everlight Electronics Co., Ltd.	3,000	4,805
Far Eastern Department Stores Ltd.	9,000	4,790
Far Eastern International Bank	3,020	952
Far Eastern New Century Corp.	12,000	10,401
Far EasTone Telecommunications Co., Ltd.	6,000	14,732
Farglory Land Development Co., Ltd.	3,000	4,059
Feng Hsin Steel Co., Ltd.	3,000	5,122
First Financial Holding Co., Ltd.	15,225	9,283
Formosa Chemicals & Fibre Corp.	6,000	18,667
Formosa Petrochemical Corp.	14,000	48,908
Formosa Plastics Corp.	9,000	26,844
Foxconn Technology Co., Ltd.	3,010	9,176
Fubon Financial Holding Co., Ltd.	21,000	34,259
Gigabyte Technology Co., Ltd.	3,000	4,143
Greatek Electronics, Inc.	3,000	4,113
Highwealth Construction Corp.	3,000	5,270
Hon Hai Precision Industry Co., Ltd.	36,100	108,267
Hua Nan Financial Holdings Co., Ltd.	15,310	8,553
Innolux Corp.	33,000	13,649
Inventec Corp.	18,000	13,496
Kenda Rubber Industrial Co., Ltd.	3,020	5,016
King Yuan Electronics Co., Ltd.	6,000	5,537
King’s Town Bank Co., Ltd.	6,000	5,962
Kinik Co.	3,000	7,287
Kinsus Interconnect Technology Corp.	3,000	7,929
Lien Hwa Industrial Corp.	3,025	2,537
Lite-On Technology Corp.	9,014	15,537
Long Chen Paper Co., Ltd.	9,494	8,182
MediaTek, Inc.	3,000	21,257
Mega Financial Holding Co., Ltd.	27,000	21,801
Merry Electronics Co., Ltd.	2,000	10,744
Micro-Star International Co., Ltd.	3,000	6,980
Nan Ya Plastics Corp.	15,000	35,544
Nanya Technology Corp.	6,000	9,571
Novatek Microelectronics Corp.	3,000	11,617
Pegatron Corp.	6,000	17,757
Pou Chen Corp.	6,000	8,305
Powertech Technology, Inc.	3,000	8,730
President Chain Store Corp.	3,000	24,718
Prince Housing & Development Corp.	9,000	3,530
Qisda Corp.	12,000	6,961
Quanta Computer, Inc.	12,000	24,401
Realtek Semiconductor Corp.	3,000	10,728
Rechi Precision Co., Ltd.	6,000	6,526
Ruentex Industries Ltd.	6,000	9,650
Siliconware Precision Industries Co., Ltd.	12,000	19,577
SinoPac Financial Holdings Co., Ltd.	21,350	6,663
Syncmold Enterprise Corp.	3,000	6,624
Synnex Technology International Corp.	9,150	9,846
Taiwan Cement Corp.	12,000	14,356
Taiwan Cogeneration Corp.	6,000	4,637
Taiwan Cooperative Financial Holding Co., Ltd.	12,280	6,111
Taiwan Fertilizer Co., Ltd.	3,000	4,153
Taiwan Mobile Co., Ltd.	9,000	33,072
Taiwan PCB Techvest Co., Ltd.	3,000	3,124
Taiwan Secom Co., Ltd.	3,000	8,898
Taiwan Semiconductor Manufacturing Co., Ltd.	42,000	261,613
Teco Electric and Machinery Co., Ltd.	6,000	6,100
Topco Scientific Co., Ltd.	3,020	9,854
Transcend Information, Inc.	3,000	9,828
Tripod Technology Corp.	3,000	8,453
TSRC Corp.	3,000	3,456
Tung Ho Steel Enterprise Corp.	6,000	4,677
TXC Corp.	3,000	4,291
Uni-President Enterprises Corp.	6,000	11,252
Wistron Corp.	9,089	8,327
Wistron NeWeb Corp.	3,030	8,518
WPG Holdings Ltd.	6,000	7,534
WT Microelectronics Co., Ltd.	3,050	4,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2017

Investments	Shares	Value
Yuanta Financial Holding Co., Ltd.	21,000	$8,859
Yulon Nissan Motor Co., Ltd.	3,000	20,911

Total Taiwan		1,497,558

Thailand - 5.6%
Advanced Info Service PCL NVDR	14,100	73,039
Airports of Thailand PCL NVDR	12,000	13,707
Asia Plus Group Holdings PCL NVDR	48,700	4,989
Bangkok Dusit Medical Services PCL NVDR	10,800	6,663
Bangkok Expressway & Metro PCL	31,800	7,033
Bangkok Land PCL NVDR	88,900	4,709
Bank of Ayudhya PCL NVDR	6,900	7,731
Banpu PCL NVDR	14,644	8,438
BEC World PCL NVDR	2,900	1,468
BTS Group Holdings PCL NVDR	33,600	8,263
Bumrungrad Hospital PCL NVDR	600	3,195
Central Pattana PCL NVDR	3,000	4,955
Charoen Pokphand Foods PCL NVDR	14,400	11,629
CP ALL PCL NVDR	7,200	12,362
Delta Electronics Thailand PCL NVDR	2,700	6,875
Electricity Generating PCL NVDR	1,200	7,473
Glow Energy PCL NVDR	3,000	7,203
Hana Microelectronics PCL NVDR	3,600	4,924
Home Product Center PCL NVDR	19,800	5,560
Ichitan Group PCL NVDR	9,900	2,967
Indorama Ventures PCL NVDR	6,000	6,155
Intouch Holdings PCL NVDR	11,300	18,333
IRPC PCL NVDR	26,100	3,912
Jasmine International PCL NVDR	24,300	5,976
Kasikornbank PCL NVDR	2,100	11,550
Kiatnakin Bank PCL NVDR	3,600	7,281
Krung Thai Bank PCL NVDR	27,300	16,207
Land & Houses PCL NVDR	33,900	9,619
Minor International PCL NVDR	3,600	3,850
MK Restaurants Group PCL NVDR	2,400	4,348
PTT Exploration & Production PCL NVDR	7,800	21,110
PTT Global Chemical PCL NVDR	9,300	19,825
PTT PCL NVDR	4,100	46,175
Ratchaburi Electricity Generating Holding PCL NVDR	3,600	5,264
Robinson Department Store PCL NVDR	2,700	5,029
Siam Cement PCL (The) NVDR	1,800	28,287
Siam City Cement PCL NVDR	600	5,186
Siam Commercial Bank PCL (The) NVDR	5,100	24,192
Star Petroleum Refining PCL	4,500	1,716
Supalai PCL NVDR	7,200	5,238
Thai Oil PCL NVDR	3,000	6,592
Thai Union Group PCL NVDR	9,600	5,979
Thai Vegetable Oil PCL NVDR	2,100	2,047
Thanachart Capital PCL NVDR	3,900	5,476
Tipco Asphalt PCL NVDR	3,300	2,473
Tisco Financial Group PCL NVDR	3,000	6,264
TMB Bank PCL NVDR	65,800	4,672
TTW PCL NVDR	13,200	4,072

Total Thailand		490,011

Turkey - 2.3%
Akbank TAS	3,199	7,493
Aksa Akrilik Kimya Sanayii AS	841	2,480
Albaraka Turk Katilim Bankasi AS	6,164	2,116
Anadolu Efes Biracilik ve Malt Sanayii AS	964	5,244
Arcelik AS	1,326	8,251
Aslan Cimento AS	120	1,285
BIM Birlesik Magazalar AS	185	2,840
Bolu Cimento Sanayii AS	688	1,117
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,849	3,214
Cimsa Cimento Sanayi ve Ticaret AS	805	3,415
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,547	4,417
Enka Insaat ve Sanayi AS	7,555	12,655
Eregli Demir ve Celik Fabrikalari TAS	12,064	19,545
Ford Otomotiv Sanayi AS	826	8,075
Haci Omer Sabanci Holding AS	1,128	3,098
KOC Holding AS	2,606	10,985
Otokar Otomotiv Ve Savunma Sanayi A.S.	96	3,127
Petkim Petrokimya Holding AS	4,869	6,779
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,882	1,726
Soda Sanayii AS	2,492	4,167
TAV Havalimanlari Holding AS	1,188	4,727
Tofas Turk Otomobil Fabrikasi AS	721	5,389
Trakya Cam Sanayii AS	1,657	1,438
Tupras Turkiye Petrol Rafinerileri AS	1,206	29,871
Turk Telekomunikasyon AS	8,298	13,444
Turk Traktor ve Ziraat Makineleri AS	189	4,243
Turkiye Garanti Bankasi AS	3,253	7,914
Turkiye Halk Bankasi AS	1,588	4,522
Turkiye Is Bankasi Group C	5,631	10,252
Turkiye Sise ve Cam Fabrikalari AS	3,503	4,011
Turkiye Vakiflar Bankasi TAO Class D	703	1,035
Ulker Biskuvi Sanayi AS	195	988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2017

Investments	Shares	Value
Vestel Beyaz Esya Sanayi ve Ticaret AS	445	$1,567

Total Turkey		201,430

TOTAL COMMON STOCKS (Cost: $8,019,859)		8,715,264

RIGHTS - 0.0%

South Africa - 0.0%
Life Healthcare Group Holdings Ltd., expiring 4/13/17* (Cost $0)	898	301

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c) (Cost: $214,090)(d)	214,090	214,090

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $8,233,949)		8,929,655
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.1)%		(185,440)

NET ASSETS - 100.0%		$8,744,215

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $14,968, which represents 0.17% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $215,891 and the total market value of the collateral held by the Fund was $229,082. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,992.

ADR     - American Depositary Receipt

GDR     - Global Depositary Receipt

NVDR  - Non-Voting Depositary Receipt

Reg S    - Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may                 be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/3/2017	HKD	25,820	PLN	13,170	$2
4/3/2017	HKD	75,000	USD	9,649	(1)
4/4/2017	BRL	33,000	USD	10,533	139

					$140

CURRENCY LEGEND

BRL	Brazilian real

HKD	Hong Kong dollar

PLN	Polish zloty

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Austria - 3.8%
Conwert Immobilien Invest SE*	412	$6,976
Erste Group Bank AG*	419	13,679
Oesterreichische Post AG*	177	7,069
OMV AG	269	10,612
Raiffeisen Bank International AG*	448	10,137
UNIQA Insurance Group AG	1,438	11,195
Vienna Insurance Group AG Wiener Versicherung Gruppe	376	9,121
Voestalpine AG	339	13,379
Wienerberger AG	668	14,203

Total Austria		96,371

Belgium - 4.4%
Ackermans & van Haaren N.V.	86	13,549
Ageas	188	7,367
bpost S.A.	261	6,146
Cie d’Entreprises CFE	121	16,979
Cofinimmo S.A.	65	7,446
D’ieteren S.A./N.V.	141	6,620
Euronav N.V.	1,117	8,957
KBC Group N.V.	290	19,290
Tessenderlo Chemie N.V.*	167	6,662
Umicore S.A.	166	9,481
Warehouses De Pauw CVA	95	8,868

Total Belgium		111,365

Finland - 4.5%
Metsa Board Oyj(a)	1,662	10,301
Neste Oyj	318	12,435
Nokian Renkaat Oyj	310	12,977
Outokumpu Oyj	1,260	12,317
Sampo Oyj Class A	417	19,829
Stora Enso Oyj Class R	1,198	14,197
Tieto Oyj	288	7,864
UPM-Kymmene Oyj(a)	775	18,253
Uponor Oyj	442	7,852

Total Finland		116,025

France - 28.0%
Accor S.A.	334	13,950
Aeroports de Paris	87	10,780
Air France-KLM*	832	6,316
Alstom S.A.*	381	11,416
Alten S.A.	198	15,222
Altran Technologies S.A.*	655	11,055
Amundi S.A.(a)(b)	133	7,868
Atos SE	115	14,262
AXA S.A.	1,155	29,963
BNP Paribas S.A.	594	39,663
Bouygues S.A.	296	12,079
Capgemini S.A.	178	16,479
Cie de Saint-Gobain	424	21,829
Cie Plastic Omnium S.A.	192	7,011
CNP Assurances	579	11,816
Credit Agricole S.A.	1,348	18,310
Edenred	347	8,221
Eiffage S.A.	169	13,271
Elior Group(a)(b)	426	9,689
Elis S.A.	273	5,378
Euler Hermes Group	121	11,148
Eurazeo S.A.	169	11,158
Europcar Groupe S.A.*(b)	922	9,829
Eutelsat Communications S.A.	367	8,216
Faurecia	290	13,829
Fonciere Des Regions	88	7,371
Groupe Eurotunnel SE Registered Shares	1,064	10,734
Groupe Fnac S.A.*	126	9,113
Havas S.A.	1,059	9,458
ICADE	94	6,905
JCDecaux S.A.	311	10,973
Klepierre	188	7,331
Lagardere SCA	395	11,664
Metropole Television S.A.	565	12,642
Natixis S.A.	1,942	11,997
Nexity S.A.*	153	7,541
Peugeot S.A.*	853	17,220
Renault S.A.	151	13,151
Rexel S.A.	668	12,160
SEB S.A.	71	9,940
Societe Generale S.A.	581	29,548
Sopra Steria Group	88	12,579
SPIE S.A.	274	6,627
Television Francaise 1(a)	888	10,637
Thales S.A.	147	14,254
TOTAL S.A.	1,074	54,465
Unibail-Rodamco SE	50	11,717
Vicat S.A.	131	9,326
Vinci S.A.	329	26,145
Vivendi S.A.	874	17,036
Wendel S.A.	115	14,612
Worldline S.A.*(b)	351	10,962

Total France		714,866

Germany - 22.5%
Aareal Bank AG	221	8,557
Allianz SE Registered Shares	234	43,460
Aurubis AG	133	8,936
Axel Springer SE	151	8,361
BASF SE	467	46,412
Bechtle AG	107	11,644
Bertrandt AG(a)	83	8,090
Bilfinger SE*	187	7,218
Continental AG	101	22,199
CTS Eventim AG & Co. KGaA	282	10,943
Deutsche Bank AG Registered Shares*	1,034	17,861
Deutsche Boerse AG*	210	19,296
Deutsche Lufthansa AG Registered Shares	619	10,063
Deutsche Post AG Registered Shares	688	23,624
Deutsche Wohnen AG Bearer Shares	309	10,201
DMG MORI AG	247	12,106
ElringKlinger AG(a)	265	5,164
Fielmann AG	119	9,220
Fraport AG Frankfurt Airport Services Worldwide	164	11,635
Fuchs Petrolub SE	180	7,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

March 31, 2017

Investments	Shares	Value
Hamburger Hafen und Logistik AG	330	$6,193
Hella KGaA Hueck & Co.	161	7,151
Hugo Boss AG	158	11,561
Indus Holding AG	172	11,143
KION Group AG	133	8,710
Kloeckner & Co. SE*	957	10,374
LEG Immobilien AG*	87	7,150
Leoni AG	345	17,802
MAN SE	161	16,639
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	91	17,850
Nemetschek SE	135	8,119
Nordex SE*(a)	371	5,194
PATRIZIA Immobilien AG*	231	4,101
ProSiebenSat.1 Media SE	295	13,096
Rheinmetall AG	184	15,474
Salzgitter AG	251	9,110
Sixt SE	175	9,040
Stroeer SE & Co KGaA(a)	210	11,720
Talanx AG*	186	6,576
ThyssenKrupp AG	585	14,366
TUI AG	810	11,232
United Internet AG Registered Shares	223	9,893
Volkswagen AG	50	7,468
Wacker Neuson SE	478	10,746
Wirecard AG(a)	187	10,380
Zalando SE*(b)	228	9,248

Total Germany		572,985

Ireland - 2.5%
Bank of Ireland*	42,997	10,807
Irish Continental Group PLC	1,030	5,453
Kingspan Group PLC	406	12,986
Paddy Power Betfair PLC	75	8,062
Permanent TSB Group Holdings PLC*(a)	1,287	3,323
Ryanair Holdings PLC ADR*	116	9,626
Smurfit Kappa Group PLC	490	12,981

Total Ireland		63,238

Italy - 14.7%
Anima Holding SpA(b)	1,641	9,829
Ansaldo STS SpA	588	7,742
Assicurazioni Generali SpA	794	12,653
Atlantia SpA	433	11,207
Azimut Holding SpA	383	6,689
Banca Generali SpA	381	9,984
Banca IFIS SpA	299	11,490
Banca Mediolanum SpA	808	5,933
Banca Monte dei Paschi di Siena SpA*†	134	2,161
Banca Popolare di Sondrio SCPA	2,575	8,890
Banco BPM SpA	3,350	9,954
BPER Banca	1,589	7,954
Brembo SpA	218	16,170
Brunello Cucinelli SpA	302	7,216
Buzzi Unicem SpA	500	12,835
Cerved Information Solutions SpA	783	7,592
Credito Emiliano SpA	1,174	8,080
De’ Longhi SpA	328	9,563
Ei Towers SpA	149	8,398
Eni SpA	1,422	23,346
FinecoBank Banca Fineco SpA	867	5,916
Intesa Sanpaolo SpA	8,777	23,900
Intesa Sanpaolo SpA RSP	3,755	9,575
Leonardo SpA*	859	12,210
Mediaset SpA	1,997	8,287
Mediobanca SpA	1,221	11,035
OVS SpA(b)	1,859	11,572
Poste Italiane SpA(b)	1,231	8,229
Prysmian SpA	467	12,377
Saras SpA	3,141	6,017
Societa Iniziative Autostradali e Servizi SpA	877	8,395
Tod’s SpA	155	12,160
UniCredit SpA	1,069	16,521
Unione di Banche Italiane SpA(a)	3,087	11,879
UnipolSai Assicurazioni SpA	4,785	10,584
Yoox Net-A-Porter Group SpA*	407	9,716

Total Italy		376,059

Netherlands - 7.6%
Aalberts Industries N.V.	377	14,113
ABN AMRO Group N.V. CVA(b)	657	15,986
Altice N.V. Class A*	771	17,486
Delta Lloyd N.V.	1,458	8,330
Euronext N.V.(b)	235	10,281
GrandVision N.V.(b)	497	12,202
IMCD Group N.V.	169	8,329
ING Groep N.V.	2,190	33,191
Intertrust N.V.(b)	272	5,231
Koninklijke BAM Groep N.V.	1,408	7,623
NN Group N.V.	237	7,728
PostNL N.V.*	2,253	10,670
Randstad Holding N.V.	268	15,507
Steinhoff International Holdings N.V.	3,346	16,201
TKH Group N.V. CVA	279	12,003

Total Netherlands		194,881

Portugal - 1.5%
Banco Comercial Portugues S.A. Registered Shares*	52,525	11,016
CTT-Correios de Portugal S.A.	1,076	5,895
Navigator Co. S.A. (The)	2,921	11,766
NOS, SGPS S.A.	1,922	10,504

Total Portugal		39,181

Spain - 9.7%
Abertis Infraestructuras S.A.	574	9,270
Aena S.A.(b)	72	11,420
Amadeus IT Group S.A.	320	16,278
Atresmedia Corp. de Medios de Comunicacion S.A.	926	11,726
Banco de Sabadell S.A.	5,035	9,252
Banco Popular Espanol S.A.*(a)	3,301	3,213
Bankia S.A.	8,239	9,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Domestic Economy Fund (EDOM)

March 31, 2017

Investments	Shares	Value
Bankinter S.A.	1,446	$12,173
Bolsas y Mercados Espanoles SHMSF S.A.	273	9,081
CaixaBank S.A.	3,857	16,621
Cia de Distribucion Integral Logista Holdings S.A.	341	7,931
Cie Automotive S.A.	417	8,242
Ferrovial S.A.	427	8,568
Fomento de Construcciones y Contratas S.A.*	677	6,165
Grupo Catalana Occidente S.A.	377	13,419
Indra Sistemas S.A.*	697	8,923
Industria de Diseno Textil S.A.	578	20,425
Mediaset Espana Comunicacion S.A.	858	11,090
Melia Hotels International S.A.	943	13,011
NH Hotel Group S.A.*	2,017	9,535
Repsol S.A.	804	12,447
Sacyr S.A.*	4,648	11,578
Zardoya Otis S.A.	737	6,826

Total Spain		246,588

United Kingdom - 0.5%
International Consolidated Airlines Group S.A.	1,835	12,168

TOTAL COMMON STOCKS (Cost: $2,478,606)		2,543,727

RIGHTS - 0.0%

Germany - 0.0%
Deutsche Bank AG, expiring 4/6/17* (Cost $0)	260	623

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c) (Cost: $91,006)(d)	91,006	91,006

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $2,569,612)		2,635,356
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.3)%		(83,456)

NET ASSETS - 100.0%		$2,551,900

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,161, which represents 0.08% of net assets.
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $101,715 and the total market value of the collateral held by the Fund was $107,387. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,381.

ADR	- American Depositary Receipt

CVA	- Certificaten Van Aandelen (Certificate of Stock)

RSP	- Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/4/2017	EUR	796	USD	850	$(1)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 2.2%
Australia & New Zealand Banking Group Ltd.	259	$6,287
BHP Billiton Ltd.	375	6,877
Brambles Ltd.	440	3,138
Commonwealth Bank of Australia	130	8,520
CSL Ltd.	43	4,111
Macquarie Group Ltd.	55	3,784
National Australia Bank Ltd.	232	5,901
QBE Insurance Group Ltd.	309	3,038
Telstra Corp., Ltd.	962	3,420
Westpac Banking Corp.	273	7,302
Woolworths Ltd.	174	3,518

Total Australia		55,896

Belgium - 0.4%
Ageas	82	3,213
Anheuser-Busch InBev S.A.	65	7,154

Total Belgium		10,367

Brazil - 0.4%
Ambev S.A.	400	2,298
Equatorial Energia S.A.	200	3,704
Petroleo Brasileiro S.A.*	700	3,340

Total Brazil		9,342

Canada - 3.4%
Agrium, Inc.	27	2,570
Alimentation Couche-Tard, Inc. Class B	52	2,343
Bank of Nova Scotia (The)	69	4,025
Barrick Gold Corp.	187	3,542
Canadian Imperial Bank of Commerce	31	2,665
Canadian National Railway Co.	58	4,269
Canadian Natural Resources Ltd.	149	4,864
Canadian Pacific Railway Ltd.	17	2,490
Enbridge, Inc.	156	6,516
George Weston Ltd.	38	3,306
Hydro One Ltd.(a)	150	2,727
Industrial Alliance Insurance & Financial Services, Inc.	79	3,414
Intact Financial Corp.	38	2,695
Loblaw Cos. Ltd.	45	2,435
Magna International, Inc.	64	2,754
Manulife Financial Corp.	184	3,255
Metro, Inc.	142	4,349
Potash Corp. of Saskatchewan, Inc.(b)	134	2,283
Royal Bank of Canada	82	5,957
Saputo, Inc.	75	2,581
Silver Wheaton Corp.(b)	154	3,200
SNC-Lavalin Group, Inc.	68	2,661
Suncor Energy, Inc.	148	4,531
Toronto-Dominion Bank (The)	82	4,096
TransCanada Corp.	79	3,635

Total Canada		87,163

China - 2.1%
Bank of China Ltd. Class H	10,000	4,967
China Conch Venture Holdings Ltd.	2,000	3,927
China Construction Bank Corp. Class H	9,000	7,238
China Life Insurance Co., Ltd. Class H	1,000	3,069
China Mobile Ltd.	500	5,472
China Petroleum & Chemical Corp. Class H	4,000	3,243
CNOOC Ltd.	3,000	3,582
Hengan International Group Co., Ltd.	500	3,719
Industrial & Commercial Bank of China Ltd. Class H	8,000	5,229
Tencent Holdings Ltd.	500	14,334

Total China		54,780

Denmark - 0.5%
ISS A/S	149	5,651
Novo Nordisk A/S Class B	164	5,649
Pandora A/S	23	2,554

Total Denmark		13,854

Finland - 0.4%
Amer Sports Oyj*	106	2,401
Elisa Oyj	100	3,546
Nokia Oyj	714	3,841

Total Finland		9,788

France - 3.6%
Accor S.A.	66	2,757
Air Liquide S.A.	33	3,780
Airbus SE	51	3,891
Arkema S.A.	34	3,363
Atos SE	25	3,100
AXA S.A.	152	3,943
BNP Paribas S.A.	87	5,809
Capgemini S.A.	34	3,148
Danone S.A.	58	3,955
Engie S.A.	206	2,926
Essilor International S.A.	25	3,046
Legrand S.A.	50	3,023
LVMH Moet Hennessy Louis Vuitton SE	20	4,403
Orange S.A.	216	3,365
Publicis Groupe S.A.	38	2,663
Sanofi	79	7,150
Schneider Electric SE	56	4,111
Societe Generale S.A.	69	3,509
TOTAL S.A.	151	7,658
Unibail-Rodamco SE	16	3,749
Valeo S.A.	47	3,138
Veolia Environnement S.A.	154	2,892
Vinci S.A.	50	3,973
Vivendi S.A.	139	2,709

Total France		92,061

Germany - 3.1%
adidas AG	23	4,386
Allianz SE Registered Shares	32	5,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2017

Investments	Shares	Value
BASF SE	69	$6,857
Bayer AG Registered Shares	60	6,934
Daimler AG Registered Shares	76	5,625
Deutsche Bank AG Registered Shares*	194	3,351
Deutsche Telekom AG Registered Shares	262	4,603
Deutsche Wohnen AG Bearer Shares	115	3,796
Fresenius SE & Co. KGaA	46	3,706
HeidelbergCement AG	35	3,285
Infineon Technologies AG	188	3,850
Linde AG	24	4,007
MTU Aero Engines AG	22	2,869
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	16	3,138
SAP SE	73	7,182
Siemens AG Registered Shares	56	7,691
ThyssenKrupp AG	107	2,628

Total Germany		79,851

Hong Kong - 1.0%
AIA Group Ltd.	800	5,044
Cheung Kong Property Holdings Ltd.	500	3,368
CK Hutchison Holdings Ltd.	500	6,151
CLP Holdings Ltd.	500	5,227
Hong Kong Exchanges & Clearing Ltd.	100	2,517
Hysan Development Co., Ltd.	1,000	4,536

Total Hong Kong		26,843

India - 0.8%
Axis Bank Ltd.	370	2,796
IndusInd Bank Ltd.	193	4,236
Infosys Ltd.	254	3,999
Larsen & Toubro Ltd.	141	3,420
Maruti Suzuki India Ltd.	37	3,428
Reliance Industries Ltd.*	191	3,885

Total India		21,764

Ireland - 0.3%
CRH PLC	160	5,659
Experian PLC	131	2,667

Total Ireland		8,326

Israel - 0.1%
Teva Pharmaceutical Industries Ltd.	114	3,740

Italy - 0.7%
Assicurazioni Generali SpA	175	2,789
Eni SpA	281	4,613
Intesa Sanpaolo SpA	1,582	4,308
Snam SpA	943	4,089
UniCredit SpA	143	2,210

Total Italy		18,009

Japan - 8.2%
Ajinomoto Co., Inc.	100	1,971
Asahi Group Holdings Ltd.	100	3,776
Astellas Pharma, Inc.	300	3,947
Bandai Namco Holdings, Inc.	100	2,988
Bridgestone Corp.	100	4,041
Daiichi Sankyo Co., Ltd.	100	2,250
Fuji Heavy Industries Ltd.	100	3,664
Hitachi Ltd.	1,000	5,407
Honda Motor Co., Ltd.	200	6,014
ITOCHU Corp.	200	2,836
Japan Tobacco, Inc.	100	3,247
Kao Corp.	100	5,478
KDDI Corp.	200	5,245
Kintetsu Group Holdings Co., Ltd.	1,000	3,599
Kirin Holdings Co., Ltd.	200	3,770
Komatsu Ltd.	100	2,604
Kubota Corp.	200	2,999
Kyocera Corp.	100	5,566
Mitsubishi Chemical Holdings Corp.	500	3,865
Mitsubishi Corp.	200	4,317
Mitsubishi Electric Corp.	300	4,300
Mitsubishi Heavy Industries Ltd.	1,000	4,008
Mitsubishi UFJ Financial Group, Inc.	1,200	7,535
Mitsui & Co., Ltd.	200	2,894
Mizuho Financial Group, Inc.	2,500	4,577
Nagoya Railroad Co., Ltd.	1,000	4,496
Nikon Corp.(b)	200	2,897
Nippon Steel & Sumitomo Metal Corp.	100	2,302
Nippon Telegraph & Telephone Corp.	100	4,265
Nisshin Seifun Group, Inc.	300	4,472
Nomura Holdings, Inc.	500	3,105
NTT DOCOMO, Inc.	100	2,327
Odakyu Electric Railway Co., Ltd.	100	1,944
Oji Holdings Corp.	1,000	4,676
Olympus Corp.	100	3,841
Otsuka Holdings Co., Ltd.	100	4,507
Panasonic Corp.	300	3,387
Recruit Holdings Co., Ltd.	100	5,097
Seven & I Holdings Co., Ltd.	100	3,915
Shionogi & Co., Ltd.	100	5,158
SoftBank Group Corp.	100	7,055
Sojitz Corp.	1,300	3,255
Sony Corp.	100	3,380
Sumitomo Mitsui Financial Group, Inc.	100	3,630
Sumitomo Mitsui Trust Holdings, Inc.	100	3,464
Suzuki Motor Corp.	100	4,148
Tobu Railway Co., Ltd.	1,000	5,061
Tokio Marine Holdings, Inc.	100	4,214
Tokyo Gas Co., Ltd.	1,000	4,546
Toyo Suisan Kaisha Ltd.	100	3,720
Toyota Motor Corp.	200	10,844

Total Japan		210,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2017

Investments	Shares	Value
Netherlands - 0.9%
Akzo Nobel N.V.	43	$3,575
ASML Holding N.V.	34	4,524
ING Groep N.V.	282	4,274
Koninklijke DSM N.V.	44	2,984
Koninklijke KPN N.V.	954	2,881
Koninklijke Philips N.V.	95	3,061
Wolters Kluwer N.V.	67	2,792

Total Netherlands		24,091

Norway - 0.2%
Orkla ASA	500	4,477

Singapore - 0.4%
ComfortDelGro Corp., Ltd.	1,900	3,481
Singapore Exchange Ltd.	600	3,306
Singapore Press Holdings Ltd.	1,600	4,065

Total Singapore		10,852

South Korea - 1.5%
Hyundai Motor Co.	21	2,957
KT&G Corp.	35	3,051
NAVER Corp.	5	3,823
POSCO	13	3,383
Samsung Electronics Co., Ltd.	9	16,579
Samsung Fire & Marine Insurance Co., Ltd.	11	2,636
Shinhan Financial Group Co., Ltd.	101	4,209
SK Hynix, Inc.	64	2,890

Total South Korea		39,528

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	551	4,284
Banco Santander S.A.	1,137	6,986
Enagas S.A.	148	3,855
Industria de Diseno Textil S.A.	84	2,969
Red Electrica Corp. S.A.	219	4,216
Repsol S.A.	177	2,740
Telefonica S.A.	416	4,665

Total Spain		29,715

Sweden - 1.0%
Assa Abloy AB Class B	163	3,365
Atlas Copco AB Class A	118	4,180
Castellum AB	289	3,846
Hennes & Mauritz AB Class B	110	2,821
Nordea Bank AB	248	2,842
Securitas AB Class B	177	2,776
Telefonaktiebolaget LM Ericsson Class B(b)	482	3,228
Volvo AB Class B	235	3,482

Total Sweden		26,540

Switzerland - 3.3%
ABB Ltd. Registered Shares*	187	4,377
Actelion Ltd. Registered Shares*	10	2,824
Adecco Group AG Registered Shares	37	2,630
Cie Financiere Richemont S.A. Registered Shares	49	3,877
Credit Suisse Group AG Registered Shares*	209	3,111
Givaudan S.A. Registered Shares	2	3,605
Glencore PLC*	1,109	4,343
LafargeHolcim Ltd. Registered Shares*	63	3,726
Nestle S.A. Registered Shares	193	14,818
Novartis AG Registered Shares	183	13,593
Roche Holding AG Genusschein	49	12,522
Schindler Holding AG Participation Certificate	18	3,485
Syngenta AG Registered Shares	9	3,975
UBS Group AG Registered Shares	324	5,189
Zurich Insurance Group AG	12	3,206

Total Switzerland		85,281

United Kingdom - 6.5%
Anglo American PLC*	145	2,211
AstraZeneca PLC	101	6,204
Babcock International Group PLC	262	2,890
BAE Systems PLC	346	2,780
Barclays PLC	1,424	4,008
BHP Billiton PLC	229	3,534
BP PLC	1,239	7,089
British American Tobacco PLC	137	9,079
BT Group PLC	783	3,115
Bunzl PLC	109	3,162
Carnival PLC	50	2,862
Centrica PLC	861	2,336
Compass Group PLC	236	4,444
Diageo PLC	189	5,397
GKN PLC	709	3,221
GlaxoSmithKline PLC	324	6,723
HSBC Holdings PLC	1,290	10,500
Imperial Brands PLC	94	4,545
Intertek Group PLC	58	2,853
ITV PLC	971	2,658
Kingfisher PLC	650	2,651
Land Securities Group PLC	230	3,046
Lloyds Banking Group PLC	5,502	4,563
National Grid PLC	379	4,803
Pennon Group PLC	266	2,934
Prudential PLC	239	5,039
Reckitt Benckiser Group PLC	58	5,284
Rentokil Initial PLC	1,165	3,594
Rio Tinto PLC	120	4,816
Royal Dutch Shell PLC Class A	577	15,123
Smith & Nephew PLC	185	2,813
St. James’s Place PLC	220	2,922
Standard Chartered PLC*	280	2,671
Unilever N.V. CVA	117	5,828
Unilever PLC	119	5,862
Vodafone Group PLC	2,034	5,293

Total United Kingdom		166,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2017

Investments	Shares	Value
United States - 57.6%
3M Co.	35	$6,697
Abbott Laboratories	126	5,596
AbbVie, Inc.	113	7,363
Activision Blizzard, Inc.	77	3,839
Adobe Systems, Inc.*	43	5,596
AES Corp.	237	2,650
Aetna, Inc.	31	3,954
Aflac, Inc.	40	2,897
Agilent Technologies, Inc.	64	3,384
Air Products & Chemicals, Inc.	26	3,518
Alexion Pharmaceuticals, Inc.*	21	2,546
Alliant Energy Corp.	92	3,644
Allstate Corp. (The)	32	2,608
Alphabet, Inc. Class A*	29	24,586
Alphabet, Inc. Class C*	11	9,125
Altria Group, Inc.	116	8,285
Amazon.com, Inc.*	27	23,937
American Airlines Group, Inc.	61	2,580
American Express Co.	56	4,430
American International Group, Inc.	66	4,120
American Tower Corp.	48	5,834
AmerisourceBergen Corp.	31	2,743
Amgen, Inc.	50	8,203
Anadarko Petroleum Corp.	50	3,100
Analog Devices, Inc.	46	3,770
ANSYS, Inc.*	33	3,527
Anthem, Inc.	22	3,638
Apache Corp.	34	1,747
Apple, Inc.	349	50,137
Applied Materials, Inc.	117	4,551
Archer-Daniels-Midland Co.	58	2,670
Arrow Electronics, Inc.*	43	3,157
Arthur J. Gallagher & Co.	58	3,279
Aspen Technology, Inc.*	52	3,064
AT&T, Inc.	408	16,952
Autodesk, Inc.*	31	2,681
Automatic Data Processing, Inc.	35	3,584
AvalonBay Communities, Inc.	25	4,590
Baker Hughes, Inc.	47	2,812
Bank of America Corp.	680	16,041
Bank of New York Mellon Corp. (The)	85	4,015
Baxter International, Inc.	63	3,267
Becton, Dickinson and Co.	23	4,219
Berkshire Hathaway, Inc. Class B*	113	18,835
Biogen, Inc.*	18	4,922
Boeing Co. (The)	38	6,721
Boston Scientific Corp.*	150	3,730
Bristol-Myers Squibb Co.	130	7,069
BWX Technologies, Inc.	69	3,284
C.R. Bard, Inc.	14	3,480
CA, Inc.	101	3,204
Capital One Financial Corp.	47	4,073
Cardinal Health, Inc.	42	3,425
CarMax, Inc.*	39	2,310
Caterpillar, Inc.	53	4,916
CBS Corp. Class B Non-Voting Shares	45	3,121
CDW Corp.	51	2,943
Celgene Corp.*	58	7,217
Charles Schwab Corp. (The)	94	3,836
Charter Communications, Inc. Class A*	18	5,892
Chevron Corp.	122	13,099
Church & Dwight Co., Inc.	74	3,690
Cigna Corp.	24	3,516
Cimarex Energy Co.	18	2,151
Cisco Systems, Inc.	356	12,033
CIT Group, Inc.	64	2,748
Citigroup, Inc.	189	11,306
Citizens Financial Group, Inc.	79	2,729
Citrix Systems, Inc.*	44	3,669
CME Group, Inc.	24	2,851
Coca-Cola Co. (The)	202	8,573
Cognizant Technology Solutions Corp. Class A*	63	3,750
Colgate-Palmolive Co.	79	5,782
Comcast Corp. Class A	318	11,954
Comerica, Inc.	39	2,675
Conagra Brands, Inc.	70	2,824
Concho Resources, Inc.*	23	2,952
ConocoPhillips	105	5,236
Constellation Brands, Inc. Class A	22	3,566
Corning, Inc.	134	3,618
Costco Wholesale Corp.	29	4,863
Crown Castle International Corp.	42	3,967
CSX Corp.	77	3,584
Cummins, Inc.	21	3,175
CVS Health Corp.	79	6,201
D.R. Horton, Inc.	97	3,231
DaVita, Inc.*	45	3,059
Deere & Co.	25	2,721
Delta Air Lines, Inc.	73	3,355
DENTSPLY SIRONA, Inc.	43	2,685
Devon Energy Corp.	66	2,754
Discovery Communications, Inc. Class A*	89	2,589
Dollar General Corp.	35	2,441
Dollar Tree, Inc.*	32	2,511
Dover Corp.	38	3,053
Dow Chemical Co. (The)	81	5,147
DST Systems, Inc.	28	3,430
Duke Energy Corp.	49	4,018
E*TRADE Financial Corp.*	65	2,268
E.I. du Pont de Nemours & Co.	64	5,141
Eaton Vance Corp.	70	3,147
eBay, Inc.*	102	3,424
Electronic Arts, Inc.*	33	2,954
Eli Lilly & Co.	69	5,804
Emerson Electric Co.	72	4,310
EOG Resources, Inc.	37	3,609
EPR Properties	48	3,534
Equinix, Inc.	10	4,004
Estee Lauder Cos., Inc. (The) Class A	36	3,052
Exelon Corp.	92	3,310
Expeditors International of Washington, Inc.	51	2,881
Express Scripts Holding Co.*	59	3,889
Exxon Mobil Corp.	273	22,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2017

Investments	Shares	Value
F5 Networks, Inc.*	19	$2,709
Facebook, Inc. Class A*	157	22,302
FedEx Corp.	19	3,708
Fifth Third Bancorp	125	3,175
First Republic Bank	29	2,720
FirstEnergy Corp.	82	2,609
FleetCor Technologies, Inc.*	20	3,029
Fluor Corp.	50	2,631
Ford Motor Co.	348	4,051
Freeport-McMoRan, Inc.*	157	2,098
Gartner, Inc.*	27	2,916
General Dynamics Corp.	23	4,306
General Electric Co.	575	17,135
General Motors Co.	128	4,526
Gentex Corp.	146	3,114
Genuine Parts Co.	37	3,419
Gilead Sciences, Inc.	97	6,588
Goldman Sachs Group, Inc. (The)	24	5,513
Great Plains Energy, Inc.	95	2,776
Halliburton Co.	70	3,445
Hartford Financial Services Group, Inc. (The)	55	2,644
Hasbro, Inc.	32	3,194
HCA Holdings, Inc.*	37	3,293
Healthcare Realty Trust, Inc.	112	3,640
Hess Corp.	37	1,784
Hewlett Packard Enterprise Co.	158	3,745
Hexcel Corp.	53	2,891
Home Depot, Inc. (The)	81	11,893
Honeywell International, Inc.	48	5,994
HP, Inc.	209	3,737
Humana, Inc.	13	2,680
Huntington Bancshares, Inc.	217	2,906
Illumina, Inc.*	17	2,901
Intel Corp.	293	10,568
Intercontinental Exchange, Inc.	45	2,694
International Business Machines Corp.	59	10,274
International Paper Co.	57	2,894
Intuit, Inc.	30	3,480
Intuitive Surgical, Inc.*	5	3,832
Investors Bancorp, Inc.	249	3,581
J.M. Smucker Co. (The)	21	2,753
Jack Henry & Associates, Inc.	42	3,910
Jacobs Engineering Group, Inc.	51	2,819
Johnson & Johnson	172	21,423
JPMorgan Chase & Co.	224	19,676
KeyCorp	154	2,738
Kimberly-Clark Corp.	35	4,607
Kinder Morgan, Inc.	181	3,935
Kraft Heinz Co. (The)	37	3,360
Kroger Co. (The)	82	2,418
Lear Corp.	20	2,832
Liberty Interactive Corp., QVC Group Class A*	127	2,543
Liberty Media Corp - Liberty SiriusXM Class A*	86	3,347
Lincoln National Corp.	41	2,683
LKQ Corp.*	109	3,190
Lockheed Martin Corp.	19	5,084
Lowe’s Cos., Inc.	78	6,412
M&T Bank Corp.	18	2,785
Marathon Petroleum Corp.	54	2,729
Marriott International, Inc. Class A	40	3,767
Masco Corp.	88	2,991
MasterCard, Inc. Class A	65	7,311
Maxim Integrated Products, Inc.	53	2,383
McCormick & Co., Inc. Non-Voting Shares	15	1,463
McDonald’s Corp.	60	7,777
McKesson Corp.	22	3,262
Mead Johnson Nutrition Co.	38	3,385
Merck & Co., Inc.	185	11,755
MetLife, Inc.	81	4,278
Mettler-Toledo International, Inc.*	7	3,352
MGM Resorts International	105	2,877
Microchip Technology, Inc.	52	3,837
Micron Technology, Inc.*	107	3,092
Microsoft Corp.	519	34,181
Mohawk Industries, Inc.*	15	3,442
Mondelez International, Inc. Class A	123	5,299
Monsanto Co.	33	3,736
Moody’s Corp.	27	3,025
Morgan Stanley	112	4,798
MSCI, Inc.	30	2,916
National Retail Properties, Inc.	68	2,966
Netflix, Inc.*	32	4,730
Newell Brands, Inc.	68	3,208
Newmont Mining Corp.	95	3,131
NextEra Energy, Inc.	35	4,493
NIKE, Inc. Class B	112	6,242
Noble Energy, Inc.	18	618
Norfolk Southern Corp.	26	2,911
Northrop Grumman Corp.	16	3,805
Nucor Corp.	46	2,747
NVIDIA Corp.	18	1,961
O’Reilly Automotive, Inc.*	14	3,778
Occidental Petroleum Corp.	66	4,182
Omnicom Group, Inc.	40	3,448
Oracle Corp.	196	8,744
PayPal Holdings, Inc.*	95	4,087
People’s United Financial, Inc.	179	3,258
PepsiCo, Inc.	78	8,725
Pfizer, Inc.	408	13,958
PG&E Corp.	52	3,451
Philip Morris International, Inc.	100	11,290
Phillips 66	39	3,090
Pinnacle West Capital Corp.	47	3,919
Pioneer Natural Resources Co.	18	3,352
PNC Financial Services Group, Inc. (The)	38	4,569
Pool Corp.	15	1,790
Portland General Electric Co.	71	3,154
PPG Industries, Inc.	38	3,993
PPL Corp.	77	2,879
Priceline Group, Inc. (The)*	4	7,120
Principal Financial Group, Inc.	57	3,597
Procter & Gamble Co. (The)	169	15,185
Prologis, Inc.	82	4,254
Prudential Financial, Inc.	40	4,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2017

Investments	Shares	Value
Public Service Enterprise Group, Inc.	72	$3,193
Public Storage	18	3,940
QUALCOMM, Inc.	112	6,422
Quintiles IMS Holdings, Inc.*	36	2,899
Raytheon Co.	25	3,812
Realty Income Corp.	52	3,096
Red Hat, Inc.*	41	3,546
Regency Centers Corp.	56	3,718
Regeneron Pharmaceuticals, Inc.*	10	3,875
Regions Financial Corp.	223	3,240
Reynolds American, Inc.	51	3,214
Rockwell Automation, Inc.	25	3,893
Rockwell Collins, Inc.	31	3,012
Roper Technologies, Inc.	16	3,304
Ross Stores, Inc.	52	3,425
S&P Global, Inc.	29	3,791
salesforce.com, Inc.*	60	4,949
SCANA Corp.	45	2,941
Sempra Energy	34	3,757
Service Corp. International	107	3,304
Sherwin-Williams Co. (The)	10	3,102
Shire PLC	75	4,371
Simon Property Group, Inc.	28	4,817
Snap-on, Inc.	14	2,361
Southwest Airlines Co.	50	2,688
Southwest Gas Holdings, Inc.	33	2,736
Starbucks Corp.	118	6,890
State Street Corp.	38	3,025
Stryker Corp.	26	3,423
SunTrust Banks, Inc.	65	3,594
Synchrony Financial	76	2,607
Synopsys, Inc.*	65	4,688
Sysco Corp.	53	2,752
T. Rowe Price Group, Inc.	40	2,726
Target Corp.	57	3,146
Tesla, Inc.*	11	3,061
Texas Instruments, Inc.	71	5,720
Thermo Fisher Scientific, Inc.	34	5,222
Time Warner, Inc.	55	5,374
Tractor Supply Co.	34	2,345
Travelers Cos., Inc. (The)	23	2,772
Twenty-First Century Fox, Inc. Class A	136	4,405
U.S. Bancorp	78	4,017
Union Pacific Corp.	56	5,931
United Continental Holdings, Inc.*	34	2,402
United Parcel Service, Inc. Class B	27	2,897
United Technologies Corp.	49	5,498
UnitedHealth Group, Inc.	62	10,169
Unum Group	66	3,095
Valero Energy Corp.	43	2,850
Ventas, Inc.	53	3,447
Verizon Communications, Inc.	276	13,455
Vertex Pharmaceuticals, Inc.*	33	3,609
Visa, Inc. Class A	122	10,842
Vulcan Materials Co.	20	2,410
W.W. Grainger, Inc.	10	2,328
Wal-Mart Stores, Inc.	96	6,920
Walgreens Boots Alliance, Inc.	59	4,900
Walt Disney Co. (The)	92	10,432
Wells Fargo & Co.	296	16,475
Welltower, Inc.	55	3,895
Western Digital Corp.	31	2,558
Weyerhaeuser Co.	110	3,738
Yahoo!, Inc.*	95	4,409
Zimmer Biomet Holdings, Inc.	25	3,053
Zions Bancorp	77	3,234
Zoetis, Inc.	57	3,042

Total United States		1,486,366

TOTAL COMMON STOCKS (Cost: $2,504,337)		2,576,091

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c) (Cost: $5,508)(d)	5,508	5,508

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $2,509,845)		2,581,599
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.0%		158

NET ASSETS - 100.0%		$2,581,757

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $9,706 and the total market value of the collateral held by the Fund was $10,241. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,733.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2017	BRL	6,956	USD	2,220	$29

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2017

CURRENCY LEGEND

BRL	Brazilian real

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2017

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.0%

United States - 100.0%
WisdomTree Global SmallCap Dividend Fund(a)(b) (Cost: $18,889,841)	802,007	$24,348,933

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c) (Cost: $703,700)(d)	703,700	703,700

TOTAL INVESTMENTS IN SECURITIES - 102.9% (Cost: $19,593,541)		25,052,633
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.9)%		(700,430)

NET ASSETS - 100.0%		$24,352,203

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(d)	At March 31, 2017, the total market value of the Fund’s securities on loan was $689,172 and the total market value of the collateral held by the Fund was $703,700.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2017	AUD	7,588	GBP	4,620	$(12)
4/4/2017	AUD	83	HUF	18,245	—
4/4/2017	AUD	230,584	USD	177,147	1,246
4/4/2017	AUD	230,588	USD	177,147	1,243
4/4/2017	AUD	175,688	USD	134,972	948
4/4/2017	AUD	230,589	USD	177,147	1,242
4/4/2017	AUD	230,588	USD	177,147	1,243
4/4/2017	CHF	23,251	USD	23,263	34
4/4/2017	CHF	17,719	USD	17,728	25
4/4/2017	CHF	23,252	USD	23,263	33
4/4/2017	CHF	23,253	USD	23,263	33
4/4/2017	CHF	23,253	USD	23,263	33
4/4/2017	DKK	153,739	USD	22,014	(98)
4/4/2017	DKK	117,143	USD	16,773	(75)
4/4/2017	DKK	153,745	USD	22,014	(99)
4/4/2017	DKK	153,748	USD	22,014	(99)
4/4/2017	DKK	153,752	USD	22,014	(100)
4/4/2017	EUR	294,169	USD	313,060	(1,569)
4/4/2017	EUR	294,179	USD	313,060	(1,579)
4/4/2017	EUR	224,125	USD	238,525	(1,188)
4/4/2017	EUR	294,183	USD	313,060	(1,583)
4/4/2017	EUR	294,177	USD	313,060	(1,577)
4/4/2017	GBP	239,999	USD	298,906	(1,200)
4/4/2017	GBP	182,860	USD	227,739	(918)
4/4/2017	GBP	240,002	USD	298,906	(1,205)
4/4/2017	GBP	240,006	USD	298,906	(1,209)
4/4/2017	GBP	240,012	USD	298,906	(1,218)
4/4/2017	HUF	869,104	USD	2,997	(13)
4/4/2017	HUF	662,934	USD	2,286	(10)
4/4/2017	HUF	869,061	USD	2,997	(13)
4/4/2017	HUF	869,129	USD	2,997	(13)
4/4/2017	HUF	868,938	USD	2,997	(12)
4/4/2017	ILS	46,847	USD	12,878	(26)
4/4/2017	ILS	46,880	USD	12,878	(35)
4/4/2017	ILS	35,707	USD	9,815	(20)
4/4/2017	ILS	46,847	USD	12,878	(26)
4/4/2017	ILS	46,845	USD	12,878	(25)
4/4/2017	NOK	1,153	ILS	486	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2017	NOK	9,887	PLN	4,566	$1
4/4/2017	NOK	22,063	SEK	23,007	8
4/4/2017	NOK	3,200	TRY	1,353	(1)
4/4/2017	NOK	502,540	USD	60,145	1,635
4/4/2017	NOK	382,920	USD	45,829	1,246
4/4/2017	NOK	502,516	USD	60,145	1,637
4/4/2017	NOK	502,513	USD	60,145	1,638
4/4/2017	NOK	501,526	USD	60,145	1,753
4/4/2017	NOK	31,290	USD	3,641	(2)
4/4/2017	NZD	689	DKK	3,370	3
4/4/2017	NZD	10,860	EUR	7,145	50
4/4/2017	NZD	107,523	USD	77,685	2,521
4/4/2017	NZD	81,922	USD	59,190	1,922
4/4/2017	NZD	107,521	USD	77,685	2,523
4/4/2017	NZD	107,519	USD	77,685	2,524
4/4/2017	NZD	107,521	USD	77,685	2,523
4/4/2017	PHP	1,714,582	USD	33,976	(172)
4/4/2017	PLN	38,488	USD	9,474	(241)
4/4/2017	PLN	29,337	USD	7,221	(184)
4/4/2017	PLN	38,491	USD	9,474	(241)
4/4/2017	PLN	38,492	USD	9,474	(241)
4/4/2017	PLN	38,493	USD	9,474	(242)
4/4/2017	SEK	519,920	USD	57,827	(406)
4/4/2017	SEK	682,349	USD	75,892	(533)
4/4/2017	SEK	682,351	USD	75,892	(534)
4/4/2017	SEK	682,372	USD	75,892	(536)
4/4/2017	SEK	682,372	USD	75,892	(536)
4/4/2017	TRY	55,573	USD	15,181	(75)
4/4/2017	TRY	42,364	USD	11,568	(62)
4/4/2017	TRY	55,591	USD	15,181	(80)
4/4/2017	TRY	55,590	USD	15,181	(80)
4/4/2017	TRY	55,594	USD	15,181	(81)
4/4/2017	USD	5,237	AUD	6,878	10
4/4/2017	USD	176,047	AUD	230,782	5
4/4/2017	USD	176,047	AUD	230,775	—
4/4/2017	USD	176,047	AUD	230,780	3
4/4/2017	USD	176,047	AUD	230,781	5
4/4/2017	USD	134,135	AUD	175,834	—
4/4/2017	USD	688	CHF	676	(13)
4/4/2017	USD	23,119	CHF	23,142	1
4/4/2017	USD	23,119	CHF	23,141	—
4/4/2017	USD	23,119	CHF	23,141	—
4/4/2017	USD	23,119	CHF	23,142	1
4/4/2017	USD	17,616	CHF	17,633	—
4/4/2017	USD	651	DKK	4,448	(11)
4/4/2017	USD	21,877	DKK	152,098	(1)
4/4/2017	USD	21,877	DKK	152,105	—
4/4/2017	USD	21,877	DKK	152,102	(1)
4/4/2017	USD	21,877	DKK	152,102	—
4/4/2017	USD	16,670	DKK	115,902	—
4/4/2017	USD	9,255	EUR	8,499	(165)
4/4/2017	USD	311,117	EUR	290,889	3
4/4/2017	USD	311,117	EUR	290,886	—
4/4/2017	USD	311,117	EUR	290,894	9
4/4/2017	USD	311,117	EUR	290,892	6
4/4/2017	USD	237,042	EUR	221,628	—
4/4/2017	USD	8,836	GBP	7,026	(50)
4/4/2017	USD	297,050	GBP	237,562	9
4/4/2017	USD	297,050	GBP	237,554	—
4/4/2017	USD	297,050	GBP	237,559	6

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2017	USD	297,050	GBP	237,560	$7
4/4/2017	USD	226,327	GBP	180,996	—
4/4/2017	USD	89	HUF	25,280	(1)
4/4/2017	USD	2,978	HUF	859,802	—
4/4/2017	USD	2,978	HUF	859,863	—
4/4/2017	USD	2,978	HUF	859,841	—
4/4/2017	USD	2,978	HUF	859,837	—
4/4/2017	USD	2,273	HUF	656,302	—
4/4/2017	USD	381	ILS	1,375	(2)
4/4/2017	USD	12,798	ILS	46,460	(1)
4/4/2017	USD	12,798	ILS	46,463	—
4/4/2017	USD	12,798	ILS	46,462	—
4/4/2017	USD	12,798	ILS	46,468	1
4/4/2017	USD	9,754	ILS	35,412	—
4/4/2017	USD	1,778	NOK	15,064	(24)
4/4/2017	USD	59,772	NOK	513,350	(3)
4/4/2017	USD	59,772	NOK	513,376	—
4/4/2017	USD	59,772	NOK	513,363	(1)
4/4/2017	USD	59,772	NOK	513,362	(2)
4/4/2017	USD	45,543	NOK	391,164	—
4/4/2017	USD	2,296	NZD	3,261	(17)
4/4/2017	USD	77,203	NZD	110,443	2
4/4/2017	USD	77,203	NZD	110,440	—
4/4/2017	USD	77,203	NZD	110,443	2
4/4/2017	USD	77,203	NZD	110,442	2
4/4/2017	USD	58,822	NZD	84,146	—
4/4/2017	USD	212	PHP	10,636	—
4/4/2017	USD	33,919	PHP	1,703,946	17
4/4/2017	USD	280	PLN	1,094	(4)
4/4/2017	USD	9,415	PLN	37,304	1
4/4/2017	USD	9,415	PLN	37,302	—
4/4/2017	USD	9,415	PLN	37,303	—
4/4/2017	USD	9,415	PLN	37,302	—
4/4/2017	USD	7,177	PLN	28,435	—
4/4/2017	USD	2,244	SEK	19,671	(41)
4/4/2017	USD	75,421	SEK	673,415	4
4/4/2017	USD	75,421	SEK	673,381	—
4/4/2017	USD	75,421	SEK	673,398	2
4/4/2017	USD	75,421	SEK	673,393	1
4/4/2017	USD	57,467	SEK	513,083	—
4/4/2017	USD	449	TRY	1,627	(2)
4/4/2017	USD	15,087	TRY	54,961	1
4/4/2017	USD	15,087	TRY	54,957	—
4/4/2017	USD	15,087	TRY	54,958	—
4/4/2017	USD	15,087	TRY	54,956	—
4/4/2017	USD	11,495	TRY	41,861	(3)
4/5/2017	BRL	503,975	USD	161,244	2,549
4/5/2017	CAD	7,910	JPY	661,811	8
4/5/2017	CAD	234,696	USD	177,243	1,257
4/5/2017	CAD	178,817	USD	135,045	959
4/5/2017	CAD	234,683	USD	177,243	1,267
4/5/2017	CAD	234,682	USD	177,243	1,267
4/5/2017	CAD	234,700	USD	177,243	1,254
4/5/2017	CLP	10,840,496	USD	16,644	272
4/5/2017	CLP	8,259,428	USD	12,700	226
4/5/2017	CLP	10,840,496	USD	16,651	279
4/5/2017	CLP	10,840,496	USD	16,621	249
4/5/2017	CLP	10,840,496	USD	16,653	281
4/5/2017	HKD	1,008,426	USD	129,966	203
4/5/2017	HKD	768,364	USD	99,026	154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/5/2017	HKD	1,008,461	USD	129,966	$198
4/5/2017	HKD	1,008,495	USD	129,966	194
4/5/2017	HKD	1,008,441	USD	129,966	201
4/5/2017	HKD	7,410	USD	954	—
4/5/2017	IDR	887,645,640	USD	66,341	(276)
4/5/2017	JPY	72,037,658	USD	644,795	(1,709)
4/5/2017	JPY	72,039,592	USD	644,795	(1,727)
4/5/2017	JPY	54,886,498	USD	491,277	(1,304)
4/5/2017	JPY	72,041,849	USD	644,795	(1,747)
4/5/2017	JPY	72,037,786	USD	644,795	(1,710)
4/5/2017	KRW	50,245,618	USD	44,436	(484)
4/5/2017	KRW	59,381,182	USD	52,525	(561)
4/5/2017	KRW	59,381,182	USD	52,531	(555)
4/5/2017	KRW	59,381,182	USD	52,531	(555)
4/5/2017	MXN	148,270	USD	7,380	(491)
4/5/2017	MXN	113,076	USD	5,627	(376)
4/5/2017	MXN	148,307	USD	7,380	(493)
4/5/2017	MXN	148,311	USD	7,380	(493)
4/5/2017	MXN	148,312	USD	7,380	(493)
4/5/2017	MYR	641,627	USD	144,001	(908)
4/5/2017	NZD	3,409	JPY	266,170	6
4/5/2017	SGD	69,834	USD	49,938	(40)
4/5/2017	SGD	53,208	USD	38,049	(31)
4/5/2017	SGD	69,836	USD	49,938	(42)
4/5/2017	SGD	69,835	USD	49,938	(41)
4/5/2017	SGD	69,835	USD	49,938	(41)
4/5/2017	THB	9,206,943	USD	263,680	(3,685)
4/5/2017	USD	1,006	BRL	3,151	(14)
4/5/2017	USD	33,126	BRL	105,173	(8)
4/5/2017	USD	33,116	BRL	105,173	1
4/5/2017	USD	33,126	BRL	105,173	(8)
4/5/2017	USD	33,115	BRL	105,173	3
4/5/2017	USD	25,344	BRL	80,132	(111)
4/5/2017	USD	5,240	CAD	7,011	17
4/5/2017	USD	176,143	CAD	234,922	12
4/5/2017	USD	176,143	CAD	234,731	(131)
4/5/2017	USD	176,143	CAD	234,912	5
4/5/2017	USD	176,143	CAD	234,911	4
4/5/2017	USD	134,205	CAD	178,983	4
4/5/2017	USD	494	CLP	327,875	1
4/5/2017	USD	16,269	CLP	10,771,642	(1)
4/5/2017	USD	16,272	CLP	10,771,642	(4)
4/5/2017	USD	16,269	CLP	10,771,642	(1)
4/5/2017	USD	16,264	CLP	10,771,642	4
4/5/2017	USD	12,401	CLP	8,206,969	(6)
4/5/2017	USD	3,842	HKD	29,835	(3)
4/5/2017	USD	129,160	HKD	1,003,767	3
4/5/2017	USD	129,160	HKD	1,003,737	—
4/5/2017	USD	129,160	HKD	1,003,742	—
4/5/2017	USD	129,160	HKD	1,003,747	1
4/5/2017	USD	98,408	HKD	764,778	3
4/5/2017	USD	413	IDR	5,495,237	(1)
4/5/2017	USD	66,203	IDR	882,150,403	2
4/5/2017	USD	19,061	JPY	2,103,749	(181)
4/5/2017	USD	640,793	JPY	71,402,282	9
4/5/2017	USD	640,793	JPY	71,401,193	(1)
4/5/2017	USD	640,793	JPY	71,403,115	17
4/5/2017	USD	640,793	JPY	71,401,769	4
4/5/2017	USD	488,224	JPY	54,402,800	16
4/5/2017	USD	1,260	KRW	1,401,716	(7)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/5/2017	USD	202,994	KRW	226,987,448	$(69)
4/5/2017	USD	218	MXN	4,120	1
4/5/2017	USD	7,335	MXN	138,175	—
4/5/2017	USD	7,335	MXN	138,168	—
4/5/2017	USD	7,335	MXN	138,172	—
4/5/2017	USD	7,335	MXN	138,174	—
4/5/2017	USD	5,589	MXN	105,264	(1)
4/5/2017	USD	899	MYR	3,965	(3)
4/5/2017	USD	144,137	MYR	637,662	(123)
4/5/2017	USD	1,476	SGD	2,056	(4)
4/5/2017	USD	49,628	SGD	69,347	2
4/5/2017	USD	49,628	SGD	69,344	—
4/5/2017	USD	49,628	SGD	69,344	—
4/5/2017	USD	49,628	SGD	69,347	1
4/5/2017	USD	197	SGD	275	—
4/5/2017	USD	37,813	SGD	52,836	—
4/5/2017	USD	1,651	THB	56,751	(3)
4/5/2017	USD	265,762	THB	9,150,192	(45)
4/5/2017	USD	1,186	ZAR	15,133	(58)
4/5/2017	USD	39,882	ZAR	534,879	2
4/5/2017	USD	39,882	ZAR	534,853	—
4/5/2017	USD	39,882	ZAR	534,866	1
4/5/2017	USD	39,882	ZAR	534,734	(9)
4/5/2017	USD	30,387	ZAR	407,452	(5)
4/5/2017	ZAR	31,672	MXN	44,183	(16)
4/5/2017	ZAR	528,148	USD	40,131	749
4/5/2017	ZAR	402,360	USD	30,577	575
4/5/2017	ZAR	528,076	USD	40,131	755
4/5/2017	ZAR	528,076	USD	40,131	755
4/5/2017	ZAR	528,081	USD	40,131	754
4/6/2017	INR	762,106	USD	11,365	(388)
4/6/2017	USD	71	INR	4,627	—
4/6/2017	USD	11,684	INR	757,479	(3)
4/7/2017	TWD	14,773,157	USD	482,389	(4,188)
4/7/2017	USD	3,010	TWD	91,050	(11)
4/7/2017	USD	483,362	TWD	14,682,107	216
5/2/2017	AUD	237,693	USD	181,226	(9)
5/2/2017	AUD	237,682	USD	181,226	(1)
5/2/2017	AUD	237,689	USD	181,226	(6)
5/2/2017	AUD	237,695	USD	181,226	(11)
5/2/2017	AUD	181,094	USD	138,078	(2)
5/2/2017	DKK	147,689	USD	21,271	—
5/2/2017	DKK	147,699	USD	21,271	(1)
5/2/2017	DKK	147,693	USD	21,271	—
5/2/2017	DKK	147,700	USD	21,271	(1)
5/2/2017	DKK	112,563	USD	16,211	(1)
5/2/2017	NZD	112,635	USD	78,677	(4)
5/2/2017	NZD	112,630	USD	78,677	—
5/2/2017	NZD	112,634	USD	78,677	(3)
5/2/2017	NZD	112,634	USD	78,677	(3)
5/2/2017	NZD	85,815	USD	59,945	(1)
5/3/2017	CAD	238,176	USD	178,663	(3)
5/3/2017	CAD	237,995	USD	178,663	133
5/3/2017	CAD	238,172	USD	178,663	—
5/3/2017	CAD	238,182	USD	178,663	(8)
5/3/2017	CAD	181,473	USD	136,125	(5)
5/3/2017	CHF	24,538	USD	24,554	(2)
5/3/2017	CHF	24,537	USD	24,554	(1)
5/3/2017	CHF	24,538	USD	24,554	(2)
5/3/2017	CHF	24,538	USD	24,554	(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
5/3/2017	CHF	18,698	USD	18,711	$—
5/3/2017	EUR	318,693	USD	341,291	(10)
5/3/2017	EUR	318,690	USD	341,291	(7)
5/3/2017	EUR	318,697	USD	341,291	(15)
5/3/2017	EUR	318,702	USD	341,291	(20)
5/3/2017	EUR	242,814	USD	260,034	(5)
5/3/2017	GBP	244,101	USD	305,430	(16)
5/3/2017	GBP	244,092	USD	305,430	(4)
5/3/2017	GBP	244,101	USD	305,430	(16)
5/3/2017	GBP	244,105	USD	305,430	(21)
5/3/2017	GBP	185,977	USD	232,710	(5)
5/3/2017	HUF	857,116	USD	2,971	—
5/3/2017	HUF	857,008	USD	2,971	—
5/3/2017	HUF	857,119	USD	2,971	—
5/3/2017	HUF	857,088	USD	2,971	—
5/3/2017	HUF	653,447	USD	2,265	—
5/3/2017	ILS	47,999	USD	13,231	(2)
5/3/2017	ILS	47,998	USD	13,231	(2)
5/3/2017	ILS	48,003	USD	13,231	(3)
5/3/2017	ILS	48,012	USD	13,231	(5)
5/3/2017	ILS	36,577	USD	10,082	(2)
5/3/2017	NOK	485,656	USD	56,562	—
5/3/2017	NOK	485,670	USD	56,562	(1)
5/3/2017	NOK	485,661	USD	56,562	—
5/3/2017	NOK	485,668	USD	56,562	(1)
5/3/2017	NOK	370,064	USD	43,099	—
5/3/2017	PHP	1,746,206	USD	34,702	(23)
5/3/2017	SEK	675,495	USD	75,755	(6)
5/3/2017	SEK	675,478	USD	75,755	(4)
5/3/2017	SEK	675,474	USD	75,755	(3)
5/3/2017	SEK	675,489	USD	75,755	(5)
5/3/2017	SEK	514,646	USD	57,720	—
5/3/2017	TRY	56,815	USD	15,467	(1)
5/3/2017	TRY	56,819	USD	15,467	(2)
5/3/2017	TRY	56,815	USD	15,467	(1)
5/3/2017	TRY	56,824	USD	15,467	(4)
5/3/2017	TRY	43,280	USD	11,786	3
5/4/2017	BRL	109,718	USD	34,338	17
5/4/2017	BRL	109,718	USD	34,331	10
5/4/2017	BRL	109,718	USD	34,325	4
5/4/2017	BRL	109,718	USD	34,341	20
5/4/2017	BRL	83,595	USD	26,272	122
5/4/2017	CLP	11,799,912	USD	17,798	—
5/4/2017	CLP	11,799,912	USD	17,797	(1)
5/4/2017	CLP	11,799,912	USD	17,795	(3)
5/4/2017	CLP	11,799,912	USD	17,792	(6)
5/4/2017	CLP	8,990,410	USD	13,564	4
5/4/2017	HKD	1,030,728	USD	132,722	(4)
5/4/2017	HKD	1,030,747	USD	132,722	(6)
5/4/2017	HKD	1,030,755	USD	132,722	(7)
5/4/2017	HKD	1,030,738	USD	132,722	(5)
5/4/2017	HKD	785,377	USD	101,126	(6)
5/4/2017	IDR	971,297,875	USD	72,756	—
5/4/2017	INR	830,803	USD	12,778	(5)
5/4/2017	MXN	150,476	USD	7,952	(1)
5/4/2017	MXN	150,474	USD	7,952	(1)
5/4/2017	MXN	150,473	USD	7,952	(1)
5/4/2017	MXN	150,475	USD	7,952	(1)
5/4/2017	MXN	114,686	USD	6,062	1
5/4/2017	MYR	644,606	USD	145,149	(16)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2017

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
5/4/2017	PLN	38,937	USD	9,823	$(2)
5/4/2017	PLN	38,932	USD	9,823	—
5/4/2017	PLN	38,935	USD	9,823	(1)
5/4/2017	PLN	38,934	USD	9,823	(1)
5/4/2017	PLN	29,677	USD	7,488	—
5/4/2017	SGD	73,148	USD	52,353	(8)
5/4/2017	SGD	73,144	USD	52,353	(5)
5/4/2017	SGD	73,150	USD	52,353	(10)
5/4/2017	SGD	73,145	USD	52,353	(6)
5/4/2017	SGD	55,728	USD	39,891	(1)
5/4/2017	THB	8,831,224	USD	256,379	(11)
5/4/2017	TWD	15,353,091	USD	505,793	(302)
5/4/2017	ZAR	535,756	USD	39,743	(5)
5/4/2017	ZAR	535,713	USD	39,743	(2)
5/4/2017	ZAR	535,747	USD	39,743	(5)
5/4/2017	ZAR	535,897	USD	39,743	(16)
5/4/2017	ZAR	408,083	USD	30,281	5
5/8/2017	JPY	72,048,133	USD	647,356	(12)
5/8/2017	JPY	72,049,298	USD	647,356	(22)
5/8/2017	JPY	72,050,981	USD	647,356	(37)
5/8/2017	JPY	72,050,204	USD	647,356	(30)
5/8/2017	JPY	54,896,066	USD	493,227	(26)
5/8/2017	KRW	231,266,247	USD	206,876	69

					$(1,200)

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

HUF	Hungary forint

IDR	Indonesian rupiah

ILS	Israeli New shekel

INR	Indian rupee

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

PLN	Polish zloty

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 3.6%
AP Eagers Ltd.	756	$5,242
Automotive Holdings Group Ltd.(a)	8,314	26,130
Bapcor Ltd.	4,000	17,790
Blackmores Ltd.(a)	321	27,558
Brickworks Ltd.	2,306	25,824
CSR Ltd.	21,533	74,083
Downer EDI Ltd.	16,234	71,704
Event Hospitality and Entertainment Ltd.	3,807	37,464
Fairfax Media Ltd.	69,439	54,296
Genworth Mortgage Insurance Australia Ltd.(a)	19,780	47,380
IRESS Ltd.	4,993	44,602
Mineral Resources Ltd.	1,992	16,336
Navitas Ltd.	11,454	38,708
New Hope Corp., Ltd.	8,828	11,987
OceanaGold Corp.	4,502	13,300
OZ Minerals Ltd.	5,762	34,417
Pact Group Holdings Ltd.	3,184	17,002
Perpetual Ltd.	1,574	62,618
Premier Investments Ltd.	4,230	46,209
Primary Health Care Ltd.	16,792	45,731
Regis Healthcare Ltd.(a)	5,406	18,434
Regis Resources Ltd.	9,800	24,671
Seven Group Holdings Ltd.	14,047	114,766
Sigma Pharmaceuticals Ltd.	17,338	17,062
Sims Metal Management Ltd.(a)	2,976	28,060
Super Retail Group Ltd.	5,993	46,861

Total Australia		968,235

Austria - 0.1%
RHI AG	693	17,792

Belgium - 0.5%
Econocom Group S.A./N.V.	1,952	28,978
Euronav N.V.	10,078	80,810
Ion Beam Applications	454	24,905

Total Belgium		134,693

Brazil - 0.7%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	2,500	10,425
Grendene S.A.	6,362	45,426
Iguatemi Empresa de Shopping Centers S.A.	788	8,141
Mahle-Metal Leve S.A.	4,752	32,479
MRV Engenharia e Participacoes S.A.	4,840	21,891
Qualicorp S.A.	3,715	24,162
Sul America S.A.	3,303	17,363
TOTVS S.A.	2,300	20,103

Total Brazil		179,990

Canada - 3.5%
Aimia, Inc.	7,000	47,239
Canadian Energy Services & Technology Corp.	7,407	40,488
Canadian Western Bank(a)	1,350	29,791
Capital Power Corp.(a)	3,744	73,159
Chemtrade Logistics Income Fund	2,748	38,222
Cogeco Communications, Inc.	550	29,301
Corus Entertainment, Inc. Class B	7,734	75,736
EnerCare, Inc.	3,353	52,219
Enerplus Corp.	11,735	94,239
Intertape Polymer Group, Inc.	1,088	19,074
Laurentian Bank of Canada	702	30,830
Mullen Group Ltd.	3,149	39,904
Nevsun Resources Ltd.	9,692	24,854
New Flyer Industries, Inc.(a)	450	16,561
North West Co., Inc. (The)(a)	2,135	50,764
Pason Systems, Inc.	400	5,762
Russel Metals, Inc.	2,825	55,117
Secure Energy Services, Inc.	3,375	24,800
Superior Plus Corp.(a)	5,254	50,820
TORC Oil & Gas Ltd.	1,500	7,682
TransAlta Corp.	15,981	93,706
Uni-Select, Inc.(a)	338	8,964
Westshore Terminals Investment Corp.	2,231	44,264

Total Canada		953,496

Chile - 0.4%
Engie Energia Chile S.A.	16,996	31,415
Inversiones Aguas Metropolitanas S.A.	13,612	21,371
Ripley Corp. S.A.	29,886	19,362
Vina Concha y Toro S.A.	17,233	29,200

Total Chile		101,348

China - 2.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	18,000	24,134
China Communications Services Corp., Ltd. Class H	72,000	47,157
China National Building Material Co., Ltd. Class H	54,000	34,742
China Southern Airlines Co., Ltd. Class H	28,000	19,384
China Travel International Investment Hong Kong Ltd.	84,000	25,400
CITIC Telecom International Holdings Ltd.	52,000	15,791
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	5,600	19,420
Guangzhou R&F Properties Co., Ltd. Class H	18,400	28,743
Jiangsu Expressway Co., Ltd. Class H	36,000	51,697
Jiangxi Copper Co., Ltd. Class H	27,000	42,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2017

Investments	Shares	Value
Red Star Macalline Group Corp. Ltd. Class H(b)	14,000	$15,529
Shengjing Bank Co., Ltd. Class H(b)	10,500	9,620
Shougang Fushan Resources Group Ltd.	38,000	6,992
Sinopec Engineering Group Co., Ltd. Class H	19,500	20,023
Sinotrans Ltd. Class H	36,000	16,815
SITC International Holdings Co., Ltd.	54,000	37,105
Tianneng Power International Ltd.	14,000	12,718
Weichai Power Co., Ltd. Class H	18,000	31,778
Yuzhou Properties Co., Ltd.	53,000	22,096
Zhejiang Expressway Co., Ltd. Class H	36,000	47,064
Zijin Mining Group Co., Ltd. Class H	108,000	40,023

Total China		568,269

Denmark - 0.5%
Alm Brand A/S	4,257	34,594
Scandinavian Tobacco Group A/S Class A(b)	2,816	49,372
Schouw & Co. AB	256	23,546
Spar Nord Bank A/S	1,692	18,799

Total Denmark		126,311

Finland - 0.3%
Cramo Oyj	539	12,325
Sanoma Oyj	797	6,688
Tikkurila Oyj	911	18,513
Uponor Oyj(a)	1,997	35,477
YIT Oyj(a)	2,179	14,764

Total Finland		87,767

France - 0.8%
Coface S.A.	3,172	23,918
Gaztransport Et Technigaz S.A.	1,659	62,538
IPSOS	862	26,829
Neopost S.A.	2,499	96,194

Total France		209,479

Germany - 1.1%
BayWa AG	633	20,930
ElringKlinger AG(a)	1,580	30,790
Hamburger Hafen und Logistik AG	2,069	38,825
Indus Holding AG	720	46,644
Leoni AG	493	25,439
Pfeiffer Vacuum Technology AG	266	33,600
Sixt SE	480	24,796
Takkt AG	828	19,257
TLG Immobilien AG	1,368	26,724
Wacker Neuson SE	1,781	40,040

Total Germany		307,045

Hong Kong - 0.5%
China High Speed Transmission Equipment Group Co., Ltd.	10,000	11,311
Kowloon Development Co., Ltd.	18,000	18,668
Television Broadcasts Ltd.	27,000	109,091

Total Hong Kong		139,070

Indonesia - 0.3%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	90,800	13,764
Bumitama Agri Ltd.	45,000	25,442
Global Mediacom Tbk PT	360,000	14,048
Indo Tambangraya Megah Tbk PT	16,200	24,558
Tambang Batubara Bukit Asam Persero Tbk PT	17,700	17,533

Total Indonesia		95,345

Ireland - 0.3%
C&C Group PLC	10,659	41,440
Grafton Group PLC	3,939	35,218

Total Ireland		76,658

Israel - 0.4%
Amot Investments Ltd.	8,719	42,004
First International Bank of Israel Ltd.	1,574	25,557
Strauss Group Ltd.	1,831	31,244

Total Israel		98,805

Italy - 2.3%
Anima Holding SpA(b)	8,972	53,738
Banca IFIS SpA	731	28,092
Banca Popolare di Sondrio SCPA	7,441	25,690
BPER Banca	5,233	26,194
Cerved Information Solutions SpA	2,265	21,960
Credito Emiliano SpA	4,577	31,501
ERG SpA	4,267	53,853
Interpump Group SpA	655	15,272
MARR SpA	2,303	50,002
OVS SpA(b)	4,510	28,074
Salini Impregilo SpA	5,950	19,855
Saras SpA	58,070	111,237
Societa Cattolica di Assicurazioni SCRL	655	5,261
Tod’s SpA	942	73,901
Unipol Gruppo Finanziario SpA	20,731	85,942

Total Italy		630,572

Japan - 12.5%
77 Bank Ltd. (The)	3,000	12,977
Adastria Co., Ltd.	1,300	32,351
ADEKA Corp.	2,700	39,302
Ai Holdings Corp.(a)	500	11,868
Aica Kogyo Co., Ltd.	2,400	63,150
Alpine Electronics, Inc.	1,100	15,805
Amano Corp.	1,800	35,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2017

Investments	Shares	Value
AOKI Holdings, Inc.	2,100	$24,292
Arcs Co., Ltd.	1,800	43,017
Ariake Japan Co., Ltd.	300	18,873
Autobacs Seven Co., Ltd.(a)	2,400	35,581
Bic Camera, Inc.(a)	1,800	16,525
Capcom Co., Ltd.(a)	700	13,638
Citizen Watch Co., Ltd.	6,800	43,572
Cocokara fine, Inc.	300	12,990
COOKPAD, Inc.(a)	800	6,749
Cosmo Energy Holdings Co., Ltd.	1,200	20,591
Daikyonishikawa Corp.	1,000	13,093
Daishi Bank Ltd. (The)(a)	3,000	11,873
DCM Holdings Co., Ltd.	3,600	33,180
DMG Mori Co., Ltd.	2,300	35,832
Doutor Nichires Holdings Co., Ltd.	900	17,599
EDION Corp.(a)	2,600	23,870
Exedy Corp.	1,800	51,369
Fancl Corp.(a)	1,100	15,795
Fuji Oil Holdings, Inc.	1,000	23,396
Fujikura Ltd.	2,500	17,971
Fujitec Co., Ltd.	1,200	13,160
GMO Internet, Inc.	1,700	20,077
Gree, Inc.	2,000	12,582
GS Yuasa Corp.	6,000	27,946
H2O Retailing Corp.(a)	1,900	30,521
Hanwa Co., Ltd.	3,000	21,296
Hazama Ando Corp.	2,400	16,132
Heiwado Co., Ltd.	600	14,549
HIS Co., Ltd.(a)	600	14,000
Hokuetsu Kishu Paper Co., Ltd.(a)	4,500	31,338
Hokuhoku Financial Group, Inc.	1,700	26,653
Hyakugo Bank Ltd. (The)	5,000	19,923
Ibiden Co., Ltd.(a)	1,600	24,898
Japan Aviation Electronics Industry Ltd.	1,000	12,824
Juroku Bank Ltd. (The)	7,000	22,552
kabu.com Securities Co., Ltd.	13,500	43,857
Kadokawa Dwango	700	10,026
Kanamoto Co., Ltd.	500	13,448
Keihin Corp.	1,500	24,580
Keiyo Bank Ltd. (The)	3,000	12,950
Kobe Bussan Co., Ltd.	200	7,718
Kumagai Gumi Co., Ltd.	5,000	13,013
KYORIN Holdings, Inc.	1,000	21,098
Kyowa Exeo Corp.	2,000	28,915
Leopalace21 Corp.	3,300	17,029
Lintec Corp.	1,800	38,333
Maeda Road Construction Co., Ltd.	2,000	35,305
Meitec Corp.	900	36,507
Mitsubishi Shokuhin Co., Ltd.	900	27,865
Mitsui Engineering & Shipbuilding Co., Ltd.	16,000	24,697
Mitsui Mining & Smelting Co., Ltd.	9,000	30,611
Mochida Pharmaceutical Co., Ltd.	900	66,715
Nachi-Fujikoshi Corp.	4,000	20,461
Nagase & Co., Ltd.	4,200	58,460
Nanto Bank Ltd. (The)	300	10,971
Nichias Corp.	2,000	20,084
Nihon Unisys Ltd.	2,100	28,646
Nikkon Holdings Co., Ltd.	1,800	38,365
Nippon Flour Mills Co., Ltd.	4,500	66,391
Nippon Gas Co., Ltd.(a)	200	5,824
Nippon Light Metal Holdings Co., Ltd.	14,400	31,661
Nippon Steel & Sumikin Bussan Corp.	1,100	46,199
Nippon Suisan Kaisha Ltd.	2,400	11,954
Nishimatsu Construction Co., Ltd.	6,000	29,507
Nissan Shatai Co., Ltd.	2,700	24,279
Nissha Printing Co., Ltd.(a)	300	7,102
Nisshin Steel Co., Ltd.	3,000	39,415
Nisshinbo Holdings, Inc.	3,500	34,959
Nissin Kogyo Co., Ltd.	1,100	19,704
Noevir Holdings Co., Ltd.	1,000	41,371
NOF Corp.	6,000	63,645
Nomura Co., Ltd.	700	12,319
North Pacific Bank Ltd.	6,800	25,752
NS Solutions Corp.	1,800	38,866
NTN Corp.	9,000	44,746
Ohsho Food Service Corp.	600	22,157
Okamura Corp.	1,900	16,864
Okasan Securities Group, Inc.	6,500	39,608
Oki Electric Industry Co., Ltd.(a)	2,000	28,753
OKUMA Corp.	3,000	31,392
Okumura Corp.	5,000	30,333
Onward Holdings Co., Ltd.(a)	4,000	27,389
Open House Co., Ltd.	600	14,344
Paltac Corp.	1,800	50,076
PanaHome Corp.(a)	5,000	45,769
Paramount Bed Holdings Co., Ltd.	500	20,013
Rengo Co., Ltd.	3,000	17,311
Ryosan Co., Ltd.	900	27,057
Saibu Gas Co., Ltd.	18,000	41,353
San-In Godo Bank Ltd. (The)	1,500	12,008
Sangetsu Corp.	1,000	16,701
Sankyu, Inc.	5,000	30,288
Sanrio Co., Ltd.(a)	2,700	49,551
Senko Co., Ltd.	2,600	16,730
Senshu Ikeda Holdings, Inc.	3,400	14,036
Shimachu Co., Ltd.	900	21,896
Ship Healthcare Holdings, Inc.	600	15,944
Showa Denko K.K.*	3,000	53,442
Starts Corp., Inc.	900	18,771
Sumitomo Warehouse Co., Ltd. (The)	9,000	49,430
T-Gaia Corp.	2,700	46,401
Tadano Ltd.	1,900	22,149
Taiyo Holdings Co., Ltd.	500	21,830
Taiyo Yuden Co., Ltd.(a)	1,400	17,665
TechnoPro Holdings, Inc.	600	23,127
Toagosei Co., Ltd.	1,400	15,956
Toda Corp.	3,000	18,038
Tokai Rika Co., Ltd.	1,900	38,246
Topcon Corp.	900	16,089
Topre Corp.	800	20,799
Toridoll Holdings Corp.	300	6,513
Toshiba Plant Systems & Services Corp.	1,000	14,583
Toyo Ink SC Holdings Co., Ltd.	6,000	28,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2017

Investments	Shares	Value
Toyo Tire & Rubber Co., Ltd.	2,000	$35,897
Toyobo Co., Ltd.	23,000	39,837
Transcosmos, Inc.	800	18,781
TS Tech Co., Ltd.	1,000	26,851
Tsubakimoto Chain Co.	2,000	16,656
UACJ Corp.	5,000	13,102
Ulvac, Inc.	200	9,315
Wacoal Holdings Corp.	3,000	36,992
Yoshinoya Holdings Co., Ltd.(a)	1,800	26,153

Total Japan		3,398,025

Malaysia - 0.5%
AirAsia Bhd	18,700	13,268
Alliance Financial Group Bhd	15,000	13,829
Carlsberg Brewery Malaysia Bhd	7,200	24,404
Dutch Lady Milk Industries Bhd	800	10,380
KPJ Healthcare Bhd	28,800	26,356
Press Metal Bhd	30,000	17,964
QL Resources Bhd	23,000	23,699
Top Glove Corp. Bhd	12,000	13,341

Total Malaysia		143,241

Mexico - 0.1%
Banregio Grupo Financiero S.A.B. de C.V.	4,554	27,011
Grupo Financiero Interacciones S.A. de C.V.	2,100	9,728

Total Mexico		36,739

Netherlands - 0.8%
Arcadis N.V.	2,040	32,248
BE Semiconductor Industries N.V.	718	29,362
Corbion N.V.	1,082	29,678
Flow Traders(b)	1,103	34,849
Refresco Group N.V.(b)	1,690	25,812
TKH Group N.V. CVA	1,290	55,499

Total Netherlands		207,448

New Zealand - 1.6%
Air New Zealand Ltd.	49,082	84,405
Chorus Ltd.	16,181	48,865
Genesis Energy Ltd.	71,446	103,884
Infratil Ltd.	29,717	60,451
Kiwi Property Group Ltd.	41,949	41,787
Mainfreight Ltd.	942	14,876
SKY Network Television Ltd.	8,348	22,876
Trade Me Group Ltd.	17,485	62,703

Total New Zealand		439,847

Norway - 1.1%
AF Gruppen ASA	1,778	31,776
Atea ASA*	4,437	52,176
Austevoll Seafood ASA	10,870	79,732
Kongsberg Gruppen ASA	2,816	43,770
Ocean Yield ASA	5,534	39,304
SpareBank 1 SR-Bank ASA	5,452	40,784

Total Norway		287,542

Philippines - 0.2%
Cebu Air, Inc.	5,950	11,135
Filinvest Land, Inc.	196,000	6,406
Manila Water Co., Inc.	9,000	5,525
Nickel Asia Corp.	144,300	17,486
Vista Land & Lifescapes, Inc.	66,700	6,753

Total Philippines		47,305

Poland - 0.2%
Asseco Poland S.A.	2,474	33,907
Eurocash S.A.	1,675	13,491

Total Poland		47,398

Portugal - 0.6%
Corticeira Amorim SGPS S.A.	1,790	19,145
Semapa-Sociedade de Investimento e Gestao	3,026	46,281
Sonae, SGPS, S.A.*	97,003	98,355

Total Portugal		163,781

Russia - 0.1%
LSR Group PJSC GDR Reg S	11,418	41,904

Singapore - 0.9%
GuocoLand Ltd.	20,700	27,406
Keppel Infrastructure Trust	147,500	53,836
M1 Ltd.(a)	39,400	60,060
United Engineers Ltd.	11,900	24,272
Venture Corp., Ltd.	9,900	81,266

Total Singapore		246,840

South Africa - 0.7%
African Rainbow Minerals Ltd.	2,945	20,878
Assore Ltd.	1,895	34,544
Barloworld Ltd.	3,798	33,792
Coronation Fund Managers Ltd.	8,827	41,631
Harmony Gold Mining Co., Ltd.	6,849	16,779
JSE Ltd.	400	3,844
Santam Ltd.	1,737	32,978

Total South Africa		184,446

South Korea - 0.9%
Bukwang Pharmaceutical Co., Ltd.	463	8,839
Cheil Worldwide, Inc.	875	14,866
Grand Korea Leisure Co., Ltd.	882	17,273
Hansae Co., Ltd.	248	5,378
KEPCO Engineering & Construction Co., Inc.	612	15,159
Korean Reinsurance Co.	1,755	18,205
LIG Nex1 Co., Ltd.	267	18,742
LOTTE Himart Co., Ltd.	452	21,664
LS Corp.	189	10,850
LS Industrial Systems Co., Ltd.	711	30,041
Meritz Securities Co., Ltd.	7,631	25,419
NongShim Co., Ltd.	48	12,834
Paradise Co., Ltd.	941	11,612
SKC Co., Ltd.	471	12,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2017

Investments	Shares	Value
Tongyang Life Insurance Co., Ltd.	1,316	$12,062

Total South Korea		235,916

Spain - 0.1%
Applus Services S.A.	1,007	12,133
Faes Farma S.A.	3,700	13,237
Obrascon Huarte Lain S.A.	1,857	8,525

Total Spain		33,895

Sweden - 1.3%
AddTech AB Class B	1,664	27,677
Bilia AB Class A	1,549	32,096
Clas Ohlson AB Class B	1,300	20,421
Cloetta AB Class B	1,900	7,533
Com Hem Holding AB	2,906	33,427
Hemfosa Fastigheter AB	3,770	33,780
Kungsleden AB(a)	4,343	24,978
Modern Times Group MTG AB Class B	2,336	78,440
Mycronic AB	1,906	19,587
Nobia AB	4,390	45,236
Ratos AB Class B(a)	2,300	10,850
Wihlborgs Fastigheter AB	1,754	33,378

Total Sweden		367,403

Switzerland - 0.5%
EFG International AG*	4,420	27,422
GAM Holding AG*	4,615	56,941
Implenia AG Registered Shares	241	16,927
Valiant Holding AG Registered Shares	307	32,695

Total Switzerland		133,985

Taiwan - 2.0%
Chicony Electronics Co., Ltd.	18,140	46,273
China Airlines Ltd.	137,000	47,635
Eva Airways Corp.	58,000	30,775
Farglory Land Development Co., Ltd.	11,000	14,882
Highwealth Construction Corp.	23,000	40,402
King’s Town Bank Co., Ltd.	36,000	35,772
Makalot Industrial Co., Ltd.	5,000	20,516
Realtek Semiconductor Corp.	18,000	64,365
Ruentex Industries Ltd.	36,000	57,899
Synnex Technology International Corp.	56,700	61,012
Taiwan Secom Co., Ltd.	18,000	53,390
Teco Electric and Machinery Co., Ltd.	36,000	36,602
Transcend Information, Inc.	9,000	29,483
Wan Hai Lines Ltd.	9,000	5,220

Total Taiwan		544,226

Thailand - 1.0%
Bangchak Petroleum PCL (The) NVDR	48,600	46,673
Banpu PCL NVDR	117,057	67,449
BEC World PCL NVDR	23,000	11,647
Jasmine International PCL NVDR	120,900	29,730
Kiatnakin Bank PCL NVDR	11,700	23,664
MK Restaurants Group PCL NVDR	19,100	34,601
Star Petroleum Refining PCL	67,600	25,771
TTW PCL NVDR	80,100	24,709

Total Thailand		264,244

Turkey - 0.3%
Soda Sanayii AS	12,249	20,484
TAV Havalimanlari Holding AS	6,963	27,705
Turk Traktor ve Ziraat Makineleri AS	1,727	38,769

Total Turkey		86,958

United Kingdom - 5.8%
Assura PLC	26,397	19,095
BCA Marketplace PLC	18,393	41,859
BGEO Group PLC	294	11,845
Bodycote PLC	8,512	84,778
Bovis Homes Group PLC	4,163	44,040
Card Factory PLC	19,076	67,983
Carillion PLC(a)	23,255	64,847
Computacenter PLC	3,828	35,685
Cranswick PLC	667	21,343
Crest Nicholson Holdings PLC	8,449	57,368
Debenhams PLC	42,411	28,850
Dignity PLC	747	22,222
Diploma PLC	2,762	36,575
Drax Group PLC	11,212	45,621
Elementis PLC	15,636	56,544
Essentra PLC	6,405	42,048
Fidessa Group PLC	1,310	40,821
Galliford Try PLC	2,899	53,361
Genus PLC	955	20,600
Halfords Group PLC	1,288	5,713
J D Wetherspoon PLC	2,249	26,576
James Halstead PLC	4,239	27,033
JRP Group PLC	12,900	21,212
Kier Group PLC	2,275	38,916
Laird PLC	5,000	9,566
Millennium & Copthorne Hotels PLC	2,828	15,595
Mitchells & Butlers PLC	8,379	25,618
Morgan Advanced Materials PLC	8,539	33,100
Pagegroup PLC	9,647	51,618
PayPoint PLC	1,493	19,136
Pets at Home Group PLC(a)	13,628	31,117
QinetiQ Group PLC	11,496	40,107
Restaurant Group PLC (The)	6,565	27,378
Safestore Holdings PLC	4,894	23,194
Savills PLC	2,489	28,665
Stagecoach Group PLC	24,935	65,291
SuperGroup PLC	1,776	33,001
Synthomer PLC	7,181	42,715
Ted Baker PLC	657	22,675
Telecom Plus PLC	2,015	30,160
Ultra Electronics Holdings PLC	1,239	32,102
Unite Group PLC (The)	3,340	26,583
Vesuvius PLC	9,211	59,951
Victrex PLC	1,562	37,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2017

Investments	Shares	Value
ZPG PLC(b)	2,437	$11,062

Total United Kingdom		1,580,680

United States - 50.9%
AAON, Inc.	662	23,402
AAR Corp.	585	19,674
Aaron’s, Inc.	696	20,699
Abaxis, Inc.	343	16,636
ADTRAN, Inc.	2,233	46,335
Advanced Drainage Systems, Inc.	1,190	26,061
Agree Realty Corp.	1,263	60,573
Albany International Corp. Class A	958	44,116
American Equity Investment Life Holding Co.	1,337	31,593
American States Water Co.	400	17,720
AMERISAFE, Inc.	373	24,208
Andersons, Inc. (The)	1,036	39,264
Apogee Enterprises, Inc.	729	43,456
Applied Industrial Technologies, Inc.	1,961	121,288
Archrock, Inc.	5,734	71,102
Artisan Partners Asset Management, Inc. Class A	3,439	94,916
Astec Industries, Inc.	257	15,804
Astoria Financial Corp.	2,204	45,204
ATN International, Inc.	75	5,282
AZZ, Inc.	675	40,162
Badger Meter, Inc.	978	35,942
BancFirst Corp.	428	38,477
Banner Corp.	865	48,129
Boston Private Financial Holdings, Inc.	3,440	56,416
Brady Corp. Class A	3,131	121,013
Brink’s Co. (The)	1,278	68,309
Brooks Automation, Inc.	3,941	88,278
Buckle, Inc. (The)(a)	4,978	92,591
Cabot Microelectronics Corp.	358	27,426
Calavo Growers, Inc.	550	33,330
Caleres, Inc.	1,645	43,461
California Water Service Group	2,780	99,663
CEB, Inc.	2,170	170,562
Chesapeake Lodging Trust	4,000	95,840
Chesapeake Utilities Corp.	666	46,087
Chico’s FAS, Inc.	7,936	112,691
Children’s Place, Inc. (The)	458	54,983
ClubCorp Holdings, Inc.	5,819	93,395
Coca-Cola Bottling Co. Consolidated	124	25,546
Cogent Communications Holdings, Inc.	3,942	169,703
Comfort Systems USA, Inc.	916	33,571
Commercial Metals Co.	8,247	157,765
CONMED Corp.	1,227	54,491
Consolidated Communications Holdings, Inc.	6,902	161,645
Core-Mark Holding Co., Inc.	1,046	32,625
CoreCivic, Inc.	18,046	567,005
Coty, Inc. Class A	1,010	18,311
CSG Systems International, Inc.	1,432	54,144
Cubic Corp.	441	23,285
CVR Energy, Inc.(a)	19,940	400,395
Dean Foods Co.	2,265	44,530
Delek U.S. Holdings, Inc.	4,307	104,531
DiamondRock Hospitality Co.	14,649	163,336
Diebold Nixdorf, Inc.	6,882	211,277
DineEquity, Inc.	2,350	127,887
DSW, Inc. Class A	6,314	130,574
Ebix, Inc.(a)	828	50,715
EnPro Industries, Inc.	636	45,258
Ensign Group, Inc. (The)	1,109	20,849
ESCO Technologies, Inc.	612	35,557
Exponent, Inc.	787	46,866
FBL Financial Group, Inc. Class A	783	51,247
Fidelity & Guaranty Life(a)	1,586	44,091
Financial Engines, Inc.	1,030	44,856
Finish Line, Inc. (The) Class A	1,889	26,880
First Financial Bancorp	2,402	65,935
First Merchants Corp.	1,158	45,533
First Midwest Bancorp, Inc.	2,213	52,404
Forward Air Corp.	931	44,288
Four Corners Property Trust, Inc.	3,362	76,754
Franklin Street Properties Corp.	8,580	104,161
GATX Corp.(a)	3,122	190,317
Geo Group, Inc. (The)	10,321	478,585
Global Net Lease, Inc.	6,951	167,380
Government Properties Income Trust(a)	8,387	175,540
Green Plains, Inc.	1,493	36,952
Greenbrier Cos., Inc. (The)(a)	1,334	57,495
Greif, Inc. Class A	1,847	101,751
Group 1 Automotive, Inc.	761	56,375
Heartland Express, Inc.	973	19,509
Herman Miller, Inc.	2,837	89,507
HNI Corp.	2,499	115,179
Horace Mann Educators Corp.	1,450	59,522
Independent Bank Corp.	801	52,065
Infinity Property & Casualty Corp.	469	44,789
Innospec, Inc.	567	36,713
Insperity, Inc.	955	84,661
Inter Parfums, Inc.	1,315	48,063
Kaiser Aluminum Corp.	346	27,645
Kaman Corp.	1,124	54,098
KapStone Paper and Packaging Corp.	4,062	93,832
KB Home	1,753	34,850
Knoll, Inc.	3,067	73,025
Korn/Ferry International	2,289	72,081
Kronos Worldwide, Inc.	18,758	308,194
La-Z-Boy, Inc.	2,005	54,135
LegacyTexas Financial Group, Inc.	1,227	48,957
ManTech International Corp. Class A	1,031	35,704
Matson, Inc.	483	15,340
MDC Holdings, Inc.	4,573	137,419
Metaldyne Performance Group, Inc.	3,331	76,113
Methode Electronics, Inc.	732	33,379
Mobile Mini, Inc.	2,708	82,594
Monmouth Real Estate Investment Corp. Class A	4,349	62,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2017

Investments	Shares	Value
Monogram Residential Trust, Inc.	6,882	$68,614
Mueller Industries, Inc.	1,430	48,949
National CineMedia, Inc.	8,670	109,502
National HealthCare Corp.	882	62,887
NBT Bancorp, Inc.	1,646	61,017
Neenah Paper, Inc.	612	45,716
Nelnet, Inc. Class A	499	21,886
New Senior Investment Group, Inc.	11,289	115,148
Nexstar Media Group, Inc. Class A	1,227	86,074
NIC, Inc.	3,262	65,892
Northwest Bancshares, Inc.	5,077	85,497
Northwest Natural Gas Co.	1,880	111,108
NRG Yield, Inc. Class C	7,347	130,042
Otter Tail Corp.	2,852	108,091
Oxford Industries, Inc.	620	35,501
Park National Corp.	795	83,634
PH Glatfelter Co.	2,083	45,284
Plantronics, Inc.	779	42,152
Potlatch Corp.	2,438	111,417
Power Integrations, Inc.	756	49,707
Provident Financial Services, Inc.	3,003	77,628
Quad/Graphics, Inc.	3,303	83,368
Quaker Chemical Corp.	387	50,952
Ramco-Gershenson Properties Trust	5,929	83,125
Renasant Corp.	1,384	54,931
Rexford Industrial Realty, Inc.	2,103	47,360
RR Donnelley & Sons Co.	19,467	235,745
S&T Bancorp, Inc.	1,301	45,015
Sabra Health Care REIT, Inc.	5,841	163,139
Safety Insurance Group, Inc.	861	60,356
Saul Centers, Inc.	882	54,349
Scholastic Corp.	1,209	51,467
Schweitzer-Mauduit International, Inc.	1,900	78,698
Seritage Growth Properties Class A(a)	840	36,246
ServisFirst Bancshares, Inc.	594	21,610
Shenandoah Telecommunications Co.	1,117	31,332
SkyWest, Inc.	998	34,182
Sonic Corp.	944	23,940
South State Corp.	588	52,538
SpartanNash Co.	1,651	57,768
STAG Industrial, Inc.	5,334	133,457
Standard Motor Products, Inc.	591	29,042
Standex International Corp.	252	25,238
State Auto Financial Corp.	947	25,995
Steelcase, Inc. Class A	6,912	115,776
Stepan Co.	693	54,615
Stewart Information Services Corp.	804	35,521
Sturm Ruger & Co., Inc.(a)	1,140	61,047
Summit Hotel Properties, Inc.	4,701	75,122
TeleTech Holdings, Inc.	1,574	46,590
Tennant Co.	567	41,193
TerraForm Power, Inc. Class A*	4,267	52,783
Terreno Realty Corp.	2,000	56,000
Time, Inc.	12,714	246,016
Tompkins Financial Corp.	356	28,676
Tootsie Roll Industries, Inc.(a)	1,109	41,433
Towne Bank	1,477	47,855
Triumph Group, Inc.	811	20,883
Trustmark Corp.	3,010	95,688
U.S. Ecology, Inc.	828	38,792
Union Bankshares Corp.	1,726	60,721
United Community Banks, Inc.	1,136	31,456
United Fire Group, Inc.	900	38,493
Universal Corp.	1,878	132,868
Waddell & Reed Financial, Inc. Class A	11,253	191,301
Watts Water Technologies, Inc. Class A	738	46,014
WD-40 Co.	531	57,852
Weis Markets, Inc.	1,377	82,138
Werner Enterprises, Inc.	1,706	44,697
WesBanco, Inc.	1,658	63,186
West Corp.	7,192	175,629
Westamerica Bancorporation	1,119	62,474
Windstream Holdings, Inc.(a)	13,956	76,060
Xenia Hotels & Resorts, Inc.	10,045	171,468
Xperi Corp.	2,186	74,215

Total United States		13,806,093

TOTAL COMMON STOCKS (Cost: $22,550,162)		26,992,791

RIGHTS - 0.0%

Australia - 0.0%
Downer EDI Ltd., expiring 4/11/17*	6,494	60

United Kingdom - 0.0%
Laird PLC, expiring 4/3/17*	4,000	3,476

TOTAL RIGHTS (Cost: $2,703)		3,536

EXCHANGE-TRADED NOTE - 0.1%

United States - 0.1%
iPath MSCI India Index ETN* (Cost: $24,585)	405	30,282

	Principal Amount
CORPORATE BONDS - 0.0%

United States - 0.0%
Mueller Industries, Inc.
6.00%, 3/1/27 (Cost: $7,000)	$7,000	6,982

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%

	Shares

United States - 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c) (Cost: $1,512,927)(d)	1,512,927	1,512,927

TOTAL INVESTMENTS IN SECURITIES - 105.2% (Cost: $24,097,377)		28,546,518
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.2)%		(1,403,052)

NET ASSETS - 100.0%		$27,143,466

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2017

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $1,994,909 and the total market value of the collateral held by the Fund was $2,073,438. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $560,511.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/3/2017	USD	5,454	IDR	72,596,028	$(6)

CURRENCY LEGEND

IDR	Indonesian rupiah

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.2%

Brazil - 3.6%
Embraer S.A.	10,461	$57,298
Iochpe Maxion S.A.	7,728	40,576
JBS S.A.	15,816	50,861
Tupy S.A.	6,800	31,591
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,102	14,962

Total Brazil		195,288

Chile - 0.3%
Vina Concha y Toro S.A.	9,293	15,746

China - 3.1%
COSCO SHIPPING Holdings Co., Ltd. Class H*(a)	91,000	41,686
Minth Group Ltd.	14,000	56,385
Semiconductor Manufacturing International Corp.*	23,400	28,966
WH Group Ltd.(b)	44,500	38,365

Total China		165,402

Hong Kong - 0.9%
China High Speed Transmission Equipment Group Co., Ltd.	43,000	48,635

India - 22.4%
Aurobindo Pharma Ltd.	6,218	64,655
Bharat Forge Ltd.	3,639	58,400
Cadila Healthcare Ltd.	8,129	55,333
Cipla Ltd.	4,907	44,808
Cyient Ltd.	2,342	16,861
Dishman Pharmaceuticals & Chemicals Ltd.	9,356	41,597
Divi’s Laboratories Ltd.*	2,608	25,056
Dr Reddy’s Laboratories Ltd. ADR	649	26,057
Dr. Reddy’s Laboratories Ltd.	821	33,282
eClerx Services Ltd.	539	11,708
Firstsource Solutions Ltd.*	24,512	15,741
Glenmark Pharmaceuticals Ltd.	4,147	54,418
Granules India Ltd.	9,695	20,731
HCL Technologies Ltd.	2,549	34,338
Hexaware Technologies Ltd.	4,295	14,217
Himatsingka Seide Ltd.	3,019	15,970
Infosys Ltd.	2,807	44,190
Infosys Ltd. ADR	2,244	35,455
Jubilant Life Sciences Ltd.	2,240	27,590
KPIT Technologies Ltd.	8,810	17,597
Larsen & Toubro Infotech Ltd.(b)	700	7,706
Lupin Ltd.	3,051	67,903
Mindtree Ltd.	1,984	13,839
Mphasis Ltd.	1,600	14,289
Natco Pharma Ltd.	3,527	46,125
NIIT Technologies Ltd.	3,629	24,344
Oracle Financial Services Software Ltd.	107	6,288
Persistent Systems Ltd.	1,185	10,871
Strides Shasun Ltd.	2,091	35,373
Sun Pharmaceutical Industries Ltd.	8,341	88,394
Suven Life Sciences Ltd.	5,251	13,375
Tata Coffee Ltd.	7,587	14,745
Tata Consultancy Services Ltd.	889	33,293
Tata Elxsi Ltd.	137	3,091
Tata Global Beverages Ltd.	12,989	30,115
Tata Motors Ltd.	6,370	45,699
Tech Mahindra Ltd.	2,661	18,816
Wipro Ltd.	2,675	21,244
Wipro Ltd. ADR(a)	505	5,166
Wockhardt Ltd.	3,944	43,686

Total India		1,202,366

Malaysia - 2.0%
Genting Malaysia Bhd	30,700	37,807
MISC Bhd	27,300	45,156
Supermax Corp. Bhd	2,000	899
VS Industry Bhd	52,900	20,679

Total Malaysia		104,541

Mexico - 5.0%
Alfa S.A.B. de C.V. Class A	33,500	48,736
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*	39,707	55,173
Genomma Lab Internacional S.A.B. de C.V. Class B*	21,459	25,465
Gruma S.A.B. de C.V. Class B	3,193	44,673
Grupo Bimbo S.A.B. de C.V. Series A	11,820	29,239
Grupo Comercial Chedraui S.A. de C.V.	17,118	36,646
Industrias Bachoco S.A.B. de C.V. Series B	4,545	20,505
Nemak S.A.B. de C.V.(b)	9,376	10,394

Total Mexico		270,831

Philippines - 0.6%
International Container Terminal Services, Inc.	17,990	32,233

Poland - 0.5%
CD Projekt S.A.*	1,539	28,823

Singapore - 1.1%
IGG, Inc.	43,000	59,646

South Africa - 0.4%
DataTec Ltd.	5,502	21,177

South Korea - 26.1%
AeroSpace Technology of Korea, Inc.*	790	11,126
Chabiotech Co., Ltd.*	1,570	18,602
Dongkuk Structures & Construction Co., Ltd.	7,737	40,750
Doosan Corp.	381	32,264
Doosan Heavy Industries & Construction Co., Ltd.	1,961	41,998
Doosan Infracore Co., Ltd.*	4,173	35,151
Gamevil, Inc.*	46	2,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

March 31, 2017

Investments	Shares	Value
Genexine Co., Ltd.*	165	$6,123
Halla Holdings Corp.	721	42,875
Hankook Tire Co., Ltd.	719	35,040
Hansae Co., Ltd.	2,446	53,041
Homecast Co., Ltd.*	2,665	23,640
Humax Co., Ltd.	1,244	13,238
Hyundai Corp.	435	8,363
Hyundai Glovis Co., Ltd.	317	41,670
Hyundai Merchant Marine Co., Ltd.*	6,903	50,925
Hyundai Motor Co.	694	97,742
i-SENS, Inc.	221	5,820
Innocean Worldwide, Inc.	788	43,406
Kia Motors Corp.	1,330	44,064
Koh Young Technology, Inc.	401	18,395
Kumho Tire Co., Inc.*	2,860	21,841
LG Electronics, Inc.	904	54,888
LS Corp.	1,003	57,581
Mando Corp.	166	38,520
NCSoft Corp.	93	25,364
Nexen Tire Corp.	1,827	22,872
S&T Motiv Co., Ltd.	1,036	45,903
Samsung Electronics Co., Ltd.	177	326,049
SK Hynix, Inc.	1,490	67,285
SL Corp.	2,317	40,195
Sung Kwang Bend Co., Ltd.	3,807	35,745

Total South Korea		1,402,738

Taiwan - 31.2%
Accton Technology Corp.	14,000	30,868
Acer, Inc.*	50,000	23,729
Adlink Technology, Inc.	5,223	11,671
Advanced Semiconductor Engineering, Inc.	22,655	28,932
Advantech Co., Ltd.	2,000	16,742
Aerospace Industrial Development Corp.	20,000	25,311
Alpha Networks, Inc.	31,000	24,111
Asia Optical Co., Inc.*	19,000	32,499
Asustek Computer, Inc.	3,000	29,661
Bizlink Holding, Inc.	5,638	32,053
Career Technology MFG. Co., Ltd.	15,000	9,813
Casetek Holdings Ltd.	2,000	6,657
Catcher Technology Co., Ltd.	3,000	29,661
Cheng Uei Precision Industry Co., Ltd.	1,000	1,295
China Airlines Ltd.	101,000	35,117
CMC Magnetics Corp.*	78,000	10,180
Compal Electronics, Inc.	20,000	13,051
Cub Elecparts, Inc.	5,498	47,202
CyberTAN Technology, Inc.	16,000	10,863
Delta Electronics, Inc.	5,000	26,778
Eclat Textile Co., Ltd.	2,022	20,258
Eva Airways Corp.	73,250	38,867
Evergreen Marine Corp. Taiwan Ltd.*	74,000	34,631
Feng TAY Enterprise Co., Ltd.	4,920	19,620
FLEXium Interconnect, Inc.	3,000	10,431
Foxsemicon Integrated Technology, Inc.	4,000	15,556
General Interface Solution Holding Ltd.	5,000	23,976
Getac Technology Corp.	22,000	31,612
Global Unichip Corp.	5,000	16,726
Hon Hai Precision Industry Co., Ltd.	30,700	92,072
Hota Industrial Manufacturing Co., Ltd.	7,085	29,655
IEI Integration Corp.	6,000	9,472
Inventec Corp.	10,000	7,498
Iron Force Industrial Co., Ltd.	5,000	28,755
Kenda Rubber Industrial Co., Ltd.	8,320	13,820
King Slide Works Co., Ltd.	3,000	43,009
Kinpo Electronics, Inc.	56,000	21,870
Lite-On Technology Corp.	13,219	22,785
Makalot Industrial Co., Ltd.	8,419	34,544
Micro-Star International Co., Ltd.	12,000	27,921
Nan Kang Rubber Tire Co., Ltd.	20,000	19,544
Nien Made Enterprise Co., Ltd.	5,000	46,634
Orient Semiconductor Electronics Ltd.*	14,000	4,799
Pegatron Corp.	6,000	17,757
Pihsiang Machinery Manufacturing Co., Ltd.*	5,000	10,019
Posiflex Technology, Inc.	2,239	12,581
Pou Chen Corp.	31,000	42,910
Primax Electronics Ltd.	13,000	21,315
Qisda Corp.	54,000	31,322
Quanta Computer, Inc.	12,000	24,401
Ritek Corp.*	59,000	10,967
ScinoPharm Taiwan Ltd.	11,560	16,497
ShunSin Technology Holding Ltd.	3,000	10,184
Siliconware Precision Industries Co., Ltd.	15,000	24,471
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	199,324
Tong Yang Industry Co., Ltd.	21,000	36,474
TPK Holding Co., Ltd.*	7,000	24,570
TYC Brother Industrial Co., Ltd.	35,000	38,181
Unitech Printed Circuit Board Corp.	16,000	6,328
Visual Photonics Epitaxy Co., Ltd.	5,750	10,802
Vivotek, Inc.	4,664	13,219
Wistron NeWeb Corp.	4,360	12,257
Yang Ming Marine Transport Corp.*	105,000	24,189
Zeng Hsing Industrial Co., Ltd.	2,000	10,283
Zhen Ding Technology Holding Ltd.	2,000	4,700
Zinwell Corp.	9,000	10,040

Total Taiwan		1,673,040

Thailand - 1.5%
Delta Electronics Thailand PCL NVDR	8,700	22,154
Thai Union Group PCL NVDR	96,700	60,222

Total Thailand		82,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

March 31, 2017

Investments	Shares	Value
Turkey - 0.5%
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	11,437	$25,502

TOTAL COMMON STOCKS (Cost: $4,891,863)		5,328,344

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c) (Cost: $45,717)(d)	45,717	45,717

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $4,937,580)		5,374,061
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.1)%		(4,198)

NET ASSETS - 100.0%		$5,369,863

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(d)	At March 31, 2017, the total market value of the Fund’s securities on loan was $42,162 and the total market value of the collateral held by the Fund was $45,717.

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Domestic Economy Fund (WUSA)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	18	$3,605
Northrop Grumman Corp.	61	14,508
Spirit AeroSystems Holdings, Inc. Class A	63	3,649

Total Aerospace & Defense		21,762

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	46	3,555

Airlines - 1.0%
Alaska Air Group, Inc.	58	5,349
Southwest Airlines Co.	307	16,504

Total Airlines		21,853

Automobiles - 0.1%
Thor Industries, Inc.	19	1,827

Banks - 12.6%
Bank of America Corp.	2,905	68,529
Bank of the Ozarks, Inc.	22	1,144
BB&T Corp.	235	10,504
BOK Financial Corp.	13	1,017
Citizens Financial Group, Inc.	141	4,872
Comerica, Inc.	34	2,332
Commerce Bancshares, Inc.	21	1,179
Cullen/Frost Bankers, Inc.	15	1,335
East West Bancorp, Inc.	36	1,858
Fifth Third Bancorp	277	7,036
First Republic Bank	33	3,096
Huntington Bancshares, Inc.	226	3,026
KeyCorp	208	3,698
M&T Bank Corp.	37	5,725
PacWest Bancorp	30	1,598
People’s United Financial, Inc.	67	1,219
PNC Financial Services Group, Inc. (The)	144	17,315
Prosperity Bancshares, Inc.	18	1,255
Regions Financial Corp.	358	5,202
Signature Bank*	13	1,929
SunTrust Banks, Inc.	156	8,627
SVB Financial Group*	9	1,675
Synovus Financial Corp.	25	1,025
U.S. Bancorp	511	26,316
Webster Financial Corp.	16	801
Wells Fargo & Co.	1,413	78,648
Western Alliance Bancorp*	24	1,178
Zions Bancorp	67	2,814

Total Banks		264,953

Beverages - 0.8%
Constellation Brands, Inc. Class A	61	9,886
Dr. Pepper Snapple Group, Inc.	64	6,267

Total Beverages		16,153

Biotechnology - 0.6%
Incyte Corp.*	6	802
Regeneron Pharmaceuticals, Inc.*	18	6,975
United Therapeutics Corp.*	33	4,468

Total Biotechnology		12,245

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	48	2,921
Lennox International, Inc.	10	1,673

Total Building Products		4,594

Capital Markets - 2.0%
Ameriprise Financial, Inc.	46	5,965
CBOE Holdings, Inc.	13	1,054
Charles Schwab Corp. (The)	210	8,570
CME Group, Inc.	69	8,197
E*TRADE Financial Corp.*	82	2,861
Eaton Vance Corp.	22	989
MarketAxess Holdings, Inc.	3	563
Raymond James Financial, Inc.	34	2,593
SEI Investments Co.	30	1,513
T. Rowe Price Group, Inc.	75	5,111
TD Ameritrade Holding Corp.	111	4,314

Total Capital Markets		41,730

Chemicals - 0.4%
Scotts Miracle-Gro Co. (The)	20	1,868
Sherwin-Williams Co. (The)	24	7,444

Total Chemicals		9,312

Commercial Services & Supplies - 1.1%
Cintas Corp.	30	3,796
Copart, Inc.*	39	2,416
KAR Auction Services, Inc.	60	2,620
Republic Services, Inc.	78	4,899
Rollins, Inc.	36	1,337
Waste Management, Inc.	123	8,969

Total Commercial Services & Supplies		24,037

Communications Equipment - 0.2%
Harris Corp.	45	5,007

Construction Materials - 0.4%
Eagle Materials, Inc.	15	1,457
Martin Marietta Materials, Inc.	15	3,274
Vulcan Materials Co.	27	3,253

Total Construction Materials		7,984

Consumer Finance - 2.2%
Ally Financial, Inc.	238	4,839
Capital One Financial Corp.	181	15,685
Discover Financial Services	165	11,284
Santander Consumer USA Holdings, Inc.*	262	3,490
SLM Corp.*	88	1,065
Synchrony Financial	310	10,633

Total Consumer Finance		46,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

March 31, 2017

Investments	Shares	Value
Containers & Packaging - 0.2%
Packaging Corp. of America	37	$3,390
WestRock Co.	28	1,457

Total Containers & Packaging		4,847

Distributors - 0.2%
Genuine Parts Co.	49	4,528

Diversified Consumer Services - 0.2%
Service Corp. International	58	1,791
ServiceMaster Global Holdings, Inc.*	30	1,253

Total Diversified Consumer Services		3,044

Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B*	474	79,006
Leucadia National Corp.	15	390

Total Diversified Financial Services		79,396

Diversified Telecommunication Services - 9.5%
AT&T, Inc.	2,264	94,069
CenturyLink, Inc.	207	4,879
Verizon Communications, Inc.	2,086	101,693

Total Diversified Telecommunication Services		200,641

Electric Utilities - 3.2%
Alliant Energy Corp.	39	1,545
American Electric Power Co., Inc.	36	2,417
Avangrid, Inc.	57	2,436
Duke Energy Corp.	120	9,841
Edison International	67	5,334
Eversource Energy	63	3,703
Exelon Corp.	123	4,426
Great Plains Energy, Inc.	50	1,461
NextEra Energy, Inc.	88	11,297
OGE Energy Corp.	31	1,084
PG&E Corp.	105	6,968
Pinnacle West Capital Corp.	22	1,834
Southern Co. (The)	198	9,856
Westar Energy, Inc.	22	1,194
Xcel Energy, Inc.	105	4,667

Total Electric Utilities		68,063

Electrical Equipment - 0.2%
Acuity Brands, Inc.	9	1,836
Hubbell, Inc.	18	2,161

Total Electrical Equipment		3,997

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	58	3,347

Equity Real Estate Investment Trusts (REITs) - 5.2%
American Campus Communities, Inc.	12	571
Apartment Investment & Management Co. Class A	49	2,173
AvalonBay Communities, Inc.	28	5,141
Boston Properties, Inc.	19	2,516
Brixmor Property Group, Inc.	58	1,245
Camden Property Trust	28	2,253
Colony NorthStar, Inc. Class A	30	387
Crown Castle International Corp.	19	1,795
DDR Corp.	6	75
Douglas Emmett, Inc.	7	269
Duke Realty Corp.	64	1,681
Equity LifeStyle Properties, Inc.	12	925
Equity Residential	337	20,968
Essex Property Trust, Inc.	9	2,084
Extra Space Storage, Inc.	25	1,860
Federal Realty Investment Trust	9	1,201
Forest City Realty Trust, Inc. Class A	72	1,568
Gaming and Leisure Properties, Inc.	43	1,437
GGP, Inc.	276	6,398
HCP, Inc.	7	219
Highwoods Properties, Inc.	9	442
Hospitality Properties Trust	16	504
Host Hotels & Resorts, Inc.	210	3,919
Hudson Pacific Properties, Inc.	6	208
Kilroy Realty Corp.	21	1,514
Kimco Realty Corp.	70	1,546
Lamar Advertising Co. Class A	16	1,196
Liberty Property Trust	43	1,658
Macerich Co. (The)	37	2,383
Mid-America Apartment Communities, Inc.	12	1,221
National Retail Properties, Inc.	25	1,090
Omega Healthcare Investors, Inc.	54	1,781
Prologis, Inc.	131	6,796
Public Storage	25	5,473
Realty Income Corp.	25	1,488
Regency Centers Corp.	13	863
SBA Communications Corp.*	6	722
Simon Property Group, Inc.	52	8,946
SL Green Realty Corp.	10	1,066
Spirit Realty Capital, Inc.	39	395
Sun Communities, Inc.	6	482
UDR, Inc.	43	1,559
Ventas, Inc.	51	3,317
Vornado Realty Trust	37	3,711
Welltower, Inc.	46	3,258

Total Equity Real Estate Investment Trusts (REITs)		110,304

Food & Staples Retailing - 3.3%
CVS Health Corp.	508	39,878
Kroger Co. (The)	544	16,042
Rite Aid Corp.*	127	540
Sysco Corp.	135	7,009
US Foods Holding Corp.*	57	1,595
Whole Foods Market, Inc.	112	3,329

Total Food & Staples Retailing		68,393

Food Products - 2.1%
Campbell Soup Co.	80	4,579
Conagra Brands, Inc.	91	3,671
Hershey Co. (The)	42	4,588
Hormel Foods Corp.	192	6,649
J.M. Smucker Co. (The)	36	4,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

March 31, 2017

Investments	Shares	Value
Pilgrim’s Pride Corp.	126	$2,836
Pinnacle Foods, Inc.	28	1,620
Post Holdings, Inc.*	3	263
Tyson Foods, Inc. Class A	207	12,774
WhiteWave Foods Co. (The)*	27	1,516

Total Food Products		43,215

Gas Utilities - 0.1%
Atmos Energy Corp.	19	1,501

Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc.*	1	125

Health Care Providers & Services - 10.1%
Aetna, Inc.	133	16,964
Anthem, Inc.	115	19,019
Cardinal Health, Inc.	123	10,031
Centene Corp.*	66	4,703
Cigna Corp.	87	12,745
DaVita, Inc.*	130	8,836
Envision Healthcare Corp.*	19	1,165
Express Scripts Holding Co.*	397	26,166
HCA Holdings, Inc.*	240	21,358
Humana, Inc.	22	4,535
Laboratory Corp. of America Holdings*	33	4,734
McKesson Corp.	101	14,974
MEDNAX, Inc.*	37	2,567
Quest Diagnostics, Inc.	51	5,008
UnitedHealth Group, Inc.	315	51,663
Universal Health Services, Inc. Class B	37	4,605
VCA, Inc.*	30	2,745
WellCare Health Plans, Inc.*	12	1,682

Total Health Care Providers & Services		213,500

Health Care Technology - 0.2%
Cerner Corp.*	78	4,590

Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc.*	1	446
Darden Restaurants, Inc.	45	3,765
Domino’s Pizza, Inc.	7	1,290
Hilton Worldwide Holdings, Inc.	64	3,741
Marriott International, Inc. Class A	58	5,463
Panera Bread Co. Class A*	4	1,048
Six Flags Entertainment Corp.	17	1,011
Vail Resorts, Inc.	6	1,151

Total Hotels, Restaurants & Leisure		17,915

Household Durables - 1.2%
D.R. Horton, Inc.	223	7,428
Lennar Corp. Class A	136	6,962
NVR, Inc.*	1	2,107
PulteGroup, Inc.	204	4,804
Toll Brothers, Inc.*	109	3,936

Total Household Durables		25,237

Household Products - 0.4%
Church & Dwight Co., Inc.	61	3,042
Clorox Co. (The)	31	4,180

Total Household Products		7,222

Insurance - 3.5%
Allstate Corp. (The)	103	8,394
American Financial Group, Inc.	34	3,244
Assurant, Inc.	22	2,105
Brown & Brown, Inc.	49	2,044
Cincinnati Financial Corp.	40	2,891
CNA Financial Corp.	91	4,019
Erie Indemnity Co. Class A	7	859
FNF Group	84	3,271
Hartford Financial Services Group, Inc. (The)	93	4,471
Lincoln National Corp.	88	5,760
Loews Corp.	72	3,367
Old Republic International Corp.	108	2,212
Principal Financial Group, Inc.	94	5,932
Progressive Corp. (The)	133	5,211
Torchmark Corp.	36	2,773
Travelers Cos., Inc. (The)	111	13,380
Unum Group	93	4,361

Total Insurance		74,294

Internet Software & Services - 0.0%
CoStar Group, Inc.*	1	207

IT Services - 1.7%
Automatic Data Processing, Inc.	105	10,751
Booz Allen Hamilton Holding Corp.	51	1,805
Broadridge Financial Solutions, Inc.	31	2,106
First Data Corp. Class A*	169	2,620
Fiserv, Inc.*	60	6,919
Jack Henry & Associates, Inc.	22	2,048
Leidos Holdings, Inc.	45	2,301
Paychex, Inc.	99	5,831
Vantiv, Inc. Class A*	28	1,795

Total IT Services		36,176

Media - 6.4%
CBS Corp. Class B Non-Voting Shares	157	10,890
Charter Communications, Inc. Class A*	87	28,477
Comcast Corp. Class A	1,657	62,287
DISH Network Corp. Class A*	123	7,809
Liberty Broadband Corp. Class C*	69	5,962
Liberty Media Corp - Liberty Formula One Series C*(a)	61	2,083
Liberty Media Corp - Liberty SiriusXM Series C*	72	2,792
Scripps Networks Interactive, Inc. Class A	66	5,172
Sirius XM Holdings, Inc.(a)	1,149	5,917
TEGNA, Inc.	136	3,484

Total Media		134,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

March 31, 2017

Investments	Shares	Value
Metals & Mining - 0.5%
Nucor Corp.	88	$5,255
Reliance Steel & Aluminum Co.	25	2,000
Steel Dynamics, Inc.	85	2,955

Total Metals & Mining		10,210

Multi-Utilities - 1.7%
Ameren Corp.	51	2,784
CMS Energy Corp.	52	2,327
Consolidated Edison, Inc.	64	4,970
Dominion Resources, Inc.	111	8,610
DTE Energy Co.	36	3,676
MDU Resources Group, Inc.	31	849
NiSource, Inc.	55	1,308
Public Service Enterprise Group, Inc.	112	4,967
SCANA Corp.	37	2,418
WEC Energy Group, Inc.	66	4,002

Total Multi-Utilities		35,911

Multiline Retail - 2.5%
Dollar General Corp.	129	8,995
Dollar Tree, Inc.*	76	5,963
Kohl’s Corp.	114	4,538
Macy’s, Inc.	150	4,446
Nordstrom, Inc.(a)	84	3,912
Target Corp.	460	25,388

Total Multiline Retail		53,242

Oil, Gas & Consumable Fuels - 1.0%
Kinder Morgan, Inc.	186	4,044
Marathon Petroleum Corp.	201	10,158
ONEOK, Inc.	40	2,218
Tesoro Corp.	67	5,431

Total Oil, Gas & Consumable Fuels		21,851

Professional Services - 0.2%
Robert Half International, Inc.	52	2,539
TransUnion*	18	690

Total Professional Services		3,229

Road & Rail - 3.0%
AMERCO	7	2,668
CSX Corp.	279	12,987
JB Hunt Transport Services, Inc.	36	3,303
Norfolk Southern Corp.	108	12,093
Old Dominion Freight Line, Inc.	27	2,310
Union Pacific Corp.	277	29,340

Total Road & Rail		62,701

Software - 0.4%
CDK Global, Inc.	37	2,405
Intuit, Inc.	49	5,684
Tyler Technologies, Inc.*	4	618
Ultimate Software Group, Inc. (The)*	1	195

Total Software		8,902

Specialty Retail - 6.4%
Advance Auto Parts, Inc.	22	3,262
AutoZone, Inc.*	13	9,400
Bed Bath & Beyond, Inc.	142	5,603
Best Buy Co., Inc.	159	7,815
Burlington Stores, Inc.*	15	1,459
CarMax, Inc.*	73	4,323
Home Depot, Inc. (The)	388	56,970
L Brands, Inc.	70	3,297
Lowe’s Cos., Inc.	238	19,566
O’Reilly Automotive, Inc.*	30	8,095
Ross Stores, Inc.	129	8,497
Tractor Supply Co.	46	3,173
Ulta Salon Cosmetics & Fragrance, Inc.*	10	2,852

Total Specialty Retail		134,312

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	163	2,277

Tobacco - 7.2%
Altria Group, Inc.	1,459	104,202
Reynolds American, Inc.	763	48,084

Total Tobacco		152,286

Trading Companies & Distributors - 0.8%
Fastenal Co.	70	3,605
HD Supply Holdings, Inc.*	210	8,636
United Rentals, Inc.*	31	3,877

Total Trading Companies & Distributors		16,118

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	7	564

Water Utilities - 0.1%
American Water Works Co., Inc.	25	1,944
Aqua America, Inc.	24	772

Total Water Utilities		2,716

Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.*	181	11,691

TOTAL COMMON STOCKS (Cost: $2,074,751)		2,103,433

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b) (Cost: $10,528)(c)	10,528	10,528

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $2,085,279)		2,113,961
Liabilities in Excess of Cash and Other Assets - (0.4)%		(8,287)

NET ASSETS - 100.0%		$2,105,674

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Domestic Economy Fund (WUSA)

March 31, 2017

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(c)	At March 31, 2017, the total market value of the Fund’s securities on loan was $10,047 and the total market value of the collateral held by the Fund was $10,528.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Export and Multinational Fund (WEXP)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 3.1%
B/E Aerospace, Inc.	26	$1,667
Boeing Co. (The)	131	23,169
Hexcel Corp.	22	1,200
United Technologies Corp.	160	17,953

Total Aerospace & Defense		43,989

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	44	2,486

Airlines - 0.6%
United Continental Holdings, Inc.*	119	8,406

Auto Components - 1.0%
BorgWarner, Inc.	17	711
Gentex Corp.	87	1,856
Goodyear Tire & Rubber Co. (The)	161	5,796
Lear Corp.	42	5,946

Total Auto Components		14,309

Banks - 4.7%
Citigroup, Inc.	1,103	65,982

Beverages - 5.1%
Brown-Forman Corp. Class B	100	4,618
Coca-Cola Co. (The)	677	28,732
Molson Coors Brewing Co. Class B	173	16,558
PepsiCo, Inc.	195	21,812

Total Beverages		71,720

Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc.*	15	1,819

Building Products - 0.1%
A.O. Smith Corp.	22	1,126

Capital Markets - 2.5%
Goldman Sachs Group, Inc. (The)	136	31,242
Moody’s Corp.	30	3,361
MSCI, Inc.	11	1,069

Total Capital Markets		35,672

Chemicals - 6.3%
Air Products & Chemicals, Inc.	49	6,629
Albemarle Corp.	32	3,380
Celanese Corp. Series A	59	5,301
Chemours Co. (The)	1	38
Dow Chemical Co. (The)	394	25,035
E.I. du Pont de Nemours & Co.	157	12,612
Eastman Chemical Co.	52	4,202
Ecolab, Inc.	38	4,763
FMC Corp.	24	1,670
Huntsman Corp.	85	2,086
International Flavors & Fragrances, Inc.	22	2,916
Monsanto Co.	51	5,773
Mosaic Co. (The)	48	1,401
NewMarket Corp.	3	1,360
PPG Industries, Inc.	27	2,837
Praxair, Inc.	58	6,879
Valspar Corp. (The)	11	1,220

Total Chemicals		88,102

Communications Equipment - 1.3%
Cisco Systems, Inc.	473	15,988
CommScope Holding Co., Inc.*	4	167
F5 Networks, Inc.*	4	570
Juniper Networks, Inc.	36	1,002
Motorola Solutions, Inc.	10	862

Total Communications Equipment		18,589

Construction & Engineering - 0.1%
Fluor Corp.	20	1,052
Jacobs Engineering Group, Inc.	14	774

Total Construction & Engineering		1,826

Containers & Packaging - 0.6%
Avery Dennison Corp.	24	1,934
Ball Corp.	10	743
Crown Holdings, Inc.*	59	3,124
Sealed Air Corp.	54	2,353

Total Containers & Packaging		8,154

Electrical Equipment - 1.0%
AMETEK, Inc.	42	2,271
Emerson Electric Co.	145	8,680
Rockwell Automation, Inc.	18	2,803

Total Electrical Equipment		13,754

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. Class A	29	2,064
Arrow Electronics, Inc.*	14	1,028
Avnet, Inc.	16	732
Cognex Corp.	5	420
Corning, Inc.	331	8,937
IPG Photonics Corp.*	7	845
Keysight Technologies, Inc.*	23	831
Trimble, Inc.*	7	224

Total Electronic Equipment, Instruments & Components		15,081

Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	1	400

Food Products - 1.6%
Archer-Daniels-Midland Co.	126	5,801
Ingredion, Inc.	15	1,807
McCormick & Co., Inc. Non-Voting Shares	16	1,561
Mead Johnson Nutrition Co.	37	3,296
Mondelez International, Inc. Class A	242	10,425

Total Food Products		22,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Export and Multinational Fund (WEXP)

March 31, 2017

Investments	Shares	Value
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	130	$5,773
Baxter International, Inc.	451	23,389
Becton, Dickinson and Co.	21	3,852
Boston Scientific Corp.*	123	3,059
Cooper Cos., Inc. (The)	6	1,199
Danaher Corp.	124	10,606
DENTSPLY SIRONA, Inc.	34	2,123
Edwards Lifesciences Corp.*	23	2,164
ResMed, Inc.	21	1,511
Teleflex, Inc.	5	969
Varian Medical Systems, Inc.*	18	1,640
West Pharmaceutical Services, Inc.	8	653
Zimmer Biomet Holdings, Inc.	9	1,099

Total Health Care Equipment & Supplies		58,037

Hotels, Restaurants & Leisure - 2.7%
Las Vegas Sands Corp.	207	11,814
McDonald’s Corp.	197	25,533
Wynn Resorts Ltd.	12	1,375

Total Hotels, Restaurants & Leisure		38,722

Household Durables - 0.3%
Whirlpool Corp.	21	3,598

Household Products - 4.8%
Colgate-Palmolive Co.	194	14,199
Kimberly-Clark Corp.	68	8,951
Procter & Gamble Co. (The)	498	44,745

Total Household Products		67,895

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	255	2,851

Industrial Conglomerates - 5.7%
3M Co.	128	24,490
General Electric Co.	1,335	39,783
Honeywell International, Inc.	130	16,233

Total Industrial Conglomerates		80,506

Insurance - 1.8%
Aflac, Inc.	209	15,136
Marsh & McLennan Cos., Inc.	100	7,389
Reinsurance Group of America, Inc.	23	2,920

Total Insurance		25,445

Internet & Catalog Retail - 1.5%
Expedia, Inc.	9	1,135
Priceline Group, Inc. (The)*	11	19,580
TripAdvisor, Inc.*	11	475

Total Internet & Catalog Retail		21,190

Internet Software & Services - 5.0%
Alphabet, Inc. Class A*	42	35,607
eBay, Inc.*	440	14,771
Facebook, Inc. Class A*	136	19,319
VeriSign, Inc.*	8	697

Total Internet Software & Services		70,394

IT Services - 3.4%
Computer Sciences Corp.	1	69
Gartner, Inc.*	3	324
International Business Machines Corp.	147	25,599
MasterCard, Inc. Class A	81	9,110
PayPal Holdings, Inc.*	54	2,323
Sabre Corp.	24	508
Visa, Inc. Class A	113	10,042
Western Union Co. (The)	31	631

Total IT Services		48,606

Leisure Products - 0.3%
Hasbro, Inc.	25	2,495
Mattel, Inc.	44	1,127

Total Leisure Products		3,622

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	55	2,908
Illumina, Inc.*	10	1,706
Mettler-Toledo International, Inc.*	4	1,916
PerkinElmer, Inc.	19	1,103
Quintiles IMS Holdings, Inc.*	7	564
Thermo Fisher Scientific, Inc.	51	7,834
Waters Corp.*	18	2,813

Total Life Sciences Tools & Services		18,844

Machinery - 3.2%
Caterpillar, Inc.	26	2,412
Cummins, Inc.	34	5,141
Deere & Co.	45	4,899
Donaldson Co., Inc.	22	1,001
Dover Corp.	23	1,848
Flowserve Corp.	15	726
Fortive Corp.	54	3,252
Graco, Inc.	2	188
IDEX Corp.	12	1,122
Illinois Tool Works, Inc.	67	8,875
Lincoln Electric Holdings, Inc.	8	695
Nordson Corp.	13	1,597
PACCAR, Inc.	28	1,882
Parker-Hannifin Corp.	20	3,206
Stanley Black & Decker, Inc.	28	3,720
WABCO Holdings, Inc.*	16	1,879
Wabtec Corp.	15	1,170
Xylem, Inc.	25	1,256

Total Machinery		44,869

Media - 0.7%
Discovery Communications, Inc. Class C*	113	3,199
Interpublic Group of Cos., Inc. (The)	82	2,015
Omnicom Group, Inc.	48	4,138

Total Media		9,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Export and Multinational Fund (WEXP)

March 31, 2017

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 3.0%
Exxon Mobil Corp.	518	$42,481

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The) Class A	65	5,511

Pharmaceuticals - 11.1%
Bristol-Myers Squibb Co.	280	15,227
Eli Lilly & Co.	121	10,177
Johnson & Johnson	544	67,755
Merck & Co., Inc.	417	26,496
Pfizer, Inc.	970	33,184
Zoetis, Inc.	62	3,309

Total Pharmaceuticals		156,148

Professional Services - 0.2%
ManpowerGroup, Inc.	31	3,180

Real Estate Management & Development - 0.3%
CBRE Group, Inc. Class A*	57	1,983
Jones Lang LaSalle, Inc.	14	1,560

Total Real Estate Management & Development		3,543

Road & Rail - 0.1%
Kansas City Southern	21	1,801

Semiconductors & Semiconductor Equipment - 6.2%
Analog Devices, Inc.	24	1,967
Applied Materials, Inc.	175	6,807
Intel Corp.	793	28,603
KLA-Tencor Corp.	27	2,567
Lam Research Corp.	27	3,466
Maxim Integrated Products, Inc.	34	1,529
Microchip Technology, Inc.	4	295
NVIDIA Corp.	52	5,664
ON Semiconductor Corp.*	36	558
QUALCOMM, Inc.	340	19,496
Skyworks Solutions, Inc.	32	3,135
Teradyne, Inc.	21	653
Texas Instruments, Inc.	137	11,037
Xilinx, Inc.	26	1,505

Total Semiconductors & Semiconductor Equipment		87,282

Software - 4.3%
Activision Blizzard, Inc.	37	1,845
Adobe Systems, Inc.*	16	2,082
ANSYS, Inc.*	5	534
Cadence Design Systems, Inc.*	12	377
Citrix Systems, Inc.*	10	834
Electronic Arts, Inc.*	29	2,596
Fortinet, Inc.*	2	77
Microsoft Corp.	477	31,415
Oracle Corp.	388	17,309
Red Hat, Inc.*	4	346
Synopsys, Inc.*	7	505
Take-Two Interactive Software, Inc.*	1	59
VMware, Inc. Class A*(a)	23	2,119

Total Software		60,098

Specialty Retail - 0.2%
Tiffany & Co.	23	2,192

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	292	41,949
Hewlett Packard Enterprise Co.	303	7,181
HP, Inc.	337	6,026
NCR Corp.*	9	411
NetApp, Inc.	13	544

Total Technology Hardware, Storage & Peripherals		56,111

Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	47	1,942
NIKE, Inc. Class B	324	18,057
PVH Corp.	24	2,483

Total Textiles, Apparel & Luxury Goods		22,482

Tobacco - 4.1%
Philip Morris International, Inc.	510	57,579

TOTAL COMMON STOCKS (Cost: $1,300,385)		1,406,644

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b) (Cost: $1,880)(c)	1,880	1,880

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,302,265)		1,408,524
Liabilities in Excess of Cash and Other Assets - (0.0)%		(127)

NET ASSETS - 100.0%		$1,408,397

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(c)	At March 31, 2017, the total market value of the Fund’s securities on loan was $1,843 and the total market value of the collateral held by the Fund was $1,880.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

March 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 99.0%

United States - 99.0%
21st Century Fox America, Inc. 5.40%, 10/1/43	$44,000	$48,195
ABB Finance USA, Inc. 2.88%, 5/8/22	63,000	63,758
Abbott Laboratories
2.00%, 3/15/20	74,000	73,557
5.30%, 5/27/40	35,000	37,736
American International Group, Inc.
3.30%, 3/1/21	35,000	35,676
4.50%, 7/16/44	43,000	41,192
Amgen, Inc. 5.15%, 11/15/41	61,000	65,529
Apple, Inc. 3.85%, 5/4/43	69,000	66,265
AT&T, Inc. 4.50%, 3/9/48	117,000	104,451
Bank of America Corp.
4.13%, 1/22/24	62,000	64,857
4.45%, 3/3/26	47,000	48,289
5.00%, 1/21/44	71,000	77,671
BB&T Corp. 5.25%, 11/1/19	45,000	48,537
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	73,000	91,410
Block Financial LLC 5.50%, 11/1/22	46,000	49,004
Celgene Corp. 2.88%, 8/15/20	74,000	75,192
Chevron Corp. 2.36%, 12/5/22	124,000	122,728
Citigroup, Inc.
2.05%, 12/7/18	91,000	91,203
5.50%, 9/13/25	134,000	146,746
Comcast Corp. 4.65%, 7/15/42	46,000	48,113
CVS Health Corp. 4.88%, 7/20/35	60,000	64,795
Dow Chemical Co. (The) 4.13%, 11/15/21	147,000	156,127
Edison International 2.13%, 4/15/20	20,000	20,038
EI du Pont de Nemours & Co. 2.80%, 2/15/23	88,000	87,181
EMC Corp. 1.88%, 6/1/18	64,000	63,403
EPR Properties 5.75%, 8/15/22	33,000	35,827
Express Scripts Holding Co. 3.40%, 3/1/27	36,000	33,974
General Motors Financial Co., Inc. 4.35%, 1/17/27	42,000	42,448
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	62,000	68,075
3.85%, 7/8/24	50,000	51,295
Hartford Financial Services Group, Inc. (The) 6.10%, 10/1/41	51,000	61,704
Hewlett Packard Enterprise Co. 4.40%, 10/15/22	25,000	26,212
HSBC USA, Inc.
1.63%, 1/16/18	114,000	113,942
5.00%, 9/27/20	100,000	107,802
International Business Machines Corp. 4.00%, 6/20/42	64,000	64,187
JPMorgan Chase & Co. 5.63%, 8/16/43	51,000	58,296
Kraft Heinz Foods Co. 6.50%, 2/9/40	23,000	27,711
Kroger Co. (The) 2.30%, 1/15/19	24,000	24,158
Marriott International, Inc. 3.00%, 3/1/19	57,000	57,983
McKesson Corp. 3.80%, 3/15/24	113,000	117,454
Microsoft Corp. 4.25%, 2/6/47, Series 30Y	40,000	41,106
Morgan Stanley 4.88%, 11/1/22	148,000	160,220
Mylan N.V. 3.95%, 6/15/26	30,000	29,421
Northrop Grumman Corp. 3.25%, 8/1/23	84,000	86,021
NVR, Inc. 3.95%, 9/15/22	18,000	18,647
Occidental Petroleum Corp. 4.10%, 2/1/21, Series 1	68,000	72,053
Oracle Corp. 4.30%, 7/8/34	71,000	73,828
Pacific Gas & Electric Co. 6.05%, 3/1/34	68,000	85,371
Pfizer, Inc. 2.10%, 5/15/19	124,000	125,109
Philip Morris International, Inc. 5.65%, 5/16/18	104,000	108,759
Santander Holdings USA, Inc. 2.65%, 4/17/20	81,000	80,682
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	40,000	38,166
State Street Corp. 4.96%, 3/15/18	47,000	48,341
Synchrony Financial 2.70%, 2/3/20	110,000	110,514
Thermo Fisher Scientific, Inc. 3.00%, 4/15/23	86,000	85,337
Time Warner, Inc.
4.88%, 3/15/20	76,000	81,587
3.60%, 7/15/25	157,000	155,511
Tyson Foods, Inc.
2.65%, 8/15/19	36,000	36,416
3.95%, 8/15/24	89,000	90,899
United Technologies Corp. 4.50%, 6/1/42	35,000	37,128
Verizon Communications, Inc.
4.15%, 3/15/24	100,000	103,782
4.40%, 11/1/34	156,000	148,064
Wachovia Corp. 5.75%, 2/1/18	150,000	154,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

March 31, 2017

Investments	Principal Amount	Value
Wal-Mart Stores, Inc. 6.20%, 4/15/38	$61,000	$79,453
Walgreens Boots Alliance, Inc. 2.60%, 6/1/21	23,000	23,050
Xylem, Inc. 4.38%, 11/1/46	38,000	37,792
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/25	49,000	48,535

TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $4,936,570)		4,843,245
Cash and Other Assets in Excess of Liabilities - 1.0%		49,274

NET ASSETS - 100.0%		$4,892,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 97.3%

United States - 97.3%

ADT Corp. (The) 4.13%, 6/15/23	$124,000	$119,040
AECOM 5.75%, 10/15/22	63,000	66,386
Ashland LLC 4.75%, 8/15/22	89,000	92,449
Berry Plastics Corp. 5.13%, 7/15/23	100,000	102,875
Cablevision Systems Corp. 7.75%, 4/15/18	138,000	144,210
California Resources Corp. 8.00%, 12/15/22(a)	75,000	61,219
Calpine Corp. 5.75%, 1/15/25	113,000	112,859
CCO Holdings LLC 5.25%, 3/15/21	134,000	137,769
Centene Corp. 5.63%, 2/15/21	146,000	153,169
CenturyLink, Inc. 6.75%, 12/1/23, Series W	143,000	149,614
CF Industries, Inc. 3.45%, 6/1/23	75,000	71,062
Chesapeake Energy Corp. 8.00%, 12/15/22(a)	75,000	78,844
CommScope Technologies LLC 6.00%, 6/15/25(a)	65,000	68,413
Community Health Systems, Inc. 7.13%, 7/15/20	78,000	71,760
DaVita, Inc. 5.75%, 8/15/22	125,000	129,844
DISH DBS Corp. 5.00%, 3/15/23	76,000	76,570
DPL, Inc. 7.25%, 10/15/21	100,000	106,870
Endo Finance LLC 5.38%, 1/15/23(a)	75,000	65,109
Envision Healthcare Corp. 5.63%, 7/15/22	50,000	51,438
ESH Hospitality, Inc. 5.25%, 5/1/25(a)	50,000	50,531
First Data Corp. 7.00%, 12/1/23(a)	146,000	156,950
Freeport-McMoRan, Inc. 5.40%, 11/14/34	100,000	87,500
Frontier Communications Corp. 6.88%, 1/15/25	146,000	121,545
Gray Television, Inc. 5.88%, 7/15/26(a)	75,000	76,500
HCA, Inc. 4.75%, 5/1/23	147,000	153,615
HealthSouth Corp. 5.75%, 11/1/24	50,000	50,625
HRG Group, Inc. 7.75%, 1/15/22	96,000	101,760
Iron Mountain, Inc. 6.00%, 8/15/23	62,000	65,565
Kindred Healthcare, Inc. 8.75%, 1/15/23	76,000	76,475
KLX, Inc. 5.88%, 12/1/22(a)	72,000	74,520
L Brands, Inc. 6.63%, 4/1/21	136,000	149,070
MGM Resorts International 7.75%, 3/15/22	137,000	158,406
Micron Technology, Inc. 5.25%, 8/1/23(a)	98,000	100,940
Navient Corp. 6.13%, 3/25/24	122,000	116,815
Nexstar Broadcasting, Inc. 5.63%, 8/1/24(a)	100,000	101,750
Nielsen Finance LLC 5.00%, 4/15/22(a)	120,000	123,000
OneMain Financial Holdings LLC 7.25%, 12/15/21(a)	50,000	52,625
PBF Holding Co. LLC 7.00%, 11/15/23	75,000	75,562
Platform Specialty Products Corp. 6.50%, 2/1/22(a)	83,000	86,527
Post Holdings, Inc. 6.00%, 12/15/22(a)	105,000	110,906
Prime Security Services Borrower LLC 9.25%, 5/15/23(a)	100,000	109,875
PulteGroup, Inc. 5.00%, 1/15/27	75,000	75,281
Regal Entertainment Group 5.75%, 3/15/22	105,000	109,856
Rite Aid Corp. 6.75%, 6/15/21	75,000	75,708
Scientific Games International, Inc. 10.00%, 12/1/22	106,000	113,420
Springleaf Finance Corp. 7.75%, 10/1/21	60,000	64,125
T-Mobile USA, Inc. 6.00%, 3/1/23	89,000	95,257
TreeHouse Foods, Inc. 6.00%, 2/15/24(a)	69,000	72,622
Uniti Group, Inc. 8.25%, 10/15/23	75,000	79,500
Western Digital Corp. 10.50%, 4/1/24	120,000	141,750
Windstream Services LLC 7.75%, 10/1/21	110,000	108,900
Wynn Las Vegas LLC 4.25%, 5/30/23(a)	75,000	73,991

TOTAL INVESTMENTS IN SECURITIES - 97.3% (Cost: $4,904,677)		5,070,972
Cash and Other Assets in Excess of Liabilities - 2.7%		139,047

NET ASSETS - 100.0%		$5,210,019

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 99.3%

United States - 99.3%
Abbott Laboratories
2.00%, 3/15/20	$60,000	$59,640
2.90%, 11/30/21	30,000	30,163
Altria Group, Inc. 9.25%, 8/6/19	83,000	96,470
American Honda Finance Corp. 2.45%, 9/24/20	49,000	49,494
American International Group, Inc.
3.38%, 8/15/20	48,000	49,326
3.30%, 3/1/21	86,000	87,662
Apple, Inc. 2.25%, 2/23/21	63,000	63,225
AT&T, Inc.
5.50%, 2/1/18	149,000	153,661
2.30%, 3/11/19	59,000	59,315
Bank of America Corp.
6.88%, 4/25/18	96,000	101,040
7.63%, 6/1/19	115,000	128,265
Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	114,000	112,562
Baxter International, Inc. 1.70%, 8/15/21	22,000	21,246
BB&T Corp. 5.25%, 11/1/19	46,000	49,616
Celgene Corp. 2.30%, 8/15/18	73,000	73,564
Chevron Corp. 1.96%, 3/3/20	71,000	70,978
Cisco Systems, Inc. 2.13%, 3/1/19	62,000	62,664
Citigroup, Inc.
1.75%, 5/1/18	107,000	106,998
2.05%, 12/7/18	61,000	61,136
2.65%, 10/26/20	72,000	72,527
Consolidated Edison, Inc. 2.00%, 5/15/21	75,000	73,662
Constellation Brands, Inc. 3.75%, 5/1/21	33,000	34,290
CVS Health Corp. 2.80%, 7/20/20	120,000	122,104
Dow Chemical Co. (The) 4.25%, 11/15/20	79,000	83,862
Edison International 2.13%, 4/15/20	11,000	11,021
EI du Pont de Nemours & Co. 6.00%, 7/15/18	94,000	99,454
EMC Corp. 1.88%, 6/1/18	86,000	85,198
Exxon Mobil Corp. 1.82%, 3/15/19	62,000	62,253
Fidelity National Information Services, Inc. 3.63%, 10/15/20	69,000	71,761
General Mills, Inc. 5.65%, 2/15/19	67,000	71,638
General Motors Financial Co., Inc. 3.45%, 1/14/22	64,000	64,599
Goldman Sachs Group, Inc. (The) 5.25%, 7/27/21	108,000	118,582
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	25,000	27,224
HP, Inc. 4.30%, 6/1/21	36,000	37,934
HSBC USA, Inc. 1.63%, 1/16/18	161,000	160,918
JPMorgan Chase & Co.
1.70%, 3/1/18, Series H	93,000	93,032
2.75%, 6/23/20	69,000	69,931
4.40%, 7/22/20	71,000	75,706
Kraft Heinz Foods Co. 6.13%, 8/23/18	81,000	85,677
Lockheed Martin Corp. 2.50%, 11/23/20	155,000	156,203
McDonald’s Corp. 5.35%, 3/1/18	47,000	48,623
McKesson Corp. 2.28%, 3/15/19	115,000	115,884
Medco Health Solutions, Inc. 7.13%, 3/15/18	49,000	51,455
Morgan Stanley
2.13%, 4/25/18	148,000	148,604
5.50%, 7/28/21	73,000	81,032
NextEra Energy Capital Holdings, Inc. 1.65%, 9/1/18	150,000	149,606
Reynolds American, Inc. 2.30%, 6/12/18	98,000	98,617
Santander Holdings USA, Inc. 2.70%, 5/24/19	39,000	39,204
Stryker Corp. 1.30%, 4/1/18	144,000	143,393
SunTrust Banks, Inc. 2.35%, 11/1/18	98,000	98,667
Synchrony Financial 2.70%, 2/3/20	95,000	95,444
Tech Data Corp. 3.70%, 2/15/22	30,000	30,137
Thermo Fisher Scientific, Inc. 3.30%, 2/15/22	39,000	39,811
Time Warner, Inc. 4.88%, 3/15/20	46,000	49,381
Toyota Motor Credit Corp. 2.10%, 1/17/19	39,000	39,343
United Parcel Service, Inc. 3.13%, 1/15/21	95,000	98,518
UnitedHealth Group, Inc. 1.90%, 7/16/18	79,000	79,359
Verizon Communications, Inc. 4.50%, 9/15/20	135,000	143,807
Viacom, Inc. 2.25%, 2/4/22	50,000	48,044
Walgreens Boots Alliance, Inc. 2.70%, 11/18/19	97,000	98,356
Wells Fargo & Co. 1.40%, 9/8/17	132,000	131,942

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $4,966,045)		4,943,828
Cash and Other Assets in Excess of Liabilities - 0.7%		35,761

NET ASSETS - 100.0%		$4,979,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 96.7%

United States - 96.7%
AES Corp. 4.88%, 5/15/23	$50,000	$50,000
Ashland LLC 3.88%, 4/15/18	62,000	63,162
Cablevision Systems Corp.
8.63%, 9/15/17	41,000	42,179
8.00%, 4/15/20	69,000	76,590
Calumet Specialty Products Partners L.P. 6.50%, 4/15/21	75,000	63,844
Case New Holland Industrial, Inc. 7.88%, 12/1/17	37,000	38,434
Centene Corp. 5.63%, 2/15/21	143,000	150,021
CenturyLink, Inc. 5.63%, 4/1/20, Series V	97,000	102,059
Cenveo Corp. 6.00%, 8/1/19(a)	59,000	48,970
CF Industries, Inc. 3.45%, 6/1/23	50,000	47,375
Clean Harbors, Inc. 5.13%, 6/1/21	50,000	51,112
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series B	23,000	23,259
Cliffs Natural Resources, Inc. 8.25%, 3/31/20(a)	112,000	121,380
CNH Industrial Capital LLC 3.38%, 7/15/19	153,000	155,104
CommScope Technologies LLC 6.00%, 6/15/25(a)	50,000	52,625
Community Health Systems, Inc.
8.00%, 11/15/19	65,000	64,025
7.13%, 7/15/20	77,000	70,840
Covanta Holding Corp. 6.38%, 10/1/22	50,000	51,750
CSC Holdings LLC 8.63%, 2/15/19	50,000	55,000
DCP Midstream Operating L.P. 2.50%, 12/1/17	154,000	154,000
Denbury Resources, Inc. 5.50%, 5/1/22	50,000	39,250
DISH DBS Corp.
4.25%, 4/1/18	126,000	128,403
7.88%, 9/1/19	77,000	85,085
Freeport-McMoRan, Inc. 3.10%, 3/15/20	175,000	172,795
Fresenius Medical Care U.S. Finance II, Inc. 4.75%, 10/15/24(a)	50,000	51,000
Frontier Communications Corp.
8.50%, 4/15/20	62,000	65,642
8.88%, 9/15/20	142,000	150,342
Gap, Inc. (The) 5.95%, 4/12/21	50,000	53,710
GLP Capital L.P. 4.38%, 11/1/18	139,000	143,344
HCA, Inc. 8.00%, 10/1/18	134,000	$145,390
Hilton Worldwide Finance LLC 4.63%, 4/1/25(a)	50,000	50,735
HRG Group, Inc. 7.88%, 7/15/19	140,000	144,935
Huntsman International LLC 4.88%, 11/15/20	92,000	96,370
Iron Mountain, Inc. 6.00%, 10/1/20(a)	43,000	45,150
KCG Holdings, Inc. 6.88%, 3/15/20(a)	100,000	103,000
Kindred Healthcare, Inc. 8.00%, 1/15/20	50,000	51,063
L Brands, Inc. 7.00%, 5/1/20	100,000	110,250
MGM Resorts International
8.63%, 2/1/19	69,000	76,072
6.75%, 10/1/20	112,000	123,480
Michaels Stores, Inc. 5.88%, 12/15/20(a)	122,000	125,586
Nationstar Mortgage LLC 6.50%, 8/1/18	154,000	156,117
Navient Corp.
4.88%, 6/17/19	47,000	48,234
8.00%, 3/25/20, Series A	145,000	157,869
Nielsen Finance LLC 4.50%, 10/1/20	33,000	33,660
Nuance Communications, Inc. 5.38%, 8/15/20(a)	43,000	43,754
OneMain Financial Holdings LLC 6.75%, 12/15/19(a)	73,000	76,559
Pride International LLC 6.88%, 8/15/20	100,000	104,500
Rite Aid Corp. 6.13%, 4/1/23(a)	50,000	49,750
RR Donnelley & Sons Co. 7.88%, 3/15/21	75,000	81,000
Select Medical Corp. 6.38%, 6/1/21	50,000	50,750
Six Flags Entertainment Corp. 5.25%, 1/15/21(a)	85,000	87,418
Springleaf Finance Corp. 5.25%, 12/15/19	96,000	97,080
T-Mobile USA, Inc. 6.54%, 4/28/20	145,000	148,081
TransDigm, Inc. 5.50%, 10/15/20	148,000	148,925
WellCare Health Plans, Inc. 5.25%, 4/1/25	50,000	51,290
Western Refining, Inc. 6.25%, 4/1/21	75,000	77,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2017

Investments	Principal Amount	Value
Windstream Services LLC 7.75%, 10/15/20	$100,000	$102,000

TOTAL INVESTMENTS IN SECURITIES - 96.7% (Cost: $4,880,460)		4,957,896
Cash and Other Assets in Excess of Liabilities - 3.3%		168,914

NET ASSETS - 100.0%		$5,126,810

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.3%

United States - 99.3%

Aerospace & Defense - 2.7%
Boeing Co. (The)	164	$29,005
Lockheed Martin Corp.	280	74,928

Total Aerospace & Defense		103,933

Air Freight & Logistics - 3.0%
C.H. Robinson Worldwide, Inc.	1,063	82,159
United Parcel Service, Inc. Class B	294	31,546

Total Air Freight & Logistics		113,705

Airlines - 0.5%
Delta Air Lines, Inc.	434	19,947

Auto Components - 0.7%
Lear Corp.	194	27,467

Automobiles - 1.4%
Ford Motor Co.	2,552	29,705
General Motors Co.	664	23,479

Total Automobiles		53,184

Banks - 0.6%
Fifth Third Bancorp	912	23,165

Biotechnology - 1.3%
Amgen, Inc.	164	26,908
Gilead Sciences, Inc.	299	20,308

Total Biotechnology		47,216

Capital Markets - 0.8%
BGC Partners, Inc. Class A	2,736	31,081

Commercial Services & Supplies - 0.4%
Steelcase, Inc. Class A	956	16,013

Communications Equipment - 3.3%
Arista Networks, Inc.*	337	44,575
InterDigital, Inc.	285	24,595
Juniper Networks, Inc.	1,190	33,118
Ubiquiti Networks, Inc.*(a)	450	22,617

Total Communications Equipment		124,905

Consumer Finance - 1.9%
Navient Corp.	1,630	24,059
Santander Consumer USA Holdings, Inc.*	1,988	26,480
SLM Corp.*	1,860	22,506

Total Consumer Finance		73,045

Containers & Packaging - 2.1%
Graphic Packaging Holding Co.	3,762	48,417
Owens-Illinois, Inc.*	1,428	29,103

Total Containers & Packaging		77,520

Diversified Consumer Services - 1.4%
H&R Block, Inc.	2,343	54,475

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,268	52,685
CenturyLink, Inc.	354	8,344
Verizon Communications, Inc.	811	39,536

Total Diversified Telecommunication Services		100,565

Electric Utilities - 1.8%
PPL Corp.	1,806	67,526

Electronic Equipment, Instruments & Components - 0.9%
Universal Display Corp.	410	35,301

Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc.*(a)	1,012	16,911

Equity Real Estate Investment Trusts (REITs) - 9.3%
Camden Property Trust	913	73,460
Equity Residential	1,512	94,077
Highwoods Properties, Inc.	934	45,887
Lamar Advertising Co. Class A	673	50,300
LaSalle Hotel Properties	879	25,447
Sunstone Hotel Investors, Inc.	1,797	27,548
Washington Real Estate Investment Trust	1,179	36,879

Total Equity Real Estate Investment Trusts (REITs)		353,598

Food Products - 5.0%
Hershey Co. (The)	636	69,483
Hormel Foods Corp.	750	25,973
Lamb Weston Holdings, Inc.	729	30,662
Lancaster Colony Corp.	130	16,749
Mead Johnson Nutrition Co.	214	19,063
Sanderson Farms, Inc.	275	28,556

Total Food Products		190,486

Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	672	34,850

Health Care Providers & Services - 9.8%
DaVita, Inc.*	433	29,431
HCA Holdings, Inc.*	1,198	106,610
HealthSouth Corp.	1,304	55,824
Laboratory Corp. of America Holdings*	198	28,407
MEDNAX, Inc.*	897	62,234
Patterson Cos., Inc.	651	29,445
Quest Diagnostics, Inc.	290	28,475
Universal Health Services, Inc. Class B	254	31,610

Total Health Care Providers & Services		372,036

Hotels, Restaurants & Leisure - 1.1%
Wyndham Worldwide Corp.	472	39,785

Household Durables - 1.9%
Leggett & Platt, Inc.	905	45,540
Tupperware Brands Corp.	388	24,335

Total Household Durables		69,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

March 31, 2017

Investments	Shares	Value
Household Products - 3.0%
Clorox Co. (The)	629	$84,808
Kimberly-Clark Corp.	224	29,485

Total Household Products		114,293

Independent Power & Renewable Electricity Producers - 1.1%
NRG Yield, Inc. Class C	2,310	40,887

Industrial Conglomerates - 1.1%
3M Co.	215	41,136

Insurance - 4.5%
Aflac, Inc.	584	42,293
AmTrust Financial Services, Inc.	850	15,691
Assurant, Inc.	664	63,525
Prudential Financial, Inc.	229	24,430
Unum Group	495	23,210

Total Insurance		169,149

Internet Software & Services - 5.3%
Alphabet, Inc. Class A*	61	51,716
Facebook, Inc. Class A*	745	105,827
VeriSign, Inc.*	481	41,900

Total Internet Software & Services		199,443

IT Services - 4.4%
EPAM Systems, Inc.*	445	33,606
Jack Henry & Associates, Inc.	784	72,991
Paychex, Inc.	627	36,930
Western Union Co. (The)	1,094	22,263

Total IT Services		165,790

Media - 3.3%
Omnicom Group, Inc.	530	45,691
Scripps Networks Interactive, Inc. Class A	384	30,094
Sinclair Broadcast Group, Inc. Class A	655	26,528
Viacom, Inc. Class B	457	21,305

Total Media		123,618

Multiline Retail - 2.7%
Nordstrom, Inc.(a)	1,012	47,129
Target Corp.	1,029	56,790

Total Multiline Retail		103,919

Oil, Gas & Consumable Fuels - 3.4%
Kinder Morgan, Inc.	1,680	36,523
ONEOK, Inc.	202	11,199
Tesoro Corp.	317	25,696
Valero Energy Corp.	627	41,564
Williams Cos., Inc. (The)	440	13,020

Total Oil, Gas & Consumable Fuels		128,002

Pharmaceuticals - 0.5%
Akorn, Inc.*	806	19,408

Professional Services - 0.5%
Robert Half International, Inc.	417	20,362

Semiconductors & Semiconductor Equipment - 8.2%
Advanced Energy Industries, Inc.*	613	42,027
Applied Materials, Inc.	743	28,903
Cirrus Logic, Inc.*	743	45,093
Integrated Device Technology, Inc.*	832	19,693
KLA-Tencor Corp.	336	31,944
Maxim Integrated Products, Inc.	867	38,980
NVIDIA Corp.	197	21,459
Skyworks Solutions, Inc.	496	48,598
Texas Instruments, Inc.	443	35,688

Total Semiconductors & Semiconductor Equipment		312,385

Software - 2.0%
Intuit, Inc.	305	35,377
Paycom Software, Inc.*	709	40,775

Total Software		76,152

Specialty Retail - 1.4%
Murphy USA, Inc.*	732	53,743

Tobacco - 1.4%
Altria Group, Inc.	386	27,568
Philip Morris International, Inc.	236	26,645

Total Tobacco		54,213

Trading Companies & Distributors - 2.5%
Fastenal Co.	667	34,350
GATX Corp.(a)	368	22,433
Watsco, Inc.	265	37,943

Total Trading Companies & Distributors		94,726

TOTAL COMMON STOCKS (Cost: $3,558,330)		3,763,815

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b) (Cost: $58,667)(c)	58,667	58,667

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $3,616,997)		3,822,482
Liabilities in Excess of Cash and Other Assets - (0.8)%		(31,901)

NET ASSETS - 100.0%		$3,790,581

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.
(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $97,650 and the total market value of the collateral held by the Fund was $100,298. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $41,631.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

March 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAPS - SHORT EXPOSURE TO REFERENCE ENTITY

Counterparty	Termination Date	Notional Amount	Fund Receives Floating Rate (per annum)	Fund Pays Total Return of Reference Entity	Unrealized Appreciation
Bank of America Merrill Lynch	11/2/17	$1,393,597	1-Month LIBOR plus 0.10%	S&P 500 Index	$10,489
Morgan Stanley & Co.	11/2/17	1,411,874	1-Month LIBOR plus 0.10%	S&P 500 Index	10,627

					$21,116

LIBOR - London Interbank Offered Rate

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 2.7%
Boeing Co. (The)	1,699	$300,485
Lockheed Martin Corp.	2,853	763,463

Total Aerospace & Defense		1,063,948

Air Freight & Logistics - 3.1%
C.H. Robinson Worldwide, Inc.	10,941	845,630
United Parcel Service, Inc. Class B	3,405	365,356

Total Air Freight & Logistics		1,210,986

Airlines - 0.6%
Delta Air Lines, Inc.	4,788	220,056

Auto Components - 0.7%
Lear Corp.	1,935	273,957

Automobiles - 1.4%
Ford Motor Co.	26,523	308,728
General Motors Co.	6,825	241,332

Total Automobiles		550,060

Banks - 0.6%
Fifth Third Bancorp	8,842	224,587

Biotechnology - 1.2%
Amgen, Inc.	1,455	238,722
Gilead Sciences, Inc.	3,396	230,656

Total Biotechnology		469,378

Capital Markets - 0.8%
BGC Partners, Inc. Class A	28,097	319,182

Commercial Services & Supplies - 0.4%
Steelcase, Inc. Class A	9,482	158,824

Communications Equipment - 3.3%
Arista Networks, Inc.*	3,482	460,564
InterDigital, Inc.	2,917	251,737
Juniper Networks, Inc.	12,005	334,099
Ubiquiti Networks, Inc.*(a)	4,644	233,408

Total Communications Equipment		1,279,808

Consumer Finance - 1.9%
Navient Corp.	16,826	248,351
Santander Consumer USA Holdings, Inc.*	20,331	270,809
SLM Corp.*	18,828	227,819

Total Consumer Finance		746,979

Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	38,281	492,677
Owens-Illinois, Inc.*	14,406	293,594

Total Containers & Packaging		786,271

Diversified Consumer Services - 1.5%
H&R Block, Inc.	25,354	589,480

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	13,022	541,064
CenturyLink, Inc.	5,153	121,456
Verizon Communications, Inc.	7,796	380,055

Total Diversified Telecommunication Services		1,042,575

Electric Utilities - 1.8%
PPL Corp.	18,398	687,901

Electronic Equipment, Instruments & Components - 0.9%
Universal Display Corp.	4,251	366,011

Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc.*(a)	10,907	182,256

Equity Real Estate Investment Trusts (REITs) - 9.4%
Camden Property Trust	9,715	781,669
Equity Residential	16,333	1,016,239
Highwoods Properties, Inc.	9,417	462,657
Lamar Advertising Co. Class A	6,950	519,443
LaSalle Hotel Properties	8,642	250,186
Sunstone Hotel Investors, Inc.	18,465	283,068
Washington Real Estate Investment Trust	11,988	374,985

Total Equity Real Estate Investment Trusts (REITs)		3,688,247

Food Products - 5.1%
Hershey Co. (The)	6,611	722,252
Hormel Foods Corp.	8,316	287,983
Lamb Weston Holdings, Inc.	7,302	307,122
Lancaster Colony Corp.	1,403	180,763
Mead Johnson Nutrition Co.	2,230	198,648
Sanderson Farms, Inc.	2,789	289,610

Total Food Products		1,986,378

Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	7,083	367,324

Health Care Providers & Services - 9.9%
DaVita, Inc.*	4,433	301,311
HCA Holdings, Inc.*	12,503	1,112,642
HealthSouth Corp.	13,754	588,809
Laboratory Corp. of America Holdings*	2,080	298,418
MEDNAX, Inc.*	9,231	640,447
Patterson Cos., Inc.	6,732	304,488
Quest Diagnostics, Inc.	3,075	301,934
Universal Health Services, Inc. Class B	2,645	329,170

Total Health Care Providers & Services		3,877,219

Hotels, Restaurants & Leisure - 1.1%
Wyndham Worldwide Corp.	4,895	412,600

Household Durables - 1.8%
Leggett & Platt, Inc.	9,320	468,983
Tupperware Brands Corp.	3,885	243,667

Total Household Durables		712,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2017

Investments	Shares	Value
Household Products - 3.0%
Clorox Co. (The)	6,623	$892,979
Kimberly-Clark Corp.	2,284	300,643

Total Household Products		1,193,622

Independent Power & Renewable Electricity Producers - 1.1%
NRG Yield, Inc. Class C	23,949	423,897

Industrial Conglomerates - 1.0%
3M Co.	2,143	410,020

Insurance - 4.5%
Aflac, Inc.	6,482	469,426
AmTrust Financial Services, Inc.	9,024	166,583
Assurant, Inc.	6,658	636,971
Prudential Financial, Inc.	2,223	237,150
Unum Group	5,130	240,546

Total Insurance		1,750,676

Internet Software & Services - 5.4%
Alphabet, Inc. Class A*	621	526,484
Facebook, Inc. Class A*	8,000	1,136,400
VeriSign, Inc.*	4,945	430,759

Total Internet Software & Services		2,093,643

IT Services - 4.3%
EPAM Systems, Inc.*	4,537	342,634
Jack Henry & Associates, Inc.	7,991	743,962
Paychex, Inc.	6,399	376,901
Western Union Co. (The)	11,079	225,458

Total IT Services		1,688,955

Media - 3.2%
Omnicom Group, Inc.	5,396	465,189
Scripps Networks Interactive, Inc. Class A	3,798	297,649
Sinclair Broadcast Group, Inc. Class A	6,561	265,721
Viacom, Inc. Class B	4,689	218,601

Total Media		1,247,160

Multiline Retail - 2.9%
Nordstrom, Inc.(a)	11,024	513,388
Target Corp.	11,045	609,573

Total Multiline Retail		1,122,961

Oil, Gas & Consumable Fuels - 3.4%
Kinder Morgan, Inc.	16,716	363,406
ONEOK, Inc.	2,198	121,857
Tesoro Corp.	3,250	263,445
Valero Energy Corp.	6,573	435,724
Williams Cos., Inc. (The)	4,693	138,866

Total Oil, Gas & Consumable Fuels		1,323,298

Pharmaceuticals - 0.5%
Akorn, Inc.*	8,608	207,281

Professional Services - 0.6%
Robert Half International, Inc.	4,608	225,009

Semiconductors & Semiconductor Equipment - 8.3%
Advanced Energy Industries, Inc.*	6,221	426,512
Applied Materials, Inc.	7,401	287,899
Cirrus Logic, Inc.*	8,263	501,482
Integrated Device Technology, Inc.*	7,881	186,543
KLA-Tencor Corp.	3,476	330,463
Maxim Integrated Products, Inc.	8,696	390,972
NVIDIA Corp.	2,178	237,250
Skyworks Solutions, Inc.	4,985	488,430
Texas Instruments, Inc.	4,972	400,544

Total Semiconductors & Semiconductor Equipment		3,250,095

Software - 2.0%
Intuit, Inc.	3,143	364,557
Paycom Software, Inc.*	7,202	414,187

Total Software		778,744

Specialty Retail - 1.4%
Murphy USA, Inc.*	7,450	546,979

Tobacco - 1.4%
Altria Group, Inc.	4,022	287,251
Philip Morris International, Inc.	2,423	273,557

Total Tobacco		560,808

Trading Companies & Distributors - 2.4%
Fastenal Co.	6,647	342,321
GATX Corp.(a)	3,682	224,455
Watsco, Inc.	2,691	385,297

Total Trading Companies & Distributors		952,073

TOTAL COMMON STOCKS (Cost: $36,979,864)		38,991,898

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b) (Cost: $619,251)(c)	619,251	619,251

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $37,599,115)		39,611,149
Liabilities in Excess of Cash and Other Assets - (1.3)%		(493,408)

NET ASSETS - 100.0%		$39,117,741

* Non-income producing security.
(a) Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).
(b) Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)        At March 31, 2017, the total market value of the Fund’s securities on loan was $852,179 and the total market value of the collateral held by the Fund was $874,428. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $255,177.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2017, the Trust consisted of 87 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund”)	April 7, 2016
WisdomTree Europe Domestic Economy Fund (“Europe Domestic Economy Fund”) (formerly, WisdomTree Europe Local Recovery Fund)	October 29, 2015
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund”)	February 10, 2017
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund”)	November 12, 2015
WisdomTree Strong Dollar Emerging Markets Equity Fund (“Strong Dollar Emerging Markets Equity Fund”)	October 29, 2015
WisdomTree U.S. Domestic Economy Fund (“U.S. Domestic Economy Fund”) (formerly, WisdomTree Strong Dollar U.S. Equity Fund)	July 21, 2015
WisdomTree U.S. Export and Multinational Fund (“U.S. Export and Multinational Fund”) (formerly, WisdomTree Weak Dollar U.S. Equity Fund)	July 21, 2015
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.

Notes to Schedule of Investments (unaudited) (continued)

Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the

Notes to Schedule of Investments (unaudited) (continued)

terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,394,577	$—	$—
Investment of Cash Collateral for Securities Loaned	—	20,518	—

Total	$1,394,577	$20,518	$—

Unrealized Appreciation on Foreign Currency Contracts	—	30,745	—
Unrealized Depreciation on Foreign Currency Contracts	—	(17,801)	—

Total - Net	$1,394,577	$33,462	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$377,040,394	$—	$—
Rights	152	—	—
Investment of Cash Collateral for Securities Loaned	—	7,670,111	—

Total	$377,040,546	$7,670,111	$—

Unrealized Appreciation on Foreign Currency Contracts	—	264,348	—
Unrealized Depreciation on Foreign Currency Contracts	—	(914,131)	—

Total - Net	$377,040,546	$7,020,328	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$2,201,143	$—	$—

Total	$2,201,143	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,299	—
Unrealized Depreciation on Foreign Currency Contracts	—	(5,480)	—

Total - Net	$2,201,143	$(4,181)	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,423,947	$—	$—
Rights*	225	—	—
Investment of Cash Collateral for Securities Loaned	—	49,675	—

Total	$1,424,172	$49,675	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,766	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,179)	—

Total - Net	$1,424,172	$48,262	$—

Notes to Schedule of Investments (unaudited) (continued)

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Beverages	$30,503	$4,832	$—
Oil, Gas & Consumable Fuels	22,267	12,511	—
Other*	2,537,536	—	—
Investment of Cash Collateral for Securities Loaned	—	14,065	—

Total	$2,590,306	$31,408	$—

Unrealized Appreciation on Foreign Currency Contracts	—	22	—
Unrealized Depreciation on Foreign Currency Contracts	—	(18,898)	—

Total - Net	$2,590,306	$12,532	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$1,936,925	$—	$14,968	**
Other*	6,763,371	—	—
Rights	301	—	—
Investment of Cash Collateral for Securities Loaned	—	214,090	—

Total	$8,700,597	$214,090	$14,968

Unrealized Appreciation on Foreign Currency Contracts	—	141	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total - Net	$8,700,597	$214,230	$14,968

Europe Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks
Italy	$373,898	$—	$2,161	**
Other*	2,167,668	—	—
Rights	623	—	—
Investment of Cash Collateral for Securities Loaned	—	91,006	—

Total	$2,542,189	$91,006	$2,161

Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total - Net	$2,542,189	$91,005	$2,161

Global ex-Mexico Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,576,091	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,508	—

Total	$2,576,091	$5,508	$—

Unrealized Appreciation on Foreign Currency Contracts	—	29	—

Total - Net	$2,576,091	$5,537	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$24,348,933	$—	$—
Investment of Cash Collateral for Securities Loaned	—	703,700	—

Total	$24,348,933	$703,700	$—

Unrealized Appreciation on Foreign Currency Contracts	—	41,291	—
Unrealized Depreciation on Foreign Currency Contracts	—	(42,491)	—

Total - Net	$24,348,933	$702,500	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$26,992,791	$—	$—
Rights*	3,536	—	—
Exchange-Traded Note	30,282	—	—
Corporate Bonds	—	6,982	—
Investment of Cash Collateral for Securities Loaned	—	1,512,927	—

Total	$27,026,609	$1,519,909	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(6)	—

Total - Net	$27,026,609	$1,519,903	$—

Strong Dollar Emerging Markets Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,328,344	$—	$—
Investment of Cash Collateral for Securities Loaned	—	45,717	—

Total	$5,328,344	$45,717	$—

Notes to Schedule of Investments (unaudited) (continued)

U.S. Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,103,433	$—	$—
Investment of Cash Collateral for Securities Loaned	—	10,528	—

Total	$2,103,433	$10,528	$—

U.S. Export and Multinational Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,406,644	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,880	—

Total	$1,406,644	$1,880	$—

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,843,245	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,070,972	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,943,828	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,957,896	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,763,815	$—	$—
Investment of Cash Collateral for Securities Loaned	—	58,667	—

Total	$3,763,815	$58,667	$—

Unrealized Appreciation on Swap Contracts	—	21,116	—

Total - Net	$3,763,815	$79,783	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$38,991,898	$—	$—
Investment of Cash Collateral for Securities Loaned	—	619,251	—

Total	$38,991,898	$619,251	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during the period ended March 31, 2017. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

	Transfers from Level 1 to Level 2[1]	Transfers from Level 2 to Level 1[2]
Dynamic Currency Hedged International SmallCap Equity Fund	$—	$957

Dynamic Currency Hedged Japan Equity Fund	12,880	—

[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of March 31, 2017.
[2]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market for identical investments as of March 31, 2017.

During the period ended March 31, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts , futures contracts and swap contracts during the period ended March 31, 2017 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to

Notes to Schedule of Investments (unaudited) (continued)

default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At March 31, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

During the period ended March 31, 2017, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$3,251,077	$6,340,871	$—	$—

Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	192,500,750	388,052,682	—	—

Dynamic Currency Hedged International Quality Dividend Growth Fund[1]
Foreign exchange contracts	1,487,166	2,997,144	—	—

Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	1,112,108	2,181,946	—	—

Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	3,170,054	6,324,018	—	—

Emerging Markets Dividend Fund[2]
Foreign exchange contracts	54,470	276,938	—	—

Europe Domestic Economy Fund
Foreign exchange contracts	—	473	—	—

Global ex-Mexico Equity Fund[3]
Foreign exchange contracts	2,063	531,607	—	—

Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	12,482,491	24,207,094	—	—

Global SmallCap Dividend Fund
Equity contracts[2]	—	—	—	808,646

Foreign exchange contracts	16,594	83,658	—	—

Strong Dollar Emerging Markets Equity Fund[2]
Foreign exchange contracts	585,089	331,366	—	—

Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	4,291,605	—

Dynamic Long/Short U.S. Equity Fund
Equity contracts	—	—	2,561,789	—

[1]	For the period November 3, 2016 (commencement of operations) through March 31, 2017.
[2]	The volume of derivative activity for the period is based on intra-month balances.
[3]	For the period February 10, 2017 (commencement of operations) through March 31, 2017.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Foreign dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income including amortization of premiums and discounts, is accrued daily.

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - The Currency Hedged Equity Funds, except the Global Hedged SmallCap Dividend Fund, utilized forward foreign currency contracts (“Forward Contract”) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. The Global Hedged SmallCap Dividend Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Emerging Markets Dividend Fund, Europe Domestic Economy Fund, Global ex-Mexico Fund, Global SmallCap Dividend Fund, and the Strong Dollar Emerging Markets Equity Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Futures Contracts - The Global SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Total Return Swap Contracts - The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Notes to Schedule of Investments (unaudited) (continued)

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$1,291,328	$168,856	$(45,089)	$123,767
Dynamic Currency Hedged International Equity Fund	361,122,467	31,965,383	(8,377,193)	23,588,190
Dynamic Currency Hedged International Quality Dividend Growth Fund	2,025,743	175,400	—	175,400
Dynamic Currency Hedged International SmallCap Equity Fund	1,273,005	253,219	(52,377)	200,842
Dynamic Currency Hedged Japan Equity Fund	2,461,668	224,048	(64,002)	160,046
Emerging Markets Dividend Fund	8,234,417	780,059	(84,821)	695,238
Europe Domestic Economy Fund	2,571,556	249,908	(186,108)	63,800
Global ex-Mexico Equity Fund	2,509,845	98,775	(27,021)	71,754
Global Hedged SmallCap Dividend Fund	19,595,974	5,459,092	(2,433)	5,456,659
Global SmallCap Dividend Fund	24,117,204	4,880,572	(451,258)	4,429,314
Strong Dollar Emerging Markets Equity Fund	4,982,915	651,354	(260,208)	391,146
U.S. Domestic Economy Fund	2,085,341	48,351	(19,731)	28,620
U.S. Export and Multinational Fund	1,302,308	109,134	(2,918)	106,216
Fundamental U.S. Corporate Bond Fund	4,936,570	7,446	(100,771)	(93,325)
Fundamental U.S. High Yield Corporate Bond Fund	4,904,677	185,204	(18,909)	166,295
Fundamental U.S. Short-Term Corporate Bond Fund	4,966,045	3,366	(25,583)	(22,217)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	4,880,460	99,359	(21,923)	77,436
Dynamic Bearish U.S. Equity Fund	3,618,050	254,706	(50,274)	204,432
Dynamic Long/Short U.S. Equity Fund	37,601,294	2,470,809	(460,954)	2,009,855

Notes to Schedule of Investments (unaudited) (concluded)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended March 31, 2017 are as follows:

Fund	Value at 6/30/2016	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2017	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]
WisdomTree International Quality Dividend Growth Fund	$—	$2,064,934	$40,924	$2,201,143	$17,934
Global Hedged SmallCap Dividend Fund
WisdomTree Global SmallCap Dividend Fund	$35,194,942	$2,990,522	$17,825,275	$24,348,933	$553,895

[1]	For the period November 3, 2016 (commencement of operations) through March 31, 2017.

WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Dynamic Currency Hedged International Equity Fund	720	$19,987	$334
Dynamic Currency Hedged International SmallCap Equity Fund	78	2,232	7
Emerging Markets Dividend Fund	390	11,450	19
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	254	12,748	283
Dynamic Long/Short U.S. Equity Fund	97	2,816	26

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	May 19, 2017

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	May 19, 2017

* Print the name and title of each signing officer under his or her signature.